UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-617-757-6400

                     DATE OF FISCAL YEAR END: JULY 31, 2004

                   DATE OF REPORTING PERIOD: JANUARY 31, 2004


















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ITEM 1.   REPORTS TO STOCKHOLDERS.

                                                                January 31, 2004

HIGHMARK
   The smart approach to investing.




SEMI-ANNUAL
-----------------
           REPORT

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                              TABLE OF CONTENTS

management's discussion of fund performance ..........................    2

statements of net assets .............................................   23

statements of operations .............................................   68

statements of changes in net assets ..................................   72

financial highlights .................................................   76

notes to financial statements ........................................   83

shareholder voting results ...........................................   92

fund information .....................................................   93



This report and the financial statements contained herein are submitted for the general information of HighMark[R] Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. SEI Investments Distribution Co., serves as Distributor for HighMark Funds and is not affiliated with the Adviser, HighMark Capital Management, Inc., or with Union Bank of California, N.A.


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TOP TEN HOLDINGS

COMPANY                     % OF
                         PORTFOLIO*
GOLDMAN SACHS GROUP         4.2
SAP, ADR                    4.0
EMC                         3.7
ZIMMER HOLDINGS             3.4
PFIZER                      3.2
BOSTON SCIENTIFIC           3.1
ANALOG DEVICES              3.0
CISCO SYSTEMS               2.9
SMITH INTERNATIONAL         2.9
INTEL                       2.9



TOP FIVE SECTORS

SECTOR                      % OF
                         PORTFOLIO*
INFORMATION TECHNOLOGY     35.7
HEALTH CARE                20.4
CONSUMER DISCRETIONARY     15.9
FINANCIALS                 13.7
INDUSTRIALS                 5.2

*EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.



LARGE CAP
GROWTH FUND

PERFORMANCE

For the semi-annual period ended January 31, 2004, the HighMark Large Cap Growth Fund produced a total return of 11.45% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500/BARRA Growth Index returned 13.62% and the Morningstar Large Growth Category, a measure of the Fund's peer group, returned 12.93% during such period.

FACTORS AFFECTING PERFORMANCE

The stock market posted a powerful advance during the six-month period ended January 31, 2004 as strong corporate earnings, low levels of inflation and a weaker dollar continued to provide a favorable backdrop for financial markets. The market rally was broad-based, and most sectors posted healthy returns. Corporate profits strengthened, which appeared to be the result of a favorable confluence of events. In recent years, many companies slashed capital expenditures and staffing levels such that both fixed costs and wage costs have declined. In late 2003, revenues started to grow again for most companies. This optimal environment of rising revenues and declining costs resulted in record margin expansion and strong profit momentum for much of corporate America.

In the first half of 2003, a tremendous amount of investor fear appeared to be lingering following the recent three-year bear market. Investors had gravitated towards stocks that were perceived to be higher quality. Meanwhile, the stock prices of companies believed to have insecure bottom lines or vulnerable earnings were punished. As the fiscal period commenced in August, however, market fears started to be alleviated. The same stocks that were previously beaten down experienced a tremendous rally.

This development was one reason that the Fund did not perform as well as the index or its peer group of comparable mutual funds. We remain focused on investing in companies we believe possess structural advantages over their competition, resulting in a greater ability to sustain high levels of profitability and growth. We also continue to gear the portfolio around those companies with strong secular growth profiles. As a result, the Fund did not own many of the lower priced, highest performing stocks during the period. Underexposure in the industrial, utilities and telecommunications sectors, each among the better performing segments of the market during the period, also detracted from performance.

The Fund benefited during the period from a relative overweight in the technology sector, the single best performing segment of the market. The Fund's underweight in the relatively poor performing healthcare sector, combined with favorable stock selection within that sector, also contributed to performance.

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HIGHMARK LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.


[PHOTO OF DAN BECKER OMITTED]

TEAM LEADER
DAN BECKER
WADDELL & REED INVESTMENT
MANAGEMENT CO.

[PHOTO OF PHIL SANDERS OMITTED]

TEAM LEADER
PHIL SANDERS
WADDELL & REED INVESTMENT
MANAGEMENT CO.


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP GROWTH FUND VERSUS THE S&P 500/BARRA GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.


[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes as follows:

            HighMark Large         HighMark Large         HighMark Large        HighMark Large         S&P 500/BARRA     Morningstar
           Cap Growth Fund,       Cap Growth Fund,       Cap Growth Fund,      Cap Growth Fund,           Growth        Large Growth
           Fiduciary Shares        Class A Shares+        Class B Shares+       Class C Shares+           Index           Category
11/30/93       $10,000                $ 9,450                $10,000                $10,000              $10,000           $10,000
7/94           $ 9,650                $ 9,129                $ 9,650                $ 9,650              $ 9,933           $ 9,860
7/95           $12,085                $11,420                $12,085                $12,085              $12,985           $12,665
7/96           $13,622                $12,891                $13,622                $13,622              $15,277           $13,982
7/97           $20,234                $19,142                $20,234                $20,234              $23,908           $20,254
7/98           $24,805                $23,403                $24,698                $24,805              $29,864           $23,962
7/99           $29,082                $27,363                $28,714                $29,082              $37,094           $29,842
7/00           $32,319                $30,337                $31,637                $32,144              $43,388           $37,971
7/01           $17,546                $16,434                $17,011                $17,303              $30,602           $26,531
7/02           $13,200                $12,350                $12,697                $12,900              $23,805           $18,961
7/03           $14,666                $13,648                $13,959                $14,202              $25,921           $21,100
1/04           $16,345                $15,194                $15,485                $15,753              $29,452           $23,829

------------------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH       ONE YEAR           3 YEAR           5 YEAR           10 YEAR           SINCE
                               RETURN          RETURN            RETURN           RETURN           RETURN          INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares             11.45%          29.90%          -14.68%           -10.64%             4.52%            5.11%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares               11.33%          29.43%          -14.91%           -10.88%             4.34%+           5.49%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*     5.15%          22.27%          -16.49%           -11.88%             3.76%+           4.87%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares               10.93%          28.55%          -15.47%           -11.45%             3.95%+          -5.43%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**    5.93%          23.55%          -16.33%           -11.73%             3.95%+          -5.54%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares               10.92%          28.72%          -15.43%           -11.59%+            3.96%+         -15.15%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***   8.80%          26.42%          -15.72%           -11.76%+            3.85%+         -15.36%
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects 1.00% sales charge and maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


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TOP TEN HOLDINGS*

COMPANY                     % OF
                         PORTFOLIO**
CITIGROUP                   3.8
GENERAL ELECTRIC            3.1
EXXON MOBIL                 2.8
WASHINGTON MUTUAL           2.5
JP MORGAN CHASE             2.4
TARGET                      2.4
QUESTAR                     2.4
ALTRIA GROUP                2.4
VERIZON COMMUNICATIONS      2.3
AVERY DENNISON              2.2


TOP FIVE SECTORS

SECTOR                      % OF
                         PORTFOLIO**
FINANCIALS                 23.7
INDUSTRIALS                17.1
CONSUMER DISCRETIONARY      9.7
INFORMATION TECHNOLOGY      9.5
ENERGY                      7.2

 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH
  COLLATERAL RECEIVED FROM SECURITIES LENDING.



VALUE MOMENTUM FUND

PERFORMANCE

For the semi-annual period ended January 31, 2004, the HighMark Value Momentum Fund produced a total return of 15.56% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned 15.22% and the Morningstar Large Value Category, a measure of the Fund's peer group, returned 16.12% during such period.

FACTORS AFFECTING PERFORMANCE

After several stagnant years, the economy received a boost from industrial America during the six-month period ended January 31, 2004. We believe that this was driven by favorable fiscal and monetary policy and the weakening dollar. The falling dollar is negative for travelers, as they will pay more for purchases made abroad. For U.S. industrial companies, however, the declining dollar was a good thing. It allowed U.S. firms to better compete in the sales of goods in international markets, and made it tougher on foreign companies to sell products in the United States.

Masked in the recent economic recovery was the fact that the consumer began to have less impact. After largely supporting the economy for several years, consumers experienced limited increases in employment, below average wage gains, and less refinancing activity. These factors all resulted in limited amounts of new cash in the hands of consumers.

With this as the economic backdrop, equity markets continued their recent trend of strong performance. Investors experienced a very broad market rally, driven by stronger than expected corporate earnings and the Federal Reserve's continued stance of maintaining low short-term interest rates.

The Fund's performance benefited significantly from the strength of the industrial sector. We have maintained a strong overweight in industrial stocks for some time, and the Fund was rewarded for this during the period. Within the industrial sector, we began positions in home building companies Pulte Homes and Lennar. The Fund also benefited from being overweight in the energy sector, where the price of oil and natural gas continued to strengthen. Further contributing to the Fund's performance was a moderate overweight in the financial sector, and we initiated positions in financial firms such as Principal Financial Group, Prudential Financial and Freddie Mac.

A significant underweight in the best-performing technology sector detracted from the Fund's relative performance. Despite this fact, we remain pleased that the Fund outpaced its benchmark during the reporting period.


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HIGHMARK VALUE MOMENTUM FUND

INVESTMENT OBJECTIVE

THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF INCOME.


[PHOTO OF RICHARD EARNEST OMITTED]

TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes as follows:

            HighMark Value         HighMark Value         HighMark Value         HighMark Value          S&P 500        Morningstar
            Momentum Fund,         Momentum Fund,         Momentum Fund,         Momentum Fund,         Composite       Large Value
           Fiduciary Shares        Class A Shares         Class B Shares+        Class C Shares+          Index           Category
7/31/93        $10,000                $ 9,450                $10,000               $10,000               $10,000           $10,000
7/94           $10,427                $ 9,854                $10,427               $10,427               $10,516           $10,539
7/95           $13,077                $12,357                $13,077               $13,077               $13,262           $12,636
7/96           $15,275                $14,406                $15,275               $15,275               $15,459           $14,493
7/97           $22,530                $21,197                $22,530               $22,530               $23,520           $20,805
7/98           $24,607                $23,096                $24,497               $24,607               $28,057           $22,813
7/99           $27,826                $26,050                $27,410               $27,826               $33,724           $25,569
7/00           $29,070                $27,152                $28,369               $28,800               $36,749           $24,697
7/01           $28,910                $26,935                $27,949               $28,377               $31,483           $27,135
7/02           $23,111                $21,481                $22,161               $22,477               $24,043           $22,012
7/03           $25,422                $23,573                $24,155               $24,502               $26,604           $23,880
1/04           $29,377                $27,210                $27,788               $28,183               $30,653           $27,730

------------------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH       ONE YEAR           3 YEAR           5 YEAR           10 YEAR           SINCE
                               RETURN          RETURN            RETURN           RETURN           RETURN          INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares             15.56%          35.81%            -1.83%            2.59%            10.39%           11.59%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares               15.43%          35.50%            -2.06%            2.34%            10.17%           10.96%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*     9.06%          28.07%            -3.90%            1.19%             9.55%           10.43%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares               15.04%          34.59%            -2.70%            1.65%             9.78%+           2.46%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**   10.04%          29.59%            -3.53%            1.34%             9.78%+           2.34%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares               15.02%          34.52%            -2.73%            1.74%+            9.94%+           0.28%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***  12.85%          32.15%            -3.05%            1.53%+            9.83%+           0.03%
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from July 31, 1993 with the performance of Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects 1.00% sales charge and maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and April 2, 1992, (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.


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TOP TEN HOLDINGS

COMPANY                     % OF
                         PORTFOLIO*
CITIGROUP                   4.1
BANK OF AMERICA             3.0
JP MORGAN CHASE             2.1
WACHOVIA                    2.0
CONOCOPHILLIPS              1.9
BELLSOUTH                   1.8
VERIZON COMMUNICATIONS      1.8
ALLSTATE                    1.6
MORGAN STANLEY              1.4
OCCIDENTAL PETROLEUM        1.3


TOP FIVE SECTORS

SECTOR                      % OF
                         PORTFOLIO*
FINANCIALS                 35.2
CONSUMER DISCRETIONARY     14.7
ENERGY                      9.2
INFORMATION TECHNOLOGY      7.5
CONSUMER STAPLES            6.8


*EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.


LARGE CAP VALUE FUND

PERFORMANCE

For the semi-annual period ended January 31, 2004, the HighMark Large Cap Value Fund produced a total return of 18.58% (Fiduciary Shares). In comparison, the unmanaged Russell 1000 Value Index returned 16.86%, the Standard & Poor's 500/BARRA Value Index returned 16.85%, and the Morningstar Large Value Category, a measure of the Fund's peer group, returned 16.12% during such period.

FACTORS AFFECTING PERFORMANCE

The market rally that started in early 2003 continued through the end of the recent fiscal period. Most classes of stocks experienced strong absolute results, though value companies performed better than growth companies.

We were very pleased with the Fund's performance during the six-month period ended January 31, 2004. Our investment philosophy is primarily value-oriented; though we believe that superior results can be achieved by a combination of value, growth, and momentum in a risk-controlled environment. In our attempt to control risk, we rely on purely quantitative analysis and seek to create a fully invested, well-diversified and sector-neutral portfolio. We believe that our investment strategy helped the Fund comfortably outperform both its benchmark and its peer group of comparable mutual funds during the reporting period.

The single biggest contributor to the Fund's investment results was favorable stock selection within the energy sector. Specifically, holdings in Sunoco, Occidental Petroleum and Marathon Oil all performed well. With respect to individual holdings, the most profitable position for the Fund was Countrywide Financial. R.J. Reynolds Tobacco and Avnet also performed well for the Fund.

Overall, the technology sector was the period's best performing segment of the market. In absolute terms, the technology stocks owned by the Fund did very well. Relative to its benchmark, however, the Fund's technology holdings underperformed. Specifically, the Fund did not own IBM, Lucent Technologies, Motorola or Hewlett-Packard, each of which performed very well. Further detracting from the Fund's performance were underweight positions in strong performers Exxon Mobil and Altria Group, both which performed well during the period. Finally, the Fund did not own stock in FleetBoston Financial, which was one of the best performing financial companies represented in its benchmark during the period.


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HIGHMARK LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP VALUE FUND SEEKS TOTAL RETURN ON INVESTMENT, WITH DIVIDEND INCOME AS AN IMPORTANT COMPONENT OF THAT RETURN. A SECONDARY GOAL IS TO MAINTAIN A LOW LEVEL OF PRICE VOLATILITY.


[PHOTO OF TED ARONSON OMITTED]

TEAM LEADER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OF KEVIN JOHNSON OMITTED]

TEAM LEADER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OF MARTHA ORTIZ OMITTED]

TEAM LEADER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX, THE S&P 500/BARRA VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.


[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes as follows:

            HighMark Large      HighMark Large      HighMark Large     HighMark Large    Russell 1000   S&P 500/BARRA   Morningstar
            Cap Value Fund,     Cap Value Fund,     Cap Value Fund,    Cap Value Fund,      Value           Value       Large Value
           Fiduciary Shares     Class A Shares+     Class B Shares+    Class C Shares+      Index           Index         Category
7/31/93         $10,000             $ 9,450             $10,000            $10,000          $10,000        $10,000        $10,000
7/94            $10,423             $ 9,850             $10,423            $10,423          $10,363        $10,528        $10,539
7/95            $12,222             $11,575             $12,222            $12,222          $12,525        $12,780        $12,636
7/96            $14,454             $13,683             $14,454            $14,454          $14,514        $14,767        $14,493
7/97            $20,254             $19,153             $20,254            $20,254          $21,601        $21,795        $20,805
7/98            $22,439             $21,164             $22,342            $22,439          $25,426        $24,700        $22,813
7/99            $25,633             $24,114             $25,303            $25,633          $29,238        $28,519        $25,569
7/00            $23,154             $21,736             $22,646            $22,967          $27,776        $28,479        $24,697
7/01            $22,482             $21,036             $21,776            $22,080          $30,203        $29,612        $27,135
7/02            $17,017             $15,872             $16,339            $16,567          $24,996        $22,014        $22,012
7/03            $18,252             $17,002             $17,386            $17,620          $27,683        $24,766        $23,880
1/04            $21,624             $20,129             $20,502            $20,794          $32,351        $28,939        $27,730

------------------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH       ONE YEAR           3 YEAR           5 YEAR           10 YEAR           SINCE
                               RETURN          RETURN            RETURN           RETURN           RETURN          INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares             18.58%          35.35%            -4.29%           -2.18%             7.37%           11.07%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares               18.39%          34.93%            -4.52%           -2.43%             7.20%+           7.83%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*    11.88%          27.50%            -6.31%           -3.52%             6.59%+           7.20%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares               17.92%          34.12%            -5.15%           -3.07%             6.79%+          -0.39%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**   12.92%          29.12%            -6.09%           -3.35%             6.79%+          -0.49%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares               18.01%          34.13%            -5.14%           -2.96%+            6.94%+          -3.33%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***  15.79%          31.74%            -5.45%           -3.16%+            6.83%+          -3.57%
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from July 31, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects 1.00% sales charge and maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


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TOP TEN HOLDINGS

COMPANY                     % OF
                         PORTFOLIO*
CITIGROUP                   4.5
UNITEDHEALTH GROUP          4.1
GENERAL ELECTRIC            4.0
PFIZER                      3.9
MICROSOFT                   3.4
INTEL                       3.2
TYCO INTERNATIONAL          2.9
WAL-MART STORES             2.6
SLM                         2.4
GOLDMAN SACHS GROUP         2.3


TOP FIVE SECTORS

SECTOR                      % OF
                         PORTFOLIO*
FINANCIALS                 21.1
HEALTH CARE                17.5
INFORMATION TECHNOLOGY     15.8
INDUSTRIALS                15.3
CONSUMER DISCRETIONARY     11.8

*EXCLUDES SECURITIES PURCHASED WITH CASH
 COLLATERAL RECEIVED FROM SECURITIES LENDING.


CORE EQUITY FUND

PERFORMANCE

For the semi-annual period ended January 31, 2004, the HighMark Core Equity Fund produced a total return of 13.65% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned 15.22% and the Morningstar Large Blend Category, a measure of the Fund's peer group, returned 14.32% during such period.

FACTORS AFFECTING PERFORMANCE

The six-month period ended January 31, 2004 proved to be a good one for investors. Equity markets responded to an improving economy and stronger corporate earnings. The stock market surged, partially helping to mend the damage done by the recent three-year bear market. The stock prices of most companies rallied, though the biggest winners were small capitalization stocks and those we consider to be more speculative in nature. The best performing sectors included technology, telecommunications and biotechnology.

The Fund follows a domestic, large capitalization investment strategy. We maintain a bias towards what we believe to be higher quality blue chip companies. Many such companies maintained solid earnings, even better than expected earnings in some cases. However, particularly in the fourth quarter of 2003, these stocks lagged the overall market as investors became more interested in small companies that were more highly leveraged to an economic recovery.

The phenomenal performance of these smaller companies relative to larger, more established firms that the Fund owned was the primary factor explaining the Fund's underperformance relative to its benchmark and its peer group of comparable mutual funds. Also detracting from the Fund's relative performance was an overweighting in the consumer discretionary sector, including holding stock in companies such as Target, Comcast and Viacom. This sector did not perform as well as some other segments of the market during the period.

Contributing to the Fund's performance during the period was a modest overweighting in the best performing technology sector. Further, the Fund was significantly overweighted in underlying industries within the technology sector that were leveraged to an economic recovery or were cyclical in nature. For example, the Fund's performance benefited from holdings in semiconductor capital equipment, networking, and storage devices. Texas Instruments, EMC and Cisco Systems did particularly well as did Applied Materials before being sold during the period. The Fund also benefited from favorable stock selection and a relative overweighting in the industrial sector, and Tyco International and United Technologies both contributed to performance. Finally, the Fund was underweighted in consumer staples and healthcare, both of which underperformed the overall market during the period.


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HIGHMARK CORE EQUITY FUND

INVESTMENT OBJECTIVE

THE HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.


[PHOTO OF THOMAS ARRINGTON OMITTED]

TEAM LEADER
THOMAS ARRINGTON
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OF GEORGE ROKAS OMITTED]

TEAM LEADER
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

             HighMark Core         HighMark Core         HighMark Core         HighMark Core          S&P 500        Morningstar
             Equity Fund,           Equity Fund,          Equity Fund,          Equity Fund,         Composite       Large Blend
           Fiduciary Shares       Class A Shares+       Class B Shares+       Class C Shares+          Index           Category
5/31/00        $10,000                $ 9,450               $10,000               $10,000             $10,000          $10,000
7/00           $ 9,768                $ 9,231               $ 9,758               $ 9,768             $10,087          $10,115
7/01           $ 8,312                $ 7,829               $ 8,230               $ 8,312             $ 8,642          $ 8,831
7/02           $ 6,296                $ 5,914               $ 6,178               $ 6,296             $ 6,600          $ 6,789
7/03           $ 6,872                $ 6,441               $ 6,685               $ 6,872             $ 7,302          $ 7,396
1/04           $ 7,810                $ 7,315               $ 7,335               $ 7,804             $ 8,414          $ 8,455

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED            ANNUALIZED
                                             SIX MONTH             ONE YEAR                3 YEAR                 SINCE
                                              RETURN                RETURN                 RETURN               INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                            13.65%                31.98%                 -5.95%                 -6.52%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                              13.57%                31.76%                 -6.13%                 -6.59%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*                    7.34%                24.48%                 -7.88%                 -8.06%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                              13.10%                30.95%                 -6.77%                 -7.20%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**                   8.10%                25.95%                 -7.71%                 -7.98%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                              13.55%+               31.86%+                -5.97%+                -6.54%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***                 11.38%+               29.51%+                -6.27%+                -6.79%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on May 31, 2000 with the performance of Class A, Class B Shares on June 30, 2000 or Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects 1.00% sales charge and maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


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TOP TEN HOLDINGS

COMPANY                     % OF
                         PORTFOLIO*
CITIGROUP                   3.2
UNITEDHEALTH GROUP          2.9
GENERAL ELECTRIC            2.9
PFIZER                      2.8
MICROSOFT                   2.5
INTEL                       2.3
TYCO INTERNATIONAL          2.1
WAL-MART STORES             2.0
SLM                         1.7
GOLDMAN SACHS GROUP         1.7


TOP FIVE SECTORS**

SECTOR                      % OF
                         PORTFOLIO*
FINANCIALS                 15.3
HEALTH CARE                12.6
INFORMATION TECHNOLOGY     11.5
INDUSTRIALS                11.1
CONSUMER DISCRETIONARY      8.6

 *EXCLUDES SECURITIES PURCHASED WITH CASH
  COLLATERAL RECEIVED FROM SECURITIES LENDING.
**EXCLUDES FIXED INCOME SECURITIES.


BALANCED FUND

PERFORMANCE

For the semi-annual period ended January 31, 2004, the HighMark Balanced Fund produced a total return of 10.58% (Fiduciary Shares). In comparison, the unmanaged Standard & Poors 500 Composite Index returned 15.22%, the Lehman Brothers U.S. Aggregate Bond Index returned 4.49% and the Morningstar Balanced Objective, a measure of the Fund's peer group, returned 10.67% during such period.

FACTORS AFFECTING PERFORMANCE

For the six-month period ended January 31, 2004, the U.S. economy continued its recent upward trend, benefiting from several sources of economic stimulus. A coordinated combination of tax cuts, a weak U.S. dollar and low interest rates combined to help fuel the economy throughout the period. The Federal Reserve Board continued to maintain an accommodative stance towards interest rates, holding the Federal Funds rate unchanged at 1.00%.

The most recent fiscal period proved to be a good one for investors. Equity markets responded to the improving economy and stronger corporate earnings. The stock market surged, helping to mend partially the damage done by the recent three-year bear market. In the bond market, intermediate to long-term yields declined, with the yield on 10-year bonds falling 0.27% and the yield on 30-year bonds dropping 0.40%. The strength of the economy combined with declining yields propelled corporate bonds over U.S. Treasuries by 1.86% during the period. Corporate bonds also benefited from improved corporate earnings, strengthening balance sheets, and reduced credit risk. The reduction in credit risk helped lower quality bonds outperform higher quality bonds.

The biggest winners in the equity market were small capitalization stocks and those stocks we consider to be more speculative in nature. The best performing sectors included technology, telecommunications and biotechnology. With respect to the equity portion of the portfolio, the Fund follows a domestic, large capitalization investment strategy. We maintain a bias toward what we believe to be higher quality blue chip companies. Many such companies maintained solid earnings, even better than expected earnings in some cases. However, particularly in the fourth quarter of 2003, these stocks lagged the overall market as investors became more interested in small companies that were more highly leveraged to an economic recovery.

With respect to fixed income securities, the Fund performed well. This was due in large part to the Fund being more heavily weighted in corporate bonds, and less heavily weighted in Treasuries, than the Lehman Brothers U.S. Aggregate Bond Index. Further, the Fund benefited from a slightly lower average credit quality than the index, as lower rated bonds generally outperformed higher quality bonds during the period.


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10                               1.800.433.6884

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HIGHMARK BALANCED FUND

INVESTMENT OBJECTIVE

THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.


[PHOTO OF THOMAS ARRINGTON OMITTED]

TEAM LEADER
THOMAS ARRINGTON
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OF GEORGE ROKAS OMITTED]

TEAM LEADER
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BALANCED FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR BALANCED OBJECTIVE.

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes as follows:

            HighMark           HighMark          HighMark            HighMark          S&P 500     Lehman Brothers      Morningstar
         Balanced Fund,      Balanced Fund,    Balanced Fund,      Balanced Fund,     Composite     U.S. Aggregate       Balanced
        Fiduciary Shares     Class A Shares    Class B Shares+     Class C Shares+      Index         Bond Index         Objective
7/31/93      $10,000             $ 9,450          $10,000             $10,000          $10,000          $10,000           $10,000
7/94         $10,292             $ 9,727          $10,292             $10,292          $10,516          $10,009           $10,195,
7/95         $12,258             $11,585          $12,258             $12,258          $13,262          $11,021           $11,821
7/96         $13,599             $12,827          $13,599             $13,599          $15,459          $11,630           $12,970
7/97         $17,742             $16,685          $17,742             $17,742          $23,520          $12,884           $16,778
7/98         $19,039             $17,873          $18,983             $19,039          $28,057          $13,897           $18,441
7/99         $20,936             $19,596          $20,674             $20,936          $33,724          $14,241           $20,298
7/00         $21,413             $19,994          $20,949             $21,287          $36,749          $15,090           $21,704
7/01         $20,160             $18,764          $19,547             $19,857          $31,483          $17,005           $21,270
7/02         $17,289             $16,049          $16,611             $16,878          $24,043          $18,287           $18,595
7/03         $18,552             $17,196          $17,673             $17,957          $26,604          $19,277           $20,125
1/04         $20,514             $18,980          $19,452             $19,758          $30,653          $20,142           $22,272

------------------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH       ONE YEAR           3 YEAR           5 YEAR           10 YEAR           SINCE
                               RETURN          RETURN            RETURN           RETURN           RETURN          INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares             10.58%          21.82%            -1.47%            0.33%             6.67%            8.04%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares               10.37%          21.54%            -1.73%            0.08%             6.44%            7.20%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*     4.33%          14.91%            -3.57%           -1.05%             5.84%            6.66%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares               10.07%          20.80%            -2.35%           -0.57%             6.11%+           0.76%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**    5.07%          15.80%            -3.28%           -0.89%             6.11%+           0.63%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares               10.03%          20.74%            -2.36%           -0.45%+            6.25%+          -1.47%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***   7.94%          18.55%            -2.68%           -0.65%+            6.15%+          -1.71%
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from July 31, 1993 with the performance of Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects 1.00% sales charge and maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) to November 13, 1992 (commencement of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.


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TOP TEN HOLDINGS*

COMPANY                     % OF
                          PORTFOLIO
AMERICAN HEALTHWAYS         3.0
GRAY TELEVISION             2.3
AEROFLEX                    2.3
EDUCATION MANAGEMENT        2.1
ESPEED, CL A                2.1
ELECTRONICS FOR IMAGING     2.0
PETSMART                    2.0
COST PLUS                   1.9
INSIGHT ENTERPRISES         1.8
CORINTHIAN COLLEGES         1.7


TOP FIVE SECTORS

SECTOR                      % OF
                          PORTFOLIO
INFORMATION TECHNOLOGY     33.1
HEALTH CARE                25.2
CONSUMER DISCRETIONARY     19.0
INDUSTRIALS                15.0
FINANCIALS                  2.9


*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.


SMALL CAP GROWTH FUND

PERFORMANCE

For the semi-annual period ended January 31, 2004, the HighMark Small Cap Growth Fund produced a total return of 18.84% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Growth Index returned 21.81% and the Morningstar Small Growth Category, a measure of the Fund's peer group, returned 21.34% during such period.

FACTORS AFFECTING PERFORMANCE

The equity markets concluded the six-month period ended January 31, 2004 on a high note in reaction to improved corporate earnings prospects. In particular, evidence began to mount that the economic recovery had broadened and business spending started on the upswing. Both small capitalization and large capitalization stocks achieved double-digit returns, with small caps leading the way.

In general, the smallest and lowest quality segments of the market performed best during the period. Many stocks that had fallen out of favor with investors in previous periods over concerns regarding poor management or weak earnings prospects, again showed signs of life. Many of these low priced stocks doubled or even tripled during the period.

The Fund attempts to buy stock in companies that we believe to be strong, well-managed secular growth companies. While these stocks performed well on an absolute basis during the period, they could not keep pace with the high-flying, more speculative stocks that propelled the overall market. At the macro-level, this development is the primary explanation for why the Fund's performance trailed its benchmark and its peer group of comparable mutual funds during the most recent fiscal period. This was particularly pronounced in the technology and healthcare sectors, where the Fund's holdings performed well, yet still lagged the overall market. For example, the Fund's positions in the medical device firm Conceptus, and the technology company Portal Software, both underperformed their respective sectors.

The Fund's performance benefited during the period from American Healthways, which represents the largest holding in the portfolio and was up approximately 60%. Microelectronics manufacturer Aeroflex was another strong performer. Finally, oil and gas company Ultra Petroleum and retailer Hot Topic were two additional stocks that performed very well for the Fund before being sold during the period.


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HIGHMARK SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP GROWTH FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES OF SMALL CAPITALIZATION COMPANIES.



[PHOTO OF EDWARD ANTOIAN OMITTED]

TEAM LEADER
EDWARD ANTOIAN
CHARTWELL INVESTMENT
PARTNERS


[PHOTO OF MICHAEL JONES OMITTED]

TEAM LEADER
MICHAEL JONES
CHARTWELL INVESTMENT
PARTNERS


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes as follows:

          HighMark Small Cap     HighMark Small Cap    HighMark Small Cap    HighMark Small Cap      Russell 2000      Morningstar
             Growth Fund,           Growth Fund,          Growth Fund,          Growth Fund,            Growth         Small Growth
           Fiduciary Shares       Class A Shares        Class B Shares        Class C Shares             Index           Category
4/30/03        $10,000                $ 9,450              $10,000               $10,000                $10,000          $10,000
7/03           $11,659                $11,016              $11,650               $11,649                $12,199          $11,903
1/04           $13,855                $13,083              $13,287               $13,786                $14,860          $14,443


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          CUMULATIVE
                                                                            SIX MONTH                        SINCE
                                                                             RETURN                       INCEPTION+
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                                                            18.84%                        39.52%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                                              18.76%                        39.42%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*                                                   12.26%                        31.78%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                                                              18.35%                        38.82%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**                                                  13.35%                        33.82%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                                                              18.35%                        38.82%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***                                                 16.15%                        36.45%
------------------------------------------------------------------------------------------------------------------------------------

  + Commenced operations on April 28, 2003.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects 1.00% sales charge and maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


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TOP TEN HOLDINGS*

COMPANY                     % OF
                         PORTFOLIO**
FREMONT GENERAL             1.6
GTECH HOLDINGS              1.4
PERKINELMER                 1.3
NOVASTAR FINANCIAL          1.3
UNITED RENTALS              1.3
TOLL BROTHERS               1.3
NOVELL                      1.3
FMC                         1.2
FLAGSTAR BANCORP            1.2
BORGWARNER                  1.2


TOP FIVE SECTORS

SECTOR                      % OF
                         PORTFOLIO**
FINANCIALS                 25.4
CONSUMER DISCRETIONARY     19.0
INDUSTRIALS                16.9
INFORMATION TECHNOLOGY      9.1
HEALTH CARE                 6.5


 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH
  COLLATERAL RECEIVED FROM SECURITIES LENDING.


SMALL CAP VALUE FUND

PERFORMANCE

For the semi-annual period ended January 31, 2004, the HighMark Small Cap Value Fund produced a total return of 23.43% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Value Index returned 23.53% and the Morningstar Small Value Category, a measure of the Fund's peer group, returned 22.14% during the period.

FACTORS AFFECTING PERFORMANCE

The U.S. stock market continued its upward trend during the six-month period ended January 31, 2004 with all major domestic equity indices producing double-digit returns. Low interest rates, favorable economic policies and recovering corporate profits fueled a strong period for equity markets.

As is often the case, the economic recovery was driven from the ground up, and small cap stocks led the rally. Small companies proved better able to come out of the economic downturn quickly, and they experienced higher growth rates compared to bigger companies. Further, during the fourth quarter of 2003, markets experienced a shift in investment style, and value stocks outperformed growth stocks.

The Fund maintained a substantial valuation discount relative to its benchmark. We believe that this defensive, deep-value oriented investment style held up relatively well in the quickly rising market. Our defensive investment strategy has historically delivered its best relative performance when the market has been weak or going down. With the market as strong as it was during the past six months, we were particularly pleased that the Fund's results kept pace with its benchmark and outperformed its peer group of comparable mutual funds.

The Fund's performance during the period benefited from the continued boom in residential housing. Three of the top ten performing stocks in the portfolio during the period, Fremont General, Toll Brothers and Novastar Financial, operate in the housing market or mortgage refinancing business. Positions in Novell and US Oncology also performed well for the Fund during the period. The Fund's performance was negatively impacted by the stocks of small utilities companies, such as Nuevo Energy, Nicor and UGI, which did not perform as well as other segments of the market during the period.


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14                               1.800.433.6884

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[GRAPHIC OF MOUNTAIN RANGE OMITTED]


HIGHMARK SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES OF SMALL CAPITALIZATION COMPANIES.


[PHOTO OF JOSEF LAKONISHOK OMITTED]

TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes as follows:

            HighMark Small        HighMark Small         HighMark Small        HighMark Small           Russell         Morningstar
            Cap Value Fund,       Cap Value Fund,        Cap Value Fund,       Cap Value Fund,         2000 Value       Small Value
           Fiduciary Shares       Class A Shares         Class B Shares        Class C Shares+           Index            Category
9/30/98         $10,000               $ 9,450                $10,000               $10,000              $10,000           $10,000
7/99            $12,479               $11,778                $12,398               $12,479              $11,208           $11,997
7/00            $14,529               $13,670                $14,336               $14,488              $11,752           $12,364
7/01            $14,122               $13,246                $13,804               $13,950              $14,543           $15,707
7/02            $14,136               $13,225                $13,695               $13,840              $13,742           $14,881
7/03            $17,033               $15,891                $16,325               $16,493              $16,300           $17,447
1//04           $21,024               $19,597                $19,972               $20,270              $20,136           $21,310


------------------------------------------------------------------------------------------------------------------------------------
                                                                           ANNUALIZED         ANNUALIZED        ANNUALIZED
                                       SIX MONTH         ONE YEAR            3 YEAR             5 YEAR             SINCE
                                        RETURN            RETURN             RETURN             RETURN           INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares                      23.43%            52.10%              13.36%           14.25%             14.97%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                        23.32%            51.71%              13.09%           13.93%             14.65%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*             16.52%            43.39%              10.97%           12.65%             13.45%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                        22.95%            50.85%              12.30%           13.27%             13.96%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**            17.95%            45.85%              11.51%           13.03%             13.86%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                        22.90%            50.76%              12.31%           13.21%+            12.24%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***           20.69%            48.21%              11.93%           12.98%+            11.96%
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the maximum sales charge applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects 1.00% sales charge and maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


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[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


TOP TEN HOLDINGS

HOLDING                            % OF
                                 PORTFOLIO

CONTRA COSTA,
  TRANSPORTATION AUTHORITY,
  SALES TAX, SER A, RB
  6.000%, 03/01/06                  2.0

LOS ANGELES, DEPARTMENT
  OF WATER & POWER,
  SER A-A-1, RB
  5.250%, 07/01/11                  1.8

LOS ANGELES COUNTY,
  PUBLIC WORKS FINANCING
  AUTHORITY, REGIONAL PARK &
  OPEN SPACE DISTRICT, SER A, RB
  5.500%, 10/01/08                  1.8

ORANGE COUNTY, LOCAL
  TRANSPORTATION AUTHORITY,
  MEASURE M, SECOND SENIOR,
  SER A, RB
  5.500%, 02/15/08                  1.7

SAN DIEGO COUNTY, REGIONAL
  TRANSPORTATION COMMISSION,
  SECOND SENIOR, SER A, RB
  6.000%, 04/01/06                  1.5

SAN DIEGO, PUBLIC FACILITIES
  FINANCING AUTHORITY, RB
  6.000%, 05/15/06                  1.4

EASTERN MUNICIPAL WATER
  DISTRICT, SER A, COP
  5.375%, 07/01/16                  1.3

M-S-R PUBLIC POWER AUTHORITY,
  SAN JUAN PROJECT, SER I, RB
  5.000%, 07/01/14                  1.2

EASTERN MUNICIPAL WATER
  DISTRICT, SER A, COP
  5.375%, 07/01/17                  1.2

ORANGE COUNTY, LOCAL
  TRANSPORTATION AUTHORITY,
  MEASURE M, SECOND SENIOR, RB
  6.000%, 02/15/07                  1.2


TOP FIVE SECTORS

SECTOR                             % OF
                                 PORTFOLIO
REVENUE BONDS                      57.1
GOVERNMENT OBLIGATIONS             21.0
PARTICIPATION NOTES                13.6
TAX ALLOCATION NOTES                6.3
PREREFUNDED                         1.4


CALIFORNIA
INTERMEDIATE
TAX-FREE BOND FUND

PERFORMANCE

For the semi-annual period ended January 31, 2004, the HighMark California Intermediate Tax-Free Bond Fund produced a total return of 4.23% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 5.69% and the Morningstar Municipal California Intermediate/Short Category, a measure of the Fund's peer group, returned 4.27% during such period.

FACTORS AFFECTING PERFORMANCE

The Federal Reserve continued to maintain an accommodative stance with respect to interest rates for the six-month period ended January 31, 2004. The Federal Funds rate, the rate at which banks lend to each other, was left unchanged at 1.00% throughout the period. The Fed also maintained a balanced risk assessment of sustainable growth for the economy and near equal probability of deflation and inflation.

Municipal bond returns were generally positive for the period. The municipal yield curve flattened as rates on the long end of the curve fell. As a result, longer-term municipal bonds posted the best relative performance.

Currently, as we move toward a stronger economy, the remnants of the recent recession have left several states with their credit rating downgraded, and others with a negative credit outlook. Unfortunately, as states have tried to gain control of their fiscal positions, they have increasingly put pressure on counties and cities to fill the gaps, potentially damaging the credit of those entities.

California has been hit especially hard. The financial situation in the State remains under pressure, with an estimated deficit of $14 billion for the current fiscal year. A new governor was elected by way of a recall election. He has submitted his budget for 2004/2005, and the proposal includes broad spending reductions and additional borrowing, but no new taxes. In December, Moody's issued a negative outlook for California, and lowered the State's long-term credit rating to Baa1 from A3.

We have purposefully positioned the Fund defensively with high credit quality, shorter duration bonds. We believe this strategy guards against an environment of rising interest rates. This strategy caused the Fund to underperform relative to its benchmark and its peer group of comparable mutual funds during the period, since rates actually declined. Still, we continue to believe that the Fund should focus on attempting to minimize risk and preserve capital, particularly in today's relatively uncertain municipal bond market.


--------------------------------------------------------------------------------

16                               1.800.433.6884

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[GRAPHIC OF MOUNTAIN RANGE OMITTED]


HIGHMARK CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND

INVESTMENT OBJECTIVE

THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND STATE OF CALIFORNIA INCOME TAXES.


[PHOTO OF ROBERT BIGELOW OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes as follows:

               HighMark               HighMark                HighMark                HighMark                          Morningstar
              California             California              California              California     Lehman Brothers      Municipal
           Intermediate Tax-      Intermediate Tax-       Intermediate Tax-       Intermediate Tax-     7-Year          California
            Free Bond Fund,        Free Bond Fund,         Free Bond Fund,         Free Bond Fund      Municipal       Intermediate/
           Fiduciary Shares        Class A Shares          Class B Shares+         Class C Shares+     Bond Index     Short Category
10/31/93        $10,000                $ 9,775                 $10,000                 $10,000          $10,000           $10,000
7/94            $ 9,702                $ 9,474                 $ 9,702                 $ 9,702          $ 9,953           $ 9,922
7/95            $10,407                $10,164                 $10,407                 $10,407          $10,760           $10,536
7/96            $11,102                $10,832                 $11,102                 $11,102          $11,307           $11,137
7/97            $12,079                $11,787                 $12,079                 $12,079          $12,284           $11,986
7/98            $12,652                $12,336                 $12,652                 $12,652          $12,930           $12,522
7/99            $13,100                $12,774                 $13,100                 $13,100          $13,355           $12,871
7/00            $13,713                $13,374                 $13,615                 $13,713          $13,968           $13,452
7/01            $14,799                $14,423                 $14,550                 $14,799          $15,252           $14,462
7/02            $15,671                $15,276                 $15,255                 $15,671          $16,339           $15,295
7/03            $16,071                $15,644                 $15,496                 $16,071          $16,969           $15,586
1/04            $16,751                $16,288                 $16,074                 $16,734          $17,934           $16,251

------------------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH       ONE YEAR           3 YEAR           5 YEAR           10 YEAR           SINCE
                               RETURN          RETURN            RETURN           RETURN           RETURN          INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares              4.23%           4.25%             5.03%            4.74%            5.05%            5.05%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                4.12%           3.91%             4.92%            4.68%            5.00%            4.99%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*     1.75%           1.59%             4.11%            4.20%            4.76%            4.76%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                3.73%           3.25%             4.00%            3.88%+           4.62%+           4.97%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**   -1.27%          -1.75%             3.06%            3.54%+           4.62%+           4.55%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                4.13%+          4.15%+            4.99%+           4.72%+           5.04%+           5.04%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***   3.13%+          3.15%+            4.99%+           4.72%+           5.04%+           5.04%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on October 15, 1993 with the performance of Class B Shares on November 30, 1999 or Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B Shares or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these classes. With those adjustments, performance would be lower than that shown.
  * Reflects 2.25% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.


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[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


TOP TEN HOLDINGS

HOLDING                            % OF
                                 PORTFOLIO

PORTLAND, SEWER SYSTEMS,
  SER A, RB
  5.000%, 06/01/08                  3.2

METROPOLITAN PIER &
  EXPOSITION AUTHORITY,
  MCCORMICK PLACE EXPANSION
  PROJECT, SER A, RB
  6.000%, 12/15/05                  2.9

NEVADA STATE, GO
  6.400%, 12/01/04                  2.8

KING & SNOHOMISH COUNTIES,
  SCHOOL DISTRICT NO. 417, GO
  5.250%, 12/01/09                  2.7

KING & SNOHOMISH COUNTIES,
  SCHOOL DISTRICT AUTHORITY, GO
  5.250%, 12/01/08                  2.7

DU PAGE & WILL COUNTIES,
  COMMUNITY SCHOOL DISTRICT,
  SER B, GO
  5.000%, 12/30/07                  2.7

GEORGIA STATE, SER E, GO
  5.250%, 02/01/09                  2.6

PHOENIX, GO
  5.000%, 07/01/09                  2.4

CALIFORNIA STATE, GO
  5.500%, 10/01/09                  2.1

SEATTLE, LIMITED TAX,
  SER B, GO
  5.500%, 03/01/11                  2.1


TOP FIVE SECTORS

SECTOR                             % OF
                                 PORTFOLIO
GENERAL OBLIGATIONS                64.4
REVENUE BONDS                      28.1
PREREFUNDED                         5.6
TAX ALLOCATION NOTES                1.1
PARTICIPATION NOTES                 0.6


NATIONAL INTERMEDIATE
TAX-FREE BOND FUND

PERFORMANCE

For the semi-annual period ended January 31, 2004, the HighMark National Intermediate Tax-Free Bond Fund produced a total return of 3.47% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 5.69% and the Morningstar Municipal National Intermediate Category, a measure of the Fund's peer group, returned 4.78% during such period.

FACTORS AFFECTING PERFORMANCE

The Federal Reserve continued to maintain an accommodative stance with respect to interest rates for the six-month period ended January 31, 2004. The Federal Funds rate, the rate at which banks lend to each other, was left unchanged at 1.00% throughout the period. The Fed also maintained a balanced risk assessment of sustainable growth for the economy and near equal probability of deflation and inflation.

Municipal bond returns were generally positive for the period. The municipal yield curve flattened as rates on the long end of the curve fell. As a result, longer-term municipal bonds posted the best relative performance.

Currently, as we move toward a stronger economy, the remnants of the recent recession have left several states with their credit rating downgraded, and others with a negative credit outlook. Unfortunately, as states have tried to gain control of their fiscal positions, they have increasingly put pressure on counties and cities to fill the gaps, potentially damaging the credit of those entities.

We have purposefully positioned the Fund defensively with high credit quality, shorter duration bonds. We believe this strategy guards against an environment of rising interest rates. This strategy caused the Fund to underperform relative to its benchmark and its peer group of comparable mutual funds during the period, since rates actually declined. Still, we continue to believe that the Fund should focus on attempting to minimize risk and preserve capital, particularly in today's relatively uncertain municipal bond market.


--------------------------------------------------------------------------------

18                               1.800.433.6884

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

[GRAPHIC OF MOUNTAIN RANGE OMITTED]


HIGHMARK NATIONAL INTERMEDIATE
TAX-FREE BOND FUND

INVESTMENT OBJECTIVE

THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.


[PHOTO OF ROBERT BIGELOW OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes as follows:

           HighMark National      HighMark National      HighMark National                              Morningstar
             Intermediate           Intermediate           Intermediate         Lehman Brothers          Municipal
               Tax-Free               Tax-Free               Tax-Free               7-Year                National
               Bond Fund,             Bond Fund,            Bond Fund,             Municipal            Intermediate
           Fiduciary Shares+       Class A Shares+        Class C Shares+          Bond Index             Category
7/31/93         $10,000                $ 9,773                $10,000               $10,000               $10,000
7/94            $10,149                $ 9,886                $10,116               $10,267               $10,225
7/95            $10,814                $10,515                $10,759               $11,100               $10,913
7/96            $11,219                $10,877                $11,130               $11,664               $11,485
7/97            $12,032                $11,641                $11,912               $12,671               $12,466
7/98            $12,519                $12,073                $12,354               $13,338               $13,078
7/99            $12,782                $12,298                $12,584               $13,777               $13,330
7/00            $13,197                $12,665                $12,960               $14,409               $13,732
7/01            $14,275                $13,675                $13,993               $15,733               $14,941
7/02            $15,049                $14,367                $14,701               $16,855               $15,823
7/03            $15,455                $14,725                $15,064               $17,504               $16,239
1/04            $15,992                $15,217                $15,579               $18,500               $17,015

------------------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH       ONE YEAR           3 YEAR           5 YEAR           10 YEAR           SINCE
                               RETURN          RETURN            RETURN           RETURN           RETURN          INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares               3.47%           3.97%           4.67%+           4.11%+           4.32%+            5.42%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                 3.34%           3.74%           4.44%+           3.85%+           4.06%+            5.14%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*      1.00%           1.41%           3.63%+           3.38%+           3.83%+            3.27%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                 3.42%++         3.81%++         4.46%++          3.87%++          4.07%++           5.21%++
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load**     2.42%++         2.81%++         4.46%++          3.87%++          4.07%++           5.21%++
------------------------------------------------------------------------------------------------------------------------------------

 + The performance presented links the performance of the UBOC Intermediate
   Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940 as amended ("1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.
++ The performance presented links the performance of the Fiduciary Shares from its inception on October 18, 2002 with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this class. With those adjustments, performance would be lower than that shown.
 * Reflects 2.25% sales charge.
** Reflects maximum CDSC of 1.00%

   Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance presented from February 17, 1989 to October 18, 2002 (commencement of operations of Fiduciary and Class A Shares) reflects the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund.


--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


TOP TEN HOLDINGS*

HOLDING                           % OF
                                PORTFOLIO**
FNMA
  4.500%, 04/01/18                 7.1

U.S. TREASURY BOND
  7.250%, 05/15/16                 3.6

U.S. TREASURY BOND
  8.125%, 08/15/19                 3.0

BANK ONE ISSUANCE TRUST,
  SER 2002-A4, CL A4
  2.940%, 06/16/08                 2.7

FHLMC TBA
  4.000%, 03/15/19                 2.6

U.S. TREASURY INFLATION
  INDEX NOTE
  3.000%, 07/15/12                 2.0

FHLMC
  6.000%, 09/01/17                 1.9

SIERRA PACIFIC RESOURCES,
  SER B
  6.200%, 04/15/04                 1.8

TYCO INTERNATIONAL
  8.200%, 10/15/08                 1.8

FNMA
  7.125%, 02/15/05                 1.8


TOP FIVE SECTORS

SECTOR                            % OF
                               PORTFOLIO**
CORPORATE OBLIGATIONS             44.2
MORTGAGE-BACKED SECURITIES        33.0
U.S. TREASURIES                   11.5
ASSET-BACKED SECURITIES            5.3
U.S. AGENCIES                      3.4


 *EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.
**EXCLUDES SECURITIES PURCHASED WITH CASH
  COLLATERAL RECEIVED FROM SECURITIES LENDING.


BOND FUND

PERFORMANCE

For the semi-annual period ended January 31, 2004, the HighMark Bond Fund produced a total return of 4.76% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index returned 4.49% and the Morningstar Intermediate-Term Bond Category, a measure of the Fund's peer group, returned 4.52% during such period.

FACTORS AFFECTING PERFORMANCE

For the six-month period ended January 31, 2004, the U.S. economy continued its recent upward trend, benefiting from several sources of economic stimulus. A coordinated combination of tax cuts, a weak U.S. dollar and low interest rates combined to help fuel the economy throughout the period. The Federal Reserve Board continued to maintain an accommodative stance towards interest rates, holding the Federal Funds rate unchanged at 1.00%. In the bond market, intermediate to long-term yields declined slightly, with the yield on 10-year bonds falling 0.27% and the yield on 30-year bonds dropping 0.40%.

The strength of the economy combined with declining yields propelled corporate bond prices, and corporate issues outperformed U.S. Treasuries by 1.86% during the period. Corporate bonds also benefited from improved corporate earnings, strengthening balance sheets, and reduced credit risk. The reduction in credit risk helped lower-quality bonds outperform higher-quality bonds.

Approximately one-third of the Fund's portfolio was invested in mortgage-backed securities during the period. Although refinancing activity slowed from recent historic levels, just the threat of refinancing led to continued volatility in the mortgage-backed security market. To mitigate this risk, the Fund held primarily 15-year notes, which are typically less volatile.

Overall, we were pleased that the Fund outperformed both the index and its peer group of comparable mutual funds. This outperformance of its benchmark was due in large part to the Fund being more heavily weighted in corporate bonds, and less heavily weighted in Treasuries, than its benchmark. Further, the Fund benefited from a slightly lower average credit quality than its benchmark.

As of January 31, 2004, the Fund's average credit quality was AA-, compared to AAA for the Fund's benchmark. The Fund's average maturity was 6.1 years and yield to maturity was 3.90%, compared to 6.8 years and 3.88%, respectively, for its benchmark.


--------------------------------------------------------------------------------

20                               1.800.433.6884

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

[GRAPHIC OF MOUNTAIN RANGE OMITTED]


HIGHMARK BOND FUND

INVESTMENT OBJECTIVE

THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN
FIXED-INCOME SECURITIES.



[PHOTO OF JACK MONTGOMERY OMITTED]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes as follows:

               HighMark            HighMark             HighMark             HighMark          Lehman Brothers        Morningstar
               Bond Fund,          Bond Fund,           Bond Fund,           Bond Fund,         U.S. Aggregate     Intermediate-Term
           Fiduciary Shares      Class A Shares+      Class B Shares+      Class C Shares+        Bond Index          Bond Category
7/13/93         $10,000              $ 9,675              $10,000              $10,000              $10,000            $10,000
7/94            $ 9,686              $ 9,306              $ 9,686              $ 9,686              $10,009            $ 9,937
7/95            $10,599              $10,171              $10,599              $10,599              $11,021            $10,851
7/96            $11,109              $10,674              $11,109              $11,109              $11,630            $11,393
7/97            $12,286              $11,814              $12,286              $12,286              $12,884            $12,614
7/98            $13,196              $12,697              $13,196              $13,196              $13,897            $13,487
7/99            $13,407              $12,890              $13,407              $13,407              $14,241            $13,676
7/00            $14,059              $13,522              $14,059              $14,059              $15,090            $14,294
7/01            $15,848              $15,246              $15,607              $15,848              $17,005            $15,965
7/02            $16,497              $15,860              $16,080              $16,497              $18,287            $16,707
7/03            $17,587              $16,878              $16,962              $17,571              $19,277            $17,721
1/04            $18,424              $17,668              $17,678              $18,409              $20,142            $18,522

------------------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED       ANNUALIZED       ANNUALIZED       ANNUALIZED
                              SIX MONTH         ONE YEAR         3 YEAR           5 YEAR           10 YEAR           SINCE
                               RETURN            RETURN          RETURN           RETURN           RETURN          INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  Fiduciary Shares               4.76%            5.76%           6.52%            5.87%            6.20%           8.48%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares                 4.68%            5.47%           6.39%            5.83%            6.11%+          6.91%
------------------------------------------------------------------------------------------------------------------------------------
  Class A Shares with load*      1.27%            2.08%           5.22%            5.13%            5.77%+          6.55%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares                 4.22%            4.73%           5.45%            5.02%+           5.77%+          6.36%
------------------------------------------------------------------------------------------------------------------------------------
  Class B Shares with load**    -0.78%           -0.27%           4.54%            4.69%+           5.77%+          5.53%
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares                 4.77%+           5.77%+          6.52%+           5.88%+           6.20%+          8.48%+
------------------------------------------------------------------------------------------------------------------------------------
  Class C Shares with load***    3.77%+           4.77%+          6.52%+           5.88%+           6.20%+          8.48%+
------------------------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from July 31, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 or Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 3.25% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.

    Past performance is not predictive of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------

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MONEY MARKET FUNDS


HIGHMARK TAXABLE MONEY MARKET FUNDS*
PERFORMANCE

The HighMark Taxable Money Market Funds (Fiduciary Shares) produced the following seven-day effective yields as of January 31, 2004: 100% U.S. Treasury Money Market Fund, 0.47%; U.S. Government Money Market Fund, 0.57%; and Diversified Money Market Fund, 0.62%**.

FACTORS AFFECTING PERFORMANCE

For the six-month period ended January 31, 2004, short-term monetary policy remained unchanged at 1.00%, making money markets a difficult area in which to find value. Credit concerns remained present as revelations of accounting irregularities, though diminished, had not disappeared. Regulatory scrutiny of two Government Sponsored Enterprises increased as questions arose about their accounting treatment of portfolio gains. These agencies were forced to concentrate their issuance in the short-term markets as investors became reluctant to buy longer maturity paper. This caused a widening of discount note spreads to U.S. Treasury issues. In the U.S. Government Money Market Fund, we capitalized on the upward pressure exerted by the increasing volume of Agency discount note issuance, but kept our exposure no longer than three months in maturity. In December, discount note issuance moderated, and spreads normalized, reflecting slowing financing needs as mortgage portfolio growth ebbed.

The Treasury markets were driven by strong technical factors over the six-month period, including changes to weekly issuance size and year-end positioning by investors. Another major force was foreign government purchases of short-term Treasuries to reinvest proceeds from sizeable currency intervention. Consequently, in the 100% U.S. Treasury Money Market Fund we used every opportunity to maintain our average life modestly longer than did our peer group. This proved advantageous to the performance of the Fund.

For the Diversified Money Market Fund, the story for the six-month period was one of "range trading" as no change was expected to interest rate policy. Supply was limited for money market instruments, as commercial paper issuance declined $46 billion in 2003 per Moody's Investors Service. Top rated issuers were thus able to fund themselves at levels very close to the target 1.00% Fed Funds rate. Where possible, we invested in high quality adjustable rate issues that returned a level close to the one month London InterBank Offered Rate (LIBOR), as they provided a competitive yield and insulation from the risk of rising rates.

HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND*
PERFORMANCE

The Fund's seven-day effective yield as of January 31, 2004 (Fiduciary Shares)*** was 0.53%. Using a combined federal and California state income tax rate of 44.31%, the seven-day effective yield is equivalent to a 0.95% taxable yield.

FACTORS AFFECTING PERFORMANCE

For the six-month period ended January 31, 2004, in addition to leaving short-term interest rates unchanged at 1.00%, the Fed also maintained a balanced risk assessment of sustainable growth for the economy and near equal probability of deflation and inflation. Municipal note yields increased from 1.02% to 1.13% during the period. The financial situation in the state of California remains under pressure, with an estimated deficit of $14 billion for the current fiscal year. Newly elected Governor Arnold Schwarzenegger is proposing voter-approved, deficit-financing general obligation bonds and spending limits to balance the budget. In December, Moody's issued a negative outlook for California, and lowered the state's long-term credit rating to Baa1 from A3. As of January 31, 2004, the Fund's weighted average maturity was 47 days, up from 43 days.

  * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive for the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.
 ** For the Class A Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of January 31, 2004 was 0.22%, 0.32% and 0.37%, respectively. The seven-day effective yield for the U.S. Government Money Market Fund's Class B Shares was 0.05% for the same period. For the Class S Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the seven-day effective yield as of January 31, 2004 was 0.07%, 0.05% and 0.07%, respectively. The yields reflect voluntary waivers in place with the Distributor, without such waivers yields would be lower (see Note 3 in notes to financial statements).
*** The seven-day effective yield as of January 31, 2004 for the California
    Tax-Free Money Market Fund's Class A Shares and Class S Shares was 0.28% and 0.05%, respectively.


--------------------------------------------------------------------------------

22                               1.800.433.6884

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[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 99.5%
--------------------------------------------------------------------------------
     CONSUMER DISCRETIONARY - 15.9%
       Clear Channel Communications                        27,000        $ 1,215
       Coach*                                              62,950          2,230
       eBay*                                               32,050          2,148
       Garmin*                                             30,450          1,618
       Home Depot                                         111,300          3,948
       International Game Technology (A)                  147,450          5,524
       Lowe's                                              69,650          3,730
       Nike, Cl B                                          45,600          3,176
       Staples*                                           136,300          3,627
       Viacom, Cl B                                        74,850          3,016
       Wendy's International                               80,800          3,210
                                                                         -------
                                                                          33,442
                                                                         -------
     CONSUMER STAPLES - 4.4%
       Anheuser-Busch                                      59,000          2,992
       Estee Lauder, Cl A (A)                              51,800          2,122
       Procter & Gamble                                    21,800          2,204
       Walgreen                                            58,250          2,013
                                                                         -------
                                                                           9,331
                                                                         -------
     ENERGY - 2.9%
        Smith International (A)*                          126,650          6,137
                                                                         -------
     FINANCIALS - 13.7%
       Chicago Mercantile Exchange (A)                     19,400          1,696
       Citigroup                                          112,000          5,542
       Goldman Sachs Group (A)                             87,750          8,736
       Morgan Stanley                                      53,300          3,103
       SLM                                                125,400          4,815
       T Rowe Price Group (A)                              27,000          1,407
       Wells Fargo                                         60,200          3,456
                                                                         -------
                                                                          28,755
                                                                         -------
     HEALTH CARE - 20.4%
       Amgen*                                              84,750          5,466
       Boston Scientific (A)*                             162,100          6,612
       Eli Lilly                                           23,050          1,568
       Forest Laboratories*                                76,450          5,695
       Gilead Sciences*                                    17,550            963
       Medtronic                                           94,950          4,673
       Pfizer                                             184,627          6,763
       Teva Pharmaceutical Industries, ADR (A)             65,150          4,078
       Zimmer Holdings*                                    93,650          7,164
                                                                         -------
                                                                          42,982
                                                                         -------

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------
     COMMON STOCK - (CONTINUED)
     INDUSTRIALS - 5.2%
       Danaher                                             21,550       $ 1,973
       Lockheed Martin (A)                                100,100         4,867
       Manpower                                            86,500         4,012
                                                                        -------
                                                                         10,852
                                                                        -------
     INFORMATION TECHNOLOGY - 35.7%
       Analog Devices*                                    133,350         6,381
       Applied Materials*                                  95,150         2,071
       Cisco Systems*                                     240,150         6,157
       Dell*                                              140,250         4,694
       Electronic Arts*                                    83,250         3,901
       EMC*                                               553,730         7,774
       Intel                                              200,300         6,129
       Kla-Tencor (A)*                                     52,800         3,013
       Linear Technology                                   53,800         2,152
       Maxim Integrated Products                           40,150         2,054
       Microchip Technology (A)                           152,400         4,389
       Microsoft                                          177,150         4,898
       Research In Motion (A)*                             33,150         2,886
       SAP, ADR                                           202,450         8,394
       Texas Instruments                                   55,750         1,748
       Veritas Software (A)*                              169,250         5,562
       Xilinx (A)*                                         71,600         3,001
                                                                        -------
                                                                         75,204
                                                                        -------
     MATERIALS - 1.3%
       Praxair                                             77,300         2,737
                                                                        -------
       TOTAL COMMON STOCK
         (Cost $172,693)                                                209,440
                                                                        -------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 4.8%
--------------------------------------------------------------------------------
       Bear Stearns (B)
         1.213%, 02/04/04                                 $ 5,000         5,000
       Credit Suisse First Boston (B) (C)
         1.120%, 08/06/04                                   5,000         5,005
                                                                        -------
       TOTAL CORPORATE OBLIGATIONS
         (Cost $10,005)                                                  10,005
                                                                        -------





The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 18.4%
--------------------------------------------------------------------------------
     Bank of America
       1.110%, dated 01/30/04, matures on
       02/02/04, repurchase price $17,718,066
       (collateralized by various mortgage
       obligations, par value $18,597,345,
       0.000%-5.500%, 02/25/19-02/25/34,
       total market value $18,602,248) (B)                $17,716       $17,716

     Deutsche Bank Securities
       0.990%, dated 01/30/04, matures on
       02/02/04, repurchase price $1,033,189
       (collateralized by a U.S. Treasury Note,
       par value $1,050,000, 2.000%, 05/15/06,
       total market value $1,054,221)                       1,033         1,033
     Lehman Brothers
       1.143%, dated 01/30/04, matures on
       02/02/04, repurchase price $20,001,905
       (collateralized by various mortgage
       obligations, par value $874,437,000,
       0.000%-5.000%, 07/11/15-08/15/36,
       total market value $20,994,306) (B)                 20,000        20,000
                                                                        --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $38,749)                                                    38,749
                                                                       --------
     TOTAL INVESTMENTS - 122.7%
       (Cost $221,447)                                                  258,194
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (22.7)%                (47,721)
     OTHER ASSETS AND LIABILITIES, NET -- 0.0%                              (79)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES -- (22.7)%                        (47,800)
                                                                       --------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized-- no par value)
       based on 21,616,789 outstanding shares
       of beneficial interest                                           279,081
     Paid-in-Capital of Class A Shares
       (unlimited authorized -- no par value)
       based on 2,803,092 outstanding shares
       of beneficial interest                                            44,496
     Paid-in-Capital of Class B Shares
       (unlimited authorized -- no par value)
       based on 1,562,193 outstanding shares
       of beneficial interest                                            28,022
     Paid-in-Capital of Class C Shares
       (unlimited authorized -- no par value)
       based on 205,711 outstanding shares
       of beneficial interest                                             2,337
     Accumulated net investment loss                                       (241)
     Accumulated net realized loss on investments                      (180,048)
     Net unrealized appreciation on investments                          36,747
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $210,394
                                                                       ========

--------------------------------------------------------------------------------
Description                                                               Value
--------------------------------------------------------------------------------

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES
     ($174,607,822 / 21,616,789 SHARES)                                   $8.08
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES
     ($22,324,853 / 2,803,092 SHARES)                                     $7.96
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($7.96 / 94.5%)                                       $8.42
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (D)
     ($11,894,352 / 1,562,193 SHARES)                                     $7.61
                                                                       ========
   NET ASSET VALUE PER SHARE -- CLASS C SHARES (D)
     ($1,567,142 / 205,711 SHARES)                                        $7.62
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS C SHARES ($7.62 / 99.0%)                                       $7.70
                                                                       ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2004 (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2004 WAS $46,303,890.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2004.
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

24                               1.800.433.6884

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

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 96.4%
--------------------------------------------------------------------------------
     CONSUMER DISCRETIONARY - 9.7%
       Black & Decker                                      60,000       $ 3,075
       Comcast, Cl A*                                     115,000         3,789
       Federated Department Stores (A)                    126,500         6,006
       Hasbro                                             220,000         4,345
       Leggett & Platt                                    143,000         3,524
       Lennar, Cl A                                        10,000           441
       McGraw-Hill (A)                                    113,600         8,522
       Pulte Homes                                         10,000           432
       Target                                             278,000        10,553
       Toys "R" Us (A)*                                   125,000         1,765
                                                                        -------
                                                                         42,452
                                                                        -------
     CONSUMER STAPLES - 6.7%
       Altria Group                                       184,900        10,279
       Archer-Daniels-Midland                             110,000         1,723
       Kimberly-Clark                                     120,000         7,087
       Kroger*                                             79,400         1,471
       Nestle, ADR (A)                                     67,500         4,445
       Universal                                           83,000         4,056
                                                                        -------
                                                                         29,061
                                                                        -------
     ENERGY - 7.2%
       BP, ADR                                             75,000         3,570
       ChevronTexaco                                       60,000         5,181
       ConocoPhillips                                      46,000         3,030
       Exxon Mobil                                        300,000        12,237
       Halliburton (A)                                    140,400         4,233
       Suncor Energy                                      133,300         3,365
                                                                        -------
                                                                         31,616
                                                                        -------
     FINANCIALS - 23.7%
       Allstate                                           104,752         4,762
       AMB Property (A)                                   204,500         7,147
       Annaly Mortgage Management                         120,000         2,355
       Bank of America (A)                                 95,000         7,739
       Bear Stearns (A)                                    25,000         2,059
       Citigroup                                          335,800        16,615
       Fannie Mae                                          70,200         5,413
       Franklin Resources (A)                              30,000         1,733
       Freddie Mac                                         56,000         3,496
       Goldman Sachs Group                                 17,800         1,772
       JP Morgan Chase                                    272,070        10,581
       Kimco Realty                                        40,000         1,845
       Marsh & McLennan                                   185,000         8,682
       Metlife                                             97,000         3,254
       Morgan Stanley                                     110,000         6,403
       Principal Financial Group                           99,000         3,435
       Providian Financial*                               160,000         2,190
       Prudential Financial                                30,000         1,305

--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
     FINANCIALS - (CONTINUED)
       Washington Mutual (A)                              247,705       $10,973
       XL Capital Ltd., Cl A (A)                           21,500         1,709
                                                                        -------
                                                                        103,468
                                                                        -------
     HEALTH CARE - 7.1%
       Abbott Laboratories                                 40,000         1,723
       Amgen*                                              69,200         4,463
       Applied Biosystems Group - Applera (A)             107,400         2,539
       Baxter International                               279,600         8,150
       HCA (A)                                             67,100         3,013
       Merck                                              147,000         6,997
       Pfizer                                             116,840         4,280
                                                                        -------
                                                                         31,165
                                                                        -------
     INDUSTRIALS - 17.1%
       American Power Conversion (A)                       95,000         2,355
       Avery Dennison (A)                                 157,600         9,796
       Burlington Northern Santa Fe                        40,000         1,285
       Cendant*                                           374,779         8,489
       Equifax                                            150,000         3,902
       Florida East Coast Industries, Cl A                 30,000           993
       General Electric                                   408,700        13,745
       Manpower                                            80,000         3,710
       Masco (A)                                          175,000         4,666
       Northrop Grumman (A)                                21,160         2,046
       Parker Hannifin                                    128,000         7,039
       Pitney Bowes                                        40,000         1,623
       Tyco International (A)                             183,300         4,903
       United Technologies                                 65,390         6,247
       Waste Management                                   143,000         3,970
                                                                        -------
                                                                         74,769
                                                                        -------
     INFORMATION TECHNOLOGY - 9.5%
       Agilent Technologies*                              102,489         3,778
       Applied Materials #*                               140,000         3,046
       Cabot Microelectronics (A)*                         35,896         1,630
       Comdisco                                           266,700           188
       CTS                                                290,000         4,011
       Diebold (A)                                         36,500         1,912
       Electronic Data Systems (A)                         67,000         1,605
       First Data (A)                                      94,200         3,689
       Hewlett-Packard                                    100,900         2,400
       International Business Machines                     70,000         6,946
       Microsoft                                          120,000         3,318
       Nokia, ADR (A)                                     232,000         4,793
       Tektronix                                          135,000         4,195
                                                                        -------
                                                                         41,511
                                                                        -------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

VALUE MOMENTUM FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                      Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - 6.2%
     Alcoa                                                173,100       $ 5,917
     Cabot                                                179,800         5,660
     Ecolab                                               180,200         4,896
     Engelhard                                            195,400         5,543
     Weyerhaeuser                                          82,200         5,052
                                                                        -------
                                                                         27,068
                                                                        -------
   TELECOMMUNICATION - 4.2%
     AT&T (A)                                              58,160         1,132
     CenturyTel                                           110,000         2,904
     SBC Communications                                   159,000         4,055
     Verizon Communications                               271,956        10,024
                                                                        -------
                                                                         18,115
                                                                        -------
   UTILITIES - 5.0%
     El Paso                                              125,000         1,062
     Equitable Resources                                   46,500         2,041
     Oneok (A)                                            200,000         4,538
     Questar                                              299,800        10,532
     Sempra Energy (A)                                     80,000         2,491
     Williams                                             120,000         1,217
                                                                        -------
                                                                         21,881
                                                                        -------
     TOTAL COMMON STOCK
       (Cost $281,167)                                                  421,106
                                                                        -------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 4.5%
--------------------------------------------------------------------------------
     Bear Stearns, MTN (B) (C)
       1.193%, 02/03/04                                   $ 5,000         5,000
     Credit Suisse First Boston (B) (C)
       1.120%, 08/06/04                                     7,000         7,006
     General Electric Capital (B) (C)
       1.143%, 09/24/04                                     5,000         5,007
     Washington Mutual Bank (B) (C)
       1.110%, 08/06/04                                     2,500         2,499
                                                                        -------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $19,512)                                                    19,512
                                                                        -------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - 3.4%
--------------------------------------------------------------------------------
     Countrywide Home Loans (B)
       1.100%, 02/02/04                                    10,000         9,999
     General Electric Capital (B)
       1.092%, 02/10/04                                     5,000         4,991
                                                                        -------
     TOTAL COMMERCIAL PAPER
       (Cost $14,990)                                                    14,990
                                                                        -------

--------------------------------------------------------------------------------
Description                            Shares/Par (000)/Contracts    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MASTER NOTE - 1.2%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       1.213%, 02/04/04                                   $ 5,000       $ 5,000
                                                                        -------
     TOTAL MASTER NOTE
       (Cost $5,000)                                                      5,000
                                                                        -------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
     Templeton Dragon Fund*                               111,000         1,900
                                                                        -------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $990)                                                        1,900
                                                                        -------
--------------------------------------------------------------------------------
   EQUITY OPTION - 0.0%
--------------------------------------------------------------------------------
     Applied Materials April 2004 Put                         400            80
                                                                        -------
     TOTAL EQUITY OPTION
       (Premium $61)                                                         80
                                                                        -------
--------------------------------------------------------------------------------
   RIGHTS - 0.0%
--------------------------------------------------------------------------------
     Bank United (D)*                                     118,300            23
                                                                        -------
     TOTAL RIGHTS
       (Cost $19)                                                            23
                                                                        -------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 13.3%
--------------------------------------------------------------------------------
     Bank of America
       1.110%, dated 01/30/04, matures on
       02/02/04, repurchase price $39,346,991
       (collateralized by various mortgage
       obligations, par value $41,299,631,
       0.000%-5.500%, 02/25/19-02/25/34,
       total market value $41,310,520) (B)           $     39,343        39,343
     Deutsche Bank Securities
       0.990%, dated 01/30/04, matures on
       02/02/04, repurchase price $13,914,067
       (collateralized by a U.S. Treasury Note,
       par value $14,135,000, 2.000%,
       05/15/06, total market value
       $14,191,820)                                        13,913        13,913
     Lehman Brothers
       1.143%, dated 01/30/04, matures on
       02/02/04, repurchase price $5,000,476
       (collateralized by various mortgage
       obligations, par value $218,609,250,
       0.000%-5.000%, 07/11/15-08/15/36,
       total market value $5,248,576) (B)                   5,000         5,000
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $58,256)                                                    58,256
                                                                       --------
TOTAL INVESTMENTS - 119.2%
  (Cost $379,995)                                                       520,867
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

26                               1.800.433.6884

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

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                             Contracts    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   WRITTEN OPTION - 0.0%
--------------------------------------------------------------------------------
     Applied Materials April 2004 Call                      400         $   (4)
                                                                        -------
     WRITTEN OPTION
       (Premium $(49))                                                      (4)
                                                                        -------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (19.2)%                (83,845)
     OTHER ASSETS AND LIABILITIES, NET -- 0.0%                              (61)
                                                                        -------
   TOTAL OTHER ASSETS AND LIABILITIES -- (19.2)%                        (83,906)
                                                                        -------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 17,401,239 outstanding shares
       of beneficial interest                                           226,621
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 1,396,116 outstanding shares
       of beneficial interest                                            36,441
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 425,639 outstanding shares
       of beneficial interest                                            14,210
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 38,914 outstanding shares
       of beneficial interest                                             1,361
     Undistributed net investment income                                    215
     Accumulated net realized gain on investments
       and options                                                       17,192
     Net unrealized appreciation on investments
       and options                                                      140,917
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $436,957
                                                                       ========

--------------------------------------------------------------------------------
Description                                                               Value
--------------------------------------------------------------------------------

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($394,862,379 / 17,401,239 SHARES)                                  $22.69
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($31,659,360 / 1,396,116 SHARES)                                    $22.68
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($22.68 / 94.5%)                                     $24.00
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (E)
     ($9,562,185 / 425,639 SHARES)                                       $22.47
                                                                       ========
   NET ASSET VALUE PER SHARE - CLASS C SHARES (E)
     ($872,941 / 38,914 SHARES)                                          $22.43
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS C SHARES ($22.43 / 99.0%)                                     $22.66
                                                                       ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
# SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN EQUITY OPTION CONTRACTS.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2004 (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2004 WAS $81,252,189.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2004.
(D) THIS SECURITY REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL
    CLAIM.
(E) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            27

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     COMMON STOCK - 99.6%
--------------------------------------------------------------------------------
     CONSUMER DISCRETIONARY - 14.8%
       AnnTaylor Stores*                                   11,700      $    474
       Autoliv                                             28,200         1,166
       Autonation*                                         37,700           618
       Barnes & Noble*                                     26,600           900
       Blockbuster, Cl A (A)                               21,000           393
       Brunswick                                           29,700         1,035
       CBRL Group                                          18,900           709
       Centex (A)                                           9,900         1,048
       Claire's Stores                                     24,800           454
       D.R. Horton                                         40,700         1,144
       Dana                                                23,200           483
       Eastman Kodak (A)                                   19,200           545
       Federated Department Stores                         24,300         1,154
       Foot Locker (A)                                     20,900           517
       Ford Motor                                          35,900           522
       Hovnanian Enterprises*                               7,900           583
       Jones Apparel Group                                 13,300           453
       KB Home                                             12,300           831
       Lear                                                 7,300           479
       M.D.C. Holdings                                     13,700           858
       Netflix*                                             8,500           624
       Pulte Homes (A)                                     10,800           466
       RadioShack (A)                                      12,600           411
       Ryland Group (A)                                    12,500           953
       Time Warner*                                        47,400           833
                                                                       --------
                                                                         17,653
                                                                       --------
     CONSUMER STAPLES - 6.8%
       Adolph Coors, Cl B (A)                               8,700           492
       Albertson's (A)                                     29,800           696
       Altria Group                                        11,300           628
       BJ's Wholesale Club (A)*                            35,000           758
       Fresh Del Monte Produce                             16,400           427
       Kimberly-Clark                                       8,400           496
       Kroger (A)*                                         75,300         1,395
       R.J. Reynolds Tobacco (A)                           20,000         1,181
       Supervalu                                           36,300         1,049
       Tyson Foods, Cl A (A)                               63,100           971
                                                                       --------
                                                                          8,093
                                                                       --------
     ENERGY - 9.2%
       Amerada Hess                                        18,000         1,015
       Canadian Natural Resources                          18,700           904
       ChevronTexaco                                       10,800           933
       ConocoPhillips                                      34,100         2,247
       Exxon Mobil                                         29,500         1,203
       Marathon Oil (A)                                    40,100         1,302
       Occidental Petroleum                                35,400         1,559
       Sunoco                                              20,200         1,120

--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
     COMMON STOCK - (CONTINUED)
     ENERGY - (CONTINUED)
       Valero Energy (A)                                   13,000      $    688
                                                                       --------
                                                                         10,971
                                                                       --------
     FINANCIALS - 35.3%
       Allstate                                            41,500         1,887
       Astoria Financial                                   27,100         1,070
       Bank of America (A)                                 44,000         3,584
       Bank of Hawaii                                      21,900           959
       Bear Stearns                                        14,200         1,169
       Citigroup                                           98,967         4,897
       Countrywide Financial                               10,000           836
       Doral Financial                                     25,050           813
       First American                                      31,800           956
       Flagstar Bancorp (A)                                26,600           617
       Franklin Resources                                  23,900         1,381
       Freddie Mac                                          6,200           387
       Golden West Financial                                4,600           477
       Greenpoint Financial                                29,700         1,176
       IndyMac Bancorp (A)                                 30,100           937
       IPC Holdings                                        19,400           800
       JP Morgan Chase                                     65,000         2,528
       KeyCorp                                             25,500           793
       LNR Property                                        16,900           843
       MBNA                                                51,500         1,388
       Morgan Stanley                                      28,700         1,671
       PMI Group (A)                                       27,300         1,054
       PNC Financial Services Group                        12,200           689
       Popular                                             23,700         1,049
       Principal Financial Group                           35,400         1,228
       Progressive                                          6,200           512
       Radian Group (A)                                    21,600         1,006
       Regions Financial (A)                               29,200         1,095
       RenaissanceRe Holdings                              19,400         1,000
       Wachovia                                            53,100         2,455
       Washington Mutual (A)                               32,300         1,431
       Webster Financial                                   20,700         1,042
       Zions Bancorporation                                 7,500           440
                                                                       --------
                                                                         42,170
                                                                       --------
     HEALTH CARE - 4.3%
       Apogent Technologies*                               26,600           722
       Bausch & Lomb (A)                                   10,700           575
       Beckman Coulter                                      8,900           485
       Bristol-Myers Squibb (A)                            17,500           491
       Health Net*                                         18,300           609
       Invitrogen (A)*                                      7,100           547
       King Pharmaceuticals*                               28,400           474
       Merck                                               27,200         1,295
                                                                       --------
                                                                          5,198
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

28                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

LARGE CAP VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
     INDUSTRIALS - 5.5%
       Burlington Northern Santa Fe                        14,100      $    453
       Cendant*                                            62,100         1,407
       Deluxe                                              23,200           937
       Graco                                                9,000           371
       H&R Block (A)                                        9,900           573
       HON Industries                                         900            38
       Ryder System                                        30,000         1,104
       Teekay Shipping                                     18,100         1,144
       United Defense Industries*                          20,700           606
                                                                       --------
                                                                          6,633
                                                                       --------
     INFORMATION TECHNOLOGY - 7.5%
       Accenture, Cl A*                                    47,800         1,131
       Amdocs*                                             20,300           576
       Autodesk (A)                                        23,500           600
       Avnet*                                              36,100           951
       Cisco Systems*                                      31,500           808
       Ingram Micro*                                       27,000           451
       Intel                                               14,200           435
       NCR*                                                12,300           511
       Plantronics*                                        23,000           921
       Polycom*                                            23,200           549
       Sanmina-SCI*                                        38,600           506
       Scientific-Atlanta                                  27,300           924
       Sybase*                                             27,800           601
                                                                       --------
                                                                          8,964
                                                                       --------
     MATERIALS - 4.3%
       Agrium                                              56,400           903
       Alcan (A)                                           22,300           951
       Cytec Industries*                                   23,000           803
       Engelhard                                           15,200           431
       Freeport-McMoRan Copper &
         Gold, Cl B (A)                                    23,200           855
       Louisiana-Pacific (A)*                              23,900           508
       Monsanto (A)                                        22,700           694
                                                                       --------
                                                                          5,145
                                                                       --------
     TELECOMMUNICATION - 6.1%
       BellSouth                                           74,100         2,166
       NII Holdings*                                        9,400           895
       PanAmSat*                                           24,400           515
       SBC Communications                                  44,000         1,122
       Telephone & Data Systems                             7,000           464
       Verizon Communications                              58,000         2,138
                                                                       --------
                                                                          7,300
                                                                       --------

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - 5.8%
     Constellation Energy Group                            25,800      $  1,038
     Edison International (A)                              53,100         1,168
     Entergy                                               10,400           608
     Exelon                                                 6,600           442
     Northeast Utilities                                   37,000           712
     Oneok (A)                                             19,000           431
     Sempra Energy (A)                                     35,600         1,109
     Texas Genco Holdings                                  23,800           833
     Xcel Energy                                           34,800           603
                                                                       --------
                                                                          6,944
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $96,991)                                                   119,071
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATION - 2.1%
--------------------------------------------------------------------------------
     Washington Mutual Bank (B) (C)
       1.110%, 08/06/04                                   $ 2,500         2,500
                                                                       --------
     TOTAL CORPORATE OBLIGATION
       (Cost $2,500)                                                      2,500
                                                                       --------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 19.7%
--------------------------------------------------------------------------------
     Bank of America
       1.110%, dated 01/30/04, matures on
       02/02/04, repurchase price $22,862,165
       (collateralized by various mortgage
       obligations, par value $23,996,726,
       0.000%-5.500%, 02/25/19-02/25/34,
       total market value $24,003,053) (B)                 22,860        22,860
     Deutsche Bank Securities
       0.990%, dated 01/30/04, matures
       on 02/02/04, repurchase price $694,910
       (collateralized by a U.S. Treasury Note,
       par value $706,000, 2.000%, 05/15/06,
       total market value $708,838)                           695           695
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $23,555)                                                    23,555
                                                                       --------
   TOTAL INVESTMENTS - 121.4%
     (Cost $123,046)                                                    145,126
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (21.2)%                (25,360)
     OTHER ASSETS AND LIABILITIES, NET -- (0.2)%                           (200)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES -- (21.4)%                        (25,560)
                                                                       --------

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            29

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 7,988,417 outstanding shares
       of beneficial interest                                          $100,020
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 3,220,280 outstanding shares
       of beneficial interest                                            48,267
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 300,828 outstanding shares
       of beneficial interest                                             5,334
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 90,245 outstanding shares
       of beneficial interest                                               855
     Undistributed net investment income                                     45
     Accumulated net realized loss on investments                       (57,035)
     Net unrealized appreciation on investments                          22,080
                                                                       --------
TOTAL NET ASSETS - 100.0%                                              $119,566
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE - FIDUCIARY SHARES
  ($82,320,417 / 7,988,417 SHARES)                                       $10.30
                                                                       ========
NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE - CLASS A SHARES
  ($33,256,059 / 3,220,280 SHARES)                                       $10.33
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE -
  CLASS A SHARES ($10.33 / 94.5%)                                        $10.93
                                                                       ========
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE - CLASS B SHARES (D)
  ($3,070,454 / 300,828 SHARES)                                          $10.21
                                                                       ========
NET ASSET VALUE PER SHARE - CLASS C SHARES (D)
  ($919,218 / 90,245 SHARES)                                             $10.19
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE -
  CLASS C SHARES ($10.19 / 99.0%)                                        $10.29
                                                                       ========


* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2004 (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2004 WAS $24,523,224.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2004.
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS


        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

30                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CORE EQUITY FUND
--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 94.3%
--------------------------------------------------------------------------------
     CONSUMER DISCRETIONARY - 11.4%
       Carnival (A)                                        43,080       $ 1,914
       Comcast, Cl A (A)*                                  58,123         1,983
       Home Depot                                          72,080         2,557
       Lowe's                                              35,305         1,891
       Nike, Cl B                                          12,885           897
       Target                                              29,650         1,125
       Viacom, Cl B                                        63,565         2,562
       Walt Disney (A)                                    102,020         2,448
                                                                        -------
                                                                         15,377
                                                                        -------
     CONSUMER STAPLES - 6.3%
       Anheuser-Busch                                      25,505         1,294
       PepsiCo                                             39,620         1,872
       Procter & Gamble                                    19,870         2,009
       Wal-Mart Stores                                     63,140         3,400
                                                                        -------
                                                                          8,575
                                                                        -------
     ENERGY - 6.6%
       Exxon Mobil                                         63,983         2,610
       GlobalSantaFe                                       47,895         1,308
       Marathon Oil (A)                                    43,190         1,403
       Occidental Petroleum                                22,690           999
       Schlumberger                                        21,330         1,305
       Suncor Energy                                       51,200         1,292
                                                                        -------
                                                                          8,917
                                                                        -------
     FINANCIALS - 20.2%
       American Express (A)                                27,810         1,442
       American International Group                        41,055         2,851
       Bank One                                            29,840         1,510
       Citigroup                                          118,743         5,875
       Fannie Mae                                          27,080         2,088
       Goldman Sachs Group                                 30,280         3,014
       JP Morgan Chase                                     35,294         1,373
       Merrill Lynch                                       33,205         1,952
       SLM                                                 81,340         3,124
       U.S. Bancorp                                        76,250         2,156
       Wachovia                                            43,380         2,006
                                                                        -------
                                                                         27,391
                                                                        -------
     HEALTH CARE - 16.8%
       Boston Scientific*                                  56,130         2,289
       Bristol-Myers Squibb                                49,630         1,392
       Eli Lilly                                           19,235         1,309
       Genentech (A)*                                      27,975         2,672
       Merck                                               42,105         2,004
       Pfizer                                             139,229         5,100

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
     HEALTH CARE - (CONTINUED)
       Shire Pharmaceuticals ADR (A)*                      51,990       $ 1,521
       UnitedHealth Group (A)                              86,595         5,272
       Zimmer Holdings*                                    15,365         1,175
                                                                        -------
                                                                         22,734
                                                                        -------
     INDUSTRIALS - 14.7%
       3M                                                  12,255           969
       Danaher                                             21,660         1,983
       General Electric                                   154,060         5,181
       Honeywell International                             63,915         2,309
       Northrop Grumman (A)                                14,195         1,373
       Southwest Airlines                                 130,130         1,945
       Tyco International (A)                             143,005         3,825
       United Technologies                                 24,260         2,318
                                                                        -------
                                                                         19,903
                                                                        -------
     INFORMATION TECHNOLOGY - 15.1%
       Cisco Systems*                                     111,375         2,856
       Dell*                                               80,765         2,703
       EMC*                                                95,535         1,341
       Intel                                              135,145         4,135
       International Business Machines                     12,805         1,271
       Microsoft                                          160,090         4,426
       Texas Instruments                                   56,235         1,763
       Veritas Software*                                   33,070         1,087
       Yahoo!*                                             19,655           921
                                                                        -------
                                                                         20,503
                                                                        -------
     MATERIALS - 1.0%
       Alcoa                                               38,905         1,330
                                                                        -------
     UTILITIES - 2.2%
       Constellation Energy Group                          35,140         1,413
       Exelon                                              22,480         1,506
                                                                        -------
                                                                          2,919
                                                                        -------
     TOTAL COMMON STOCK
       (Cost $114,727)                                                  127,649
                                                                        -------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 1.8%
--------------------------------------------------------------------------------
     Washington Mutual Bank (B) (C)
       1.110%, 08/06/04                                   $ 2,500         2,500
                                                                        -------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $2,500)                                                      2,500
                                                                        -------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            31

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 13.8%
--------------------------------------------------------------------------------
     Bank of America
       1.110%, dated 01/30/04, matures on
       02/02/04, repurchase price $16,246,948
       (collateralized by various mortgage
       obligations, par value $17,053,221,
       0.000%-5.500%, 02/25/19-02/25/34,
       total market value $17,057,717) (B)                $16,245      $ 16,245
     Deutsche Bank Securities
       0.990%, dated 01/30/04, matures on
       02/02/04, repurchase price $2,375,138
       (collateralized by various U.S. Treasury
       Bonds, par value $2,413,000, 2.000%,
       05/15/06, total market value $2,422,700)             2,375         2,375
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $18,620)                                                    18,620
                                                                       --------
   TOTAL INVESTMENTS - 109.9%
     (Cost $135,847)                                                    148,769
                                                                       --------

     PAYABLE UPON RETURN OF SECURITIES LOANED -- (13.8)%                (18,745)
     OTHER ASSETS AND LIABILITIES, NET -- 3.9%                            5,302
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES -- (9.9)%                         (13,443)
                                                                       --------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 16,736,125 outstanding shares
       of beneficial interest                                           147,924
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 498,381 outstanding shares
       of beneficial interest                                             3,864
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 483,056 outstanding shares
       of beneficial interest                                             3,985
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 20,945 outstanding shares
       of beneficial interest                                               151
     Distributions in excess of net investment income                       (14)
     Accumulated net realized loss on investments                       (33,506)
     Net unrealized appreciation on investments                          12,922
                                                                       --------
TOTAL NET ASSETS - 100.0%                                              $135,326
                                                                       ========

--------------------------------------------------------------------------------
Description                                                               Value
--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($127,735,794 / 16,736,125 SHARES)                                   $7.63
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($3,795,520 / 498,381 SHARES)                                        $7.62
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($7.62 / 94.5%)                                       $8.06
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (D)
     ($3,637,169 / 483,056 SHARES)                                        $7.53
                                                                       ========
   NET ASSET VALUE PER SHARE - CLASS C SHARES (D)
     ($157,734 / 20,945 SHARES)                                           $7.53
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS C SHARES ($7.53 / 99.0%)                                       $7.61
                                                                       ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2004 (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2004 WAS $18,222,585.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2004.
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

32                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

BALANCED FUND
--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 67.3%
--------------------------------------------------------------------------------
     CONSUMER DISCRETIONARY - 8.1%
       Carnival (A)                                        29,918       $ 1,329
       Comcast, Cl A (A)*                                  43,114         1,471
       Home Depot                                          51,315         1,820
       Lowe's                                              25,360         1,358
       Nike, Cl B                                           9,055           631
       Target                                              20,810           790
       Viacom, Cl B                                        45,515         1,834
       Walt Disney (A)                                     72,730         1,746
                                                                        -------
                                                                         10,979
                                                                        -------
     CONSUMER STAPLES - 4.6%
       Anheuser-Busch                                      18,130           919
       PepsiCo                                             27,825         1,315
       Procter & Gamble                                    14,125         1,428
       Wal-Mart Stores                                     47,110         2,537
                                                                        -------
                                                                          6,199
                                                                        -------
     ENERGY - 4.7%
       Exxon Mobil                                         45,538         1,858
       GlobalSantaFe                                       34,140           932
       Marathon Oil (A)                                    29,940           972
       Occidental Petroleum                                16,210           714
       Schlumberger                                        15,205           930
       Suncor Energy                                       36,490           921
                                                                        -------
                                                                          6,327
                                                                        -------
     FINANCIALS - 14.4%
       American Express (A)                                20,410         1,058
       American International Group                        29,562         2,053
       Bank One                                            21,355         1,081
       Citigroup                                           83,161         4,115
       Fannie Mae                                          19,305         1,488
       Goldman Sachs Group (A)                             21,305         2,121
       JP Morgan Chase                                     24,935           970
       Merrill Lynch                                       23,595         1,387
       Piper Jaffray (A)*                                     555            26
       SLM                                                 57,850         2,222
       U.S. Bancorp                                        53,490         1,512
       Wachovia                                            31,340         1,449
                                                                        -------
                                                                         19,482
                                                                        -------
     HEALTH CARE - 11.9%
       Boston Scientific*                                  39,848         1,625
       Bristol-Myers Squibb (A)                            35,285           990
       Eli Lilly                                           13,650           929

--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
     COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
     HEALTH CARE - (CONTINUED)
       Genentech (A)*                                      19,875       $ 1,898
       Merck                                               29,945         1,425
       Pfizer                                              98,214         3,598
       Shire Pharmaceuticals ADR (A)*                      36,970         1,081
       UnitedHealth Group                                  61,465         3,742
       Zimmer Holdings*                                    10,190           780
                                                                        -------
                                                                         16,068
                                                                        -------
     INDUSTRIALS - 10.5%
       3M                                                   8,935           707
       Danaher                                             15,445         1,414
       General Electric                                   109,115         3,670
       Honeywell International                             45,440         1,641
       Northrop Grumman                                    10,080           975
       Southwest Airlines                                  92,755         1,387
       Tyco International (A)                             101,550         2,716
       United Technologies                                 17,295         1,652
                                                                        -------
                                                                         14,162
                                                                        -------
     INFORMATION TECHNOLOGY - 10.9%
       Cisco Systems*                                      77,305         1,982
       Dell*                                               58,065         1,943
       EMC*                                                67,875           953
       Intel                                               96,025         2,938
       International Business Machines                     10,330         1,025
       Microsoft                                          115,815         3,202
       Texas Instruments                                   39,410         1,236
       Veritas Software*                                   23,520           773
       Yahoo!*                                             13,510           633
                                                                        -------
                                                                         14,685
                                                                        -------
     MATERIALS - 0.7%
       Alcoa                                               27,755           949
                                                                        -------
     UTILITIES - 1.5%
       Constellation Energy Group                          24,855         1,000
       Exelon                                              15,970         1,069
                                                                        -------
                                                                          2,069
                                                                        -------
       TOTAL COMMON STOCK
         (Cost $80,284)                                                  90,920
                                                                        -------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

BALANCED FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 11.6%
--------------------------------------------------------------------------------
     CONSUMER DISCRETIONARY - 1.1%
       Time Warner
         7.480%, 01/15/08                                 $   500       $   564
       Time Warner Entertainment
         8.375%, 03/15/23                                     200           248
       Wal-Mart Stores
         5.875%, 10/15/05                                     600           641
                                                                        -------
                                                                          1,453
                                                                        -------
     CONSUMER STAPLES - 0.6%
       Safeway
         7.500%, 09/15/09                                     700           808
                                                                        -------
     ENERGY - 1.0%
       Conoco
         5.900%, 04/15/04                                     500           505
       Marathon Oil
         6.125%, 03/15/12                                     750           817
                                                                        -------
                                                                          1,322
                                                                        -------
     FINANCIALS - 3.8%
       Citigroup
         6.500%, 01/18/11                                     500           568
       JP Morgan Chase
         6.700%, 08/15/08                                     900         1,008
       Mellon Bank
         7.000%, 03/15/06                                     400           441
       Merrill Lynch, MTN, Ser B
         5.350%, 06/15/04                                     800           812
       Morgan Stanley
         6.750%, 04/15/11                                     550           626
       Royal Bank of Scotland Group
         6.375%, 02/01/11                                     700           785
       U.S. Bancorp
         6.875%, 09/15/07                                     600           680
       Wells Fargo Bank
         6.450%, 02/01/11                                     200           226
                                                                        -------
                                                                          5,146
                                                                        -------
     FOREIGN GOVERNMENTS - 1.2%
       Hydro Quebec, Ser HY
         8.400%, 01/15/22                                     600           796
       Hydro Quebec, Ser IO
         8.050%, 07/07/24                                     150           195
       Province of Ontario
         5.500%, 10/01/08                                     600           653
                                                                        -------
                                                                          1,644
                                                                        -------

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------
     CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     HEALTH CARE - 0.7%
       HCA
         7.875%, 02/01/11                                 $   160       $   185
       Pharmacia
         5.875%, 12/01/08                                     700           773
                                                                        -------
                                                                            958
                                                                        -------
     INDUSTRIALS - 1.6%
       General Electric
         5.000%, 02/01/13                                     300           307
       General Electric Capital, MTN, Ser A (A)
         5.375%, 04/23/04                                     500           505
       Lockheed Martin
         7.700%, 06/15/08                                     600           699
       Raytheon
         6.550%, 03/15/10                                     600           667
                                                                        -------
                                                                          2,178
                                                                        -------
     INFORMATION TECHNOLOGY - 0.1%
       International Business Machines
         8.375%, 11/01/19                                     100           133
                                                                        -------
     REAL ESTATE INVESTMENT TRUST - 0.2%
       Boston Properties
         5.000%, 06/01/15                                     350           341
                                                                        -------
     TELECOMMUNICATION - 0.3%
       Bell Atlantic of Maryland
         8.000%, 10/15/29                                     175           216
       New England Telephone & Telegraph
         7.875%, 11/15/29                                     150           184
                                                                        -------
                                                                            400
                                                                        -------
     UTILITIES - 1.0%
       Cleveland Electric, Ser B
         7.670%, 07/01/04                                     600           614
       Kinder Morgan
         7.250%, 03/01/28                                     375           424
       Virginia Electric & Power, Ser A
         4.750%, 03/01/13                                     300           299
                                                                        -------
                                                                          1,337
                                                                        -------
       TOTAL CORPORATE OBLIGATIONS
         (Cost $14,693)                                                  15,720
                                                                        -------


        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

34                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

BALANCED FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.4%
--------------------------------------------------------------------------------
     FHLMC
       6.500%, 11/01/09                                  $    435        $  464
       6.000%, 09/01/17                                       718           756
       6.000%, 02/01/28                                       309           321
     FNMA
       8.000%, 08/01/24                                        25            27
       8.000%, 05/01/25                                        55            59
       8.000%, 07/01/26                                        33            36
       7.500%, 09/01/26                                        35            37
       7.500%, 03/01/27                                        30            32
       7.000%, 09/01/25                                        67            72
       7.000%, 07/01/26                                       130           138
       7.000%, 09/01/26                                        41            44
       7.000%, 12/01/27                                       128           136
       6.500%, 05/01/14                                       322           342
       6.500%, 03/01/24                                        30            32
       6.500%, 10/01/27                                        34            35
       6.500%, 01/01/28                                       152           160
       6.500%, 05/01/29                                       148           155
       6.000%, 03/01/28                                       355           368
       6.000%, 05/01/28                                       100           104
       5.000%, 04/01/18                                       794           813
       5.000%, 05/01/18                                     1,738         1,779
       4.500%, 09/01/18                                     1,475         1,484
     GNMA
       7.500%, 05/15/24                                        33            35
       7.500%, 09/15/25                                        49            52
       7.500%, 09/15/26                                       111           121
       7.500%, 01/15/27                                       139           150
       7.000%, 02/15/26                                       108           116
       7.000%, 08/15/26                                       152           163
       7.000%, 10/15/27                                       169           180
       7.000%, 03/15/29                                       168           180
       6.500%, 09/15/08                                       245           260
       6.500%, 06/15/23                                        26            28
       6.500%, 02/15/24                                        15            16
       6.500%, 04/15/26                                       101           107
       6.500%, 05/15/28                                        93            98
       6.500%, 01/15/29                                       304           321
       6.000%, 11/15/08                                       212           225
       6.000%, 12/15/28                                       472           494
       6.000%, 02/15/29                                       574           601
       6.000%, 04/15/29                                       727           760
                                                                         ------
    TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $10,909)                                                    11,301
                                                                       --------

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 3.6%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
       8.125%, 08/15/19                                    $1,100        $1,504
       7.250%, 05/15/16                                     1,450         1,827
       7.125%, 02/15/23                                       300           379
     U.S. Treasury Inflation Index Note
       3.000%, 07/15/12                                     1,026         1,133
                                                                         ------
     TOTAL U.S. TREASURY OBLIGATIONS
                      (Cost $4,327)                                       4,843
                                                                         ------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 1.8%
--------------------------------------------------------------------------------
     Bank One Issuance Trust,
       Ser 2002-A4, Cl A4
       2.940%, 06/16/08                                     1,000         1,016
     Capital Auto Receivables Asset Trust,
       Ser 2002-3, Cl A3
       3.580%, 10/16/06                                       700           718
     Citibank Credit Card Issuance Trust,
       Ser 2001-A8, Cl A8
       4.100%, 12/07/06                                       700           716
                                                                        -------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $2,444)                                                      2,450
                                                                        -------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%
--------------------------------------------------------------------------------
     FNMA
       6.375%, 06/15/09                                       600           681
     FNMA (A)
       5.750%, 06/15/05                                     1,100         1,163
                                                                        -------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,856)                                                      1,844
                                                                        -------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 15.8%
--------------------------------------------------------------------------------
     Bank of America
       1.110%, dated 01/30/04, matures on
       02/02/04, repurchase price $19,204,900
       (collateralized by various mortgage
       obligations, par value $20,157,966,
       0.000%-5.500%, 02/25/19-02/25/34,
       total market value $20,163,280) (B)                 19,203        19,203
     Deutsche Bank Securities, Inc.
       0.990%, dated 01/30/04, matures on
       02/02/04, repurchase price $327,157
       (collateralized by various U.S. Treasury
       Bonds, par value $333,000, 2.000%,
       05/15/06, total market value $334,339)                 327           327

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

BALANCED FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Lehman Brothers
       1.143%, dated 01/30/04, matures on
       02/02/04, repurchase price $1,876,116
       (collateralized by various mortgage
       obligations, par value $82,019,458,
       0.000%-5.000%, 07/11/15-08/15/36,
       total market value $1,969,200) (B)                 $ 1,876      $  1,876
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $21,406)                                                    21,406
                                                                       --------
   TOTAL INVESTMENTS - 109.9%
     (Cost $135,919)                                                    148,484
                                                                       --------
     RECEIVABLE FOR INVESTMENT SECURITIES SOLD -- 5.4%                    7,333
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (15.6)%                (21,079)
     OTHER ASSETS AND LIABILITIES, NET -- 0.3%                              350
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES-- (9.9)%                          (13,396)
                                                                       --------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 9,194,870 outstanding shares
       of beneficial interest                                           116,531
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 585,905 outstanding shares
       of beneficial interest                                             7,462
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 363,870 outstanding shares
       of beneficial interest                                             6,254
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 22,840 outstanding shares
       of beneficial interest                                               320
     Undistributed net investment income                                     38
     Accumulated net realized loss on investments                        (8,082)
     Net unrealized appreciation on investments                          12,565
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $135,088
                                                                       ========

--------------------------------------------------------------------------------
Description                                                               Value
--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($122,195,213 / 9,194,870 SHARES)                                   $13.29
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($7,774,698 / 585,905 SHARES)                                       $13.27
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($13.27 / 94.5%)                                     $14.04
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (C)
     ($4,815,930 / 363,870 SHARES)                                       $13.24
                                                                       ========
   NET ASSET VALUE PER SHARE - CLASS C SHARES (C)
     ($302,091 / 22,840 SHARES)                                          $13.23
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS C SHARES ($13.23 / 99.0%)                                     $13.36
                                                                       ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2004 (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2004 WAS $20,505,341.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

36                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 97.2%
--------------------------------------------------------------------------------
     CONSUMER DISCRETIONARY - 19.1%
       AnnTaylor Stores*                                   10,175       $   412
       Applebees International                             10,715           409
       Cache*                                              15,550           388
       Childrens Place*                                    14,400           387
       Cost Plus*                                          15,650           679
       Cumulus Media, Cl A*                                23,400           478
       Gray Television                                     56,900           820
       Insight Enterprises*                                32,650           648
       Movie Gallery                                       27,525           552
       Nexstar Broadcasting Group, Cl A*                   22,650           305
       Petsmart                                            29,975           704
       Rare Hospitality International*                     18,500           478
       Sonic*                                               7,725           254
       Wynn Resorts*                                        6,150           181
                                                                        -------
                                                                          6,695
                                                                        -------
     ENERGY - 0.9%
       Comstock Resources*                                  9,900           173
       Grey Wolf*                                          30,400           127
                                                                        -------
                                                                            300
                                                                        -------
     FINANCIALS - 2.9%
       Conseco*                                            11,525           262
       HealthExtras*                                        7,100            73
       Odyssey Re Holdings                                  5,900           137
       Piper Jaffray*                                       3,100           146
       Westcorp                                            10,050           402
                                                                        -------
                                                                          1,020
                                                                        -------
     HEALTH CARE - 25.3%
       Accredo Health*                                     16,325           553
       American Healthways*                                37,920         1,046
       Barr Pharmaceuticals*                                6,325           476
       Bradley Pharmaceuticals*                            14,230           309
       Cephalon*                                            8,380           459
       Conceptus*                                          27,300           274
       Coventry Health Care*                                7,075           469
       Fisher Scientific International*                     9,875           441
       Flamel Technologies ADR*                            18,025           468
       Immucor*                                            15,550           336
       Intuitive Surgical*                                 18,950           334
       Kos Pharmaceuticals*                                 6,700           342
       Mariner Health Care*                                12,225           260
       Matria Healthcare*                                  11,950           279
       Medicis Pharmaceutical, Cl A                        13,000           473
       MGI Pharma*                                          8,700           415
       Novavax*                                            36,400           224
       Pharmaceutical Resources*                            5,690           353
       Psychiatric Solutions*                              13,350           267

--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
     HEALTH CARE - (CONTINUED)
       Salix Pharmaceuticals*                              16,600       $   379
       Taro Pharmaceutical Industries*                      5,350           334
       Triad Hospitals*                                     5,020           180
       ViroLogic*                                          50,200           194
                                                                        -------
                                                                          8,865
                                                                        -------
     INDUSTRIALS - 15.1%
       Charles River Associates*                           12,270           417
       Chicago Bridge & Iron - NY Share                    14,625           447
       Corinthian Colleges*                                 9,700           604
       Corporate Executive Board*                           7,425           354
       DiamondCluster International*                       26,300           289
       Education Management*                               22,250           747
       Integrated Alarm Services Group*                    33,350           277
       JLG Industries                                      14,550           232
       Kroll*                                              19,590           527
       Marlin Business Services*                            5,675           106
       MSC Industrial Direct, Cl A                         15,600           441
       Pacer International*                                26,250           486
       Resources Connection*                               10,150           348
                                                                        -------
                                                                          5,275
                                                                        -------
     INFORMATION TECHNOLOGY - 33.3%
       Actel*                                              13,600           348
       ActivCard*                                          39,125           282
       Adtran                                              10,750           370
       Aeroflex*                                           54,950           809
       Ascential Software*                                 14,850           359
       Bookham Technology ADR*                             26,000            84
       ChipPAC, Cl A*                                      42,275           310
       Concur Technologies*                                 6,875            81
       Digitas*                                            33,200           375
       Electronics for Imaging*                            26,650           713
       Emulex*                                             19,435           527
       eSpeed, Cl A*                                       33,100           745
       Extreme Networks*                                   35,450           301
       Gartner, Cl A*                                      28,475           324
       GlobespanVirata*                                    37,000           294
       Hyperion Solutions*                                 11,880           408
       Integrated Silicon Solutions*                        4,400            71
       Interwoven*                                         30,150           414
       Lam Research*                                        9,300           249
       Lionbridge Technologies*                            23,850           189
       Manhattan Associates*                                9,150           257
       MEMC Electronic Materials*                          39,050           411
       Micromuse*                                          21,500           173
       Mindspeed Technologies*                             14,700           142
       Modem Media*                                        23,350           178
       Opnet Technologies*                                 11,278           193

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            37

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

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

SMALL CAP GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                      Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
     INFORMATION TECHNOLOGY - (CONTINUED)
      Orbotech*                                             6,625       $   166
      Parlex*                                              10,500            92
      PC-Tel*                                              23,575           275
      Photon Dynamics*                                      6,190           237
      Pixelworks*                                           5,600            91
      Portal Software*                                     23,560           176
      Remec*                                               12,900           129
      Rudolph Technologies*                                14,960           391
      Silicon Image*                                       30,550           310
      Silicon Storage Technology*                          25,800           310
      TTM Technologies*                                    19,820           347
      Virage Logic*                                        25,400           273
      WatchGuard Technologies*                             42,850           272
                                                                        -------
                                                                         11,676
                                                                        -------
     MATERIALS - 0.6%
          GrafTech International*                          18,150           226
                                                                        -------
     TOTAL COMMON STOCK
       (Cost $30,582)                                                    34,057
                                                                        -------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 3.3%
--------------------------------------------------------------------------------
    Deutsche Bank Securities, Inc.
       0.990%, dated 01/30/04, matures on
       02/02/04, repurchase price $1,170,043
       (collateralized by various U.S. Treasury
       Bonds, par value $1,189,000, 2.000%,
       05/15/06, total market value $1,193,780)            $1,170         1,170
                                                                        -------
     TOTAL REPURCHASE AGREEMENT
       (Cost $1,170)                                                      1,170
                                                                        -------
   TOTAL INVESTMENTS - 100.5%
     (Cost $31,752)                                                      35,227
                                                                        -------
     OTHER ASSETS AND LIABILITIES, NET -- (0.5)%                           (174)
                                                                        -------

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------

   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 2,015,498 outstanding shares
       of beneficial interest                                           $24,468
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 426,964 outstanding shares
       of beneficial interest                                             4,912
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 38,380 outstanding shares
       of beneficial interest                                               487
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 69,088 outstanding shares
       of beneficial interest                                               836
     Accumulated net investment loss                                       (176)
     Accumulated net realized gain on investments                         1,051
     Net unrealized appreciation on investments                           3,475
                                                                        -------
   TOTAL NET ASSETS - 100.0%                                            $35,053
                                                                        =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($27,717,640 / 2,015,498 SHARES)                                    $13.75
                                                                        =======
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($5,865,406 / 426,964 SHARES)                                       $13.74
                                                                        =======
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($13.74/ 94.5%)                                      $14.54
                                                                        =======
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (A)
     ($524,975 / 38,380 SHARES)                                          $13.68
                                                                        =======
   NET ASSET VALUE PER SHARE - CLASS C SHARES (A)
     ($945,019 / 69,088 SHARES)                                          $13.68
                                                                        =======
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS C SHARES ($13.68/ 99.0%)                                      $13.82
                                                                        =======
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

38                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 96.1%
--------------------------------------------------------------------------------
     CONSUMER DISCRETIONARY - 19.2%
       Action Performance                                  12,700       $   219
       American Axle & Manufacturing
       Holdings*                                           27,300         1,058
       American Greetings, Cl A (A)*                       61,500         1,290
       Aztar*                                              73,300         1,631
       BorgWarner                                          20,500         1,905
       Brightpoint*                                        50,300         1,100
       Brown Shoe                                          44,800         1,657
       Burlington Coat Factory Warehouse                   56,300         1,070
       Electronics Boutique Holdings*                      50,200         1,266
       GTECH Holdings (A)                                  39,800         2,213
       Handleman                                           46,000         1,008
       Landry's Restaurants                                20,500           568
       Lone Star Steakhouse & Saloon                       45,300         1,169
       M/I Schotenstein Homes                              20,000           772
       M.D.C. Holdings                                     27,467         1,721
       Movado Group                                        27,500           784
       Polaris Industries (A)                               6,800           564
       Rent-A-Center*                                      47,750         1,488
       Rex Stores*                                         48,000           622
       Ryland Group (A)                                    23,200         1,769
       Sonic Automotive                                    35,800           801
       Stride Rite                                         70,400           773
       Toll Brothers*                                      52,800         2,065
       Tower Automotive (A)*                              232,000         1,406
       Zale*                                               34,000         1,838
                                                                        -------
                                                                         30,757
                                                                        -------
     CONSUMER STAPLES - 4.8%
       BJ's Wholesale Club (A)*                            73,000         1,580
       DIMON                                               57,200           408
       Interstate Bakeries (A)                             99,000         1,428
       Lance                                               58,500           921
       Ruddick                                             65,900         1,245
       Standard Commercial                                 47,600         1,026
       Universal                                           22,900         1,119
                                                                        -------
                                                                          7,727
                                                                        -------
     ENERGY - 4.4%
       Holly                                               33,800           943
       Nuevo Energy*                                       54,400         1,439
       Offshore Logistics*                                 21,000           448
       Stone Energy*                                       35,100         1,478
       Tesoro Petroleum (A)*                              108,200         1,645
       Veritas DGC*                                        80,300         1,020
                                                                        -------
                                                                          6,973
                                                                        -------

--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------
     COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
     FINANCIALS - 25.7%
       AmerUs Group (A)                                    44,400       $ 1,627
       BankAtlantic Bancorp, Cl A                          61,000         1,006
       Banner                                              19,700           510
       Bedford Property Investors                          42,600         1,255
       Boykin Lodging                                      89,000           843
       Cash America International                          57,600         1,259
       Commerce Group                                      20,000           845
       Commercial Federal                                  43,900         1,218
       Community Bank System                               13,900           662
       Dime Community Bancshares                           30,150           918
       First Charter                                       47,375           948
       Flagstar Bancorp (A)                                82,600         1,915
       Fremont General (A)                                142,100         2,633
       Greater Bay Bancorp (A)                             69,600         1,895
       HRPT Properties Trust                              148,800         1,577
       Hudson River Bancorp                                54,200         1,124
       Independence Community Bank                         39,600         1,531
       Independent Bank - Michigan                         53,361         1,474
       IndyMac Bancorp (A)                                 53,300         1,660
       Landamerica Financial Group                         26,400         1,440
       Mission West Properties                             41,400           537
       NBT Bancorp                                         40,690           890
       Novastar Financial (A)                              42,600         2,093
       Oriental Financial Group, ADR                       32,560           830
       Presidential Life                                    9,400           138
       Provident Bankshares                                49,200         1,512
       Provident Financial Group (A)                       44,391         1,513
       Scottish Re Group (A)                               73,200         1,588
       Stancorp Financial Group                            22,900         1,489
       Staten Island Bancorp                               60,700         1,428
       Webster Financial                                   28,100         1,415
       Westcorp                                            11,500           460
       Winston Hotels                                      79,900           839
                                                                        -------
                                                                         41,072
                                                                        -------
     HEALTH CARE - 6.5%
       Alpharma, Cl A                                      86,400         1,877
       AMN Healthcare Services*                            68,000         1,306
       Pacificare Health Systems*                          36,600         1,202
       Prime Medical Services*                             53,500           294
       Savient Pharmaceuticals*                           271,200         1,291
       Sola International*                                 46,000           975
       US Oncology*                                       143,800         1,889
       Valeant Pharmaceuticals
         International (A)                                 15,300           359
       West Pharmaceutical Services                        35,100         1,250
                                                                        -------
                                                                         10,443
                                                                        -------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            39

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
     INDUSTRIALS - 17.0%
       Albany International                                37,700       $ 1,216
       Ameron International                                17,400           665
       Applied Industrial Technologies                     44,100         1,089
       Banta                                               31,000         1,426
       Brink's (A)                                         36,000           853
       Consolidated Graphics*                              20,700           764
       Dollar Thrifty Automotive Group*                    42,300         1,051
       GenCorp                                             36,500           387
       Gerber Scientific*                                  48,400           383
       Griffon (A)*                                        68,300         1,489
       Harsco                                              30,400         1,398
       Integrated Electrical Services*                    111,200         1,124
       Jacuzzi Brands*                                    198,300         1,705
       John H Harland (A)                                  47,500         1,335
       Levitt, Cl A (A)*                                   15,250           316
       NACCO Industries, Cl A                              13,100         1,123
       Ryder System                                        45,100         1,660
       Sourcecorp*                                         50,900         1,342
       Standex International                                9,900           288
       Timken (A)                                          47,100         1,038
       Toro                                                35,000         1,666
       United Rentals (A)*                                 92,500         2,072
       URS*                                                32,100           888
       USFreightways                                       14,200           486
       Walter Industries                                   36,200           434
       York International                                  28,700         1,095
                                                                        -------
                                                                         27,293
                                                                        -------
     INFORMATION TECHNOLOGY - 9.2%
       American Management Systems*                        71,300         1,181
       Arris Group (A)*                                   131,500         1,210
       BroadVision (A)*                                    73,300           485
       Checkpoint Systems*                                 47,600           950
       IKON Office Solutions                              119,300         1,421
       Methode Electronics, Cl A                           59,500           748
       Novell (A)*                                        160,300         2,036
       PerkinElmer                                        103,100         2,129
       Storage Technology*                                 55,400         1,607
       Sybase*                                             81,300         1,758
       Western Digital (A)*                               114,200         1,168
                                                                        -------
                                                                         14,693
                                                                        -------
     MATERIALS - 3.4%
       Albemarle                                           39,200         1,160
       A. Schulman                                         63,000         1,096
       FMC*                                                57,200         1,955
       HB Fuller                                           42,600         1,193
                                                                        -------
                                                                          5,404
                                                                        -------
     TELECOMMUNICATION - 0.9%
       Boston Communications Group (A)*                    69,900           766
       Talk America Holdings (A)*                          62,200           657
                                                                        -------
                                                                          1,423
                                                                        -------

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
     UTILITIES - 5.0%
       Avista                                              61,900       $ 1,105
       Duquesne Light Holdings                             62,900         1,198
       Nicor                                               42,900         1,422
       PNM Resources                                       30,700           924
       UGI                                                 42,200         1,361
       UIL Holdings                                        14,500           678
       Unisource Energy                                    52,600         1,294
                                                                        -------
                                                                          7,982
                                                                        -------
       TOTAL COMMON STOCK
         (Cost $111,559)                                                153,767
                                                                        -------
--------------------------------------------------------------------------------
   MASTER NOTE - 3.1%
--------------------------------------------------------------------------------
       Bear Stearns (B)
         1.213%, 02/04/04                                 $ 5,000         5,000
                                                                        -------
       TOTAL MASTER NOTE
          (Cost $5,000)                                                   5,000
                                                                        -------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATION - 1.6%
--------------------------------------------------------------------------------
       Washington Mutual Bank (B) (C)
         1.110%, 08/06/04                                   2,500          2,500
                                                                         -------
       TOTAL CORPORATE OBLIGATION
          (Cost $2,500)                                                   2,500
                                                                         -------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 21.7%
--------------------------------------------------------------------------------
     Bank of America
       1.110%, dated 01/30/04, matures on
       02/02/04, repurchase price $26,811,646
       (collateralized by various mortgage
       obligations, par value $28,142,205,
       0.000%-5.500%, 02/25/19-02/25/34,
       total market value $28,149,624) (B)                 26,809        26,809
     Deutsche Bank Securities
       0.990%, dated 01/30/04, matures on
       02/02/04, repurchase price $7,983,456
       (collateralized by various U.S. Treasury
       Bonds, par value $8,110,000, 2.000%,
       05/15/06, total market value
       $8,142,601)                                          7,983         7,983
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $34,792)                                                    34,792
                                                                       --------
   TOTAL INVESTMENTS - 122.5%
     (Cost $153,851)                                                    196,059
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (21.4)%                (34,309)
     OTHER ASSETS AND LIABILITIES, NET -- (1.1)%                         (1,674)
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES -- (22.5)%                        (35,983)
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

40                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                                         Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 6,315,864 outstanding shares
       of beneficial interest                                          $ 70,266
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 2,143,925 outstanding shares
       of beneficial interest                                            27,735
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 995,780 outstanding shares
       of beneficial interest                                            12,721
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 381,337 outstanding shares
       of beneficial interest                                             4,862
     Distributions in excess of net investment income                       (52)
     Accumulated net realized gain on investments                         2,337
     Net unrealized appreciation on investments                          42,208
     Net unrealized depreciation on forward foreign
       currency contracts, foreign currencies and
       translation of other assets and liabilities
       denominated in foreign currencies                                     (1)
                                                                       --------
TOTAL NET ASSETS - 100.0%                                              $160,076
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE - FIDUCIARY SHARES
  ($103,650,482 / 6,315,864 SHARES)                                      $16.41
                                                                       ========
NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE - CLASS A SHARES
  ($34,722,772 / 2,143,925 SHARES)                                       $16.20
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE -
  CLASS ASHARES ($16.20 / 94.5%)                                         $17.14
                                                                       ========
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE - CLASS B SHARES (D)
  ($15,708,881 / 995,780 SHARES)                                         $15.78
                                                                       ========
NET ASSET VALUE PER SHARE - CLASS C SHARES (D)
  ($5,994,162 / 381,337 SHARES)                                          $15.72
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE -
  CLASS CSHARES ($15.72 / 99.0%)                                         $15.88
                                                                       ========

* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2004 (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2004 WAS $32,823,564.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2004.
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            41

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.0%
--------------------------------------------------------------------------------
     Alameda County, Santa Rita Jail
       Project, ETM, COP, MBIA Insured
       5.250%, 12/01/04                                    $  500       $   518
     Anaheim, Water Authority, RB
       Callable 03/05/04 @ 100
       5.750%, 04/01/04                                        85            85
     Atascadero, Unified School District,
       Measure B, Capital Projects,
       Ser A, COP, MBIA Insured
       Callable 08/01/06 @ 102
       5.200%, 08/01/08                                     1,000         1,103
     Bakersfield, Convention Center
       Expansion Project, COP,
       MBIA Insured
       5.300%, 04/01/06                                       500           541
     Berkeley, Unified School District,
       Ser D, GO, FGIC Insured
       8.250%, 08/01/05                                       345           381
     Berryessa, Unified School District,
       GO, MBIA Insured
       5.375%, 03/01/12                                       460           527
     Brentwood, Unified School District,
       Ser B, GO, FGIC Insured
       Callable 08/01/10 @ 101
       4.850%, 08/01/14                                       410           442
     Burlingame, Elementary School
       District, GO, FSA Insured
       5.250%, 07/15/16                                       795           903
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser J-2, RB
       6.000%, 12/01/06                                     1,400         1,569
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser Q, ETM, RB
       6.000%, 12/01/09                                       215           258
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser Q, RB
       6.000%, 12/01/07                                     1,500         1,726
       6.000%, 12/01/09                                       285           338
     California State, Department of
       Water Resources, Central Valley
       Project, Water System, Ser W, RB,
       FSA Insured
       5.500%, 12/01/14                                       315           368

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                    $1,000      $  1,134
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                     1,560         1,704
     California State, Educational Facilities
       Authority, Stanford University, Ser P, RB
       5.250%, 12/01/13                                       800           927
     California State, Educational Facilities
       Authority, Stanford University, Ser R, RB
       5.000%, 11/01/11                                       610           697
     California State, GO
       7.000%, 08/01/07                                     1,000         1,144
       6.250%, 04/01/08                                     1,000         1,127
       6.250%, 09/01/08                                       695           792
     California State, GO, AMBAC Insured
       6.500%, 09/01/06                                     1,000         1,120
     California State, GO, FGIC Insured
       4.500%, 09/01/10                                     1,000         1,095
     California State, Public Works Board Lease,
       Department of Corrections, State Prison
       Project, Ser E, RB, FSA Insured
       6.000%, 06/01/08                                     1,165         1,341
     California State, Public Works Board Lease,
       Various University of California Projects,
       Ser A, RB, AMBAC Insured
       Callable 12/01/07 @ 102
       5.100%, 12/01/10                                     1,000         1,110
     Central Coast, Water Authority, Water
       Project Regional Facilities, Ser A, RB,
       AMBAC Insured Callable 10/01/06 @ 102
       5.000%, 10/01/07                                     2,250         2,483
     Coachella Valley, Water District
       Improvement Authority, Flood
       Control Project, COP, AMBAC Insured
       4.500%, 10/01/06                                     1,045         1,126
     Coast Community College, Coastline
       Community College Center Project, COP,
       MBIA Insured Callable 02/01/06 @ 102
       5.500%, 02/01/11                                       640           696
       5.200%, 02/01/08                                       500           545

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

42                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Conejo Valley, Unified School District, GO
       5.000%, 08/01/09                                    $1,250      $  1,406
     Contra Costa County, Merrithew Memorial
       Hospital Project, COP, MBIA Insured
       Callable 11/01/07 @ 102
       5.500%, 11/01/12                                     2,160         2,438
       5.200%, 11/01/09                                     2,000         2,251
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, ETM, RB
       Callable 03/05/04 @ 100
       6.875%, 03/01/07                                       500           546
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, RB, FGIC Insured
       6.000%, 03/01/06                                     4,000         4,361
       6.000%, 03/01/09                                     1,000         1,168
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, RB, FGIC Insured
       Prerefunded @ 100 (A)
       5.300%, 03/01/05                                       600           627
     Contra Costa, Water District Authority,
       Ser K, RB, FSA Insured
       Callable 10/01/11 @ 100
       5.500%, 10/01/13                                       350           400
     Cupertino, Unified School District, GO,
       FSA Insured Callable 08/01/11 @ 100
       5.250%, 08/01/13                                       595           667
     Downey, Civic Center Project, COP,
       MBIA Insured
       5.300%, 02/01/06                                       700           753
     East Bay, Municipal Utility District,
       Wastewater Treatment System, RB,
       FGIC Insured
       6.000%, 06/01/06                                       750           827
     East Bay, Municipal Utility District,
       Water System Project, RB, MBIA Insured
       Callable 06/01/11 @ 100
       5.250%, 06/01/13                                       500           563
       5.250%, 06/01/14                                     1,250         1,396
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                     2,500         2,787
       5.375%, 07/01/17                                     2,410         2,666
       5.250%, 07/01/12                                       300           340
       5.250%, 07/01/13                                     1,000         1,127


--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Escondido, Unified High School District,
       ETM, GO, MBIA Insured
       5.200%, 11/01/06                                    $1,000      $  1,100
     Escondido, Unified High School District,
       ETM, GO, MBIA Insured
       Callable 11/01/06 @ 102
       5.600%, 11/01/09                                     1,000         1,131
     Escondido, Unified School District,
       Ser A, GO, FGIC Insured
       Callable 09/01/07 @ 102
       5.000%, 09/01/08                                       500           558
     Fallbrook, Unified High School District,
       GO, FGIC Insured
       5.375%, 09/01/12                                       250           290
     Fremont, Unified High School District,
       Ser B, GO
       5.000%, 09/01/10                                       600           679
     Fresno, Joint Powers Financing Authority,
       Fresno City Hall, RB, AMBAC Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                       500           548
     Glendale, Unified School District,
       Ser A, GO, FGIC Insured
       5.500%, 09/01/05                                       600           640
     Glendale, Unified School District,
       Ser B, GO, FSA Insured
       Callable 09/01/08 @ 101
       4.625%, 09/01/09                                       670           738
     Hawthorne, School District,
       Ser A, GO, FGIC Insured
       4.650%, 11/01/06                                     1,000         1,084
     Hollister, Redevelopment Agency,
       Community Development Project, TA,
       AMBAC Insured Callable 10/01/07 @ 102
       5.000%, 10/01/08                                       740           825
     Industry, GO, FGIC Insured
       Callable 07/01/05 @ 100.625
       5.500%, 07/01/10                                       670           708
     Joshua Basin-Hi Desert Financing
       Authority, Water District Project,
       RB, AMBAC Insured
       4.900%, 05/01/09                                       465           522
       4.800%, 05/01/08                                       445           493
     Kings River, Conservation District,
       Pine Flat Power, Ser F, RB
       4.625%, 01/01/11                                       500           548

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            43

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Livermore-Amador Valley, Water
       Management Authority,
       Ser A, RB, AMBAC Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/14                                    $  750      $    840
       5.000%, 08/01/13                                       400           441
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, 1st Tier, Ser A, RB, FSA Insured
       5.250%, 07/01/06                                     1,220         1,327
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, A-1st Ser, Ser A, RB, FSA Insured
       4.250%, 07/01/11                                       500           543
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, A-1st Ser, Ser B, RB, FSA Insured
       5.250%, 07/01/11                                     1,550         1,785
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, C-2nd Ser, Ser A, RB,
       AMBAC Insured
       5.500%, 07/01/10                                     1,050         1,219
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax
       Project, C-2nd Ser, Ser A, RB,
       FGIC Insured
       5.000%, 07/01/10                                     2,000         2,263
     Los Angeles County, Public Works
       Financing Authority, Regional Park &
       Open Space District, Ser A, RB
       5.250%, 10/01/05                                     1,700         1,809
     Los Angeles County, Public Works
       Financing Authority, Regional Park &
       Open Space District, Ser A, RB
       Callable 10/01/07 @ 101
       5.500%, 10/01/08                                     3,445         3,907
     Los Angeles, Department of Airports,
       Ser A, RB, FGIC Insured
       6.000%, 05/15/05                                     1,650         1,749
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       5.250%, 07/01/10                                     1,710         1,960
       5.250%, 07/01/11                                     3,485         4,013
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/12                                       600           681
       5.250%, 07/01/13                                     2,025         2,276

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Department of Water & Power,
       Ser B, RB, MBIA Insured
       5.000%, 07/01/13                                    $  430      $    483
     Los Angeles, Ser A, GO, FGIC Insured
       5.250%, 09/01/09                                       600           687
       5.250%, 09/01/10                                       350           403
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/11                                       250           289
     Los Angeles, Unified School District, GO,
       MBIA Insured
       5.500%, 07/01/12                                       755           879
     Los Angeles, Unified School District,
       Ser A, GO, FGIC Insured
       6.000%, 07/01/07                                     1,300         1,478
       6.000%, 07/01/10                                       850         1,009
       6.000%, 07/01/11                                     1,385         1,658
     Los Angeles, Unified School District,
       Ser D, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/10                                     2,000         2,347
     Los Angeles, Unified School District,
       Ser E, GO, MBIA Insured
       Callable 07/01/12 @ 100
       5.500%, 07/01/15                                     1,390         1,584
     Los Angeles, Waste Water Systems,
       Ser B, RB, FGIC Insured
       5.250%, 06/01/07                                     1,000         1,113
     Los Angeles, Waste Water Systems,
       Ser C, RB, MBIA Insured
       5.375%, 06/01/12                                     1,145         1,322
     Los Gatos-Saratoga, Joint Unified High
       School, Ser B, GO
       Callable 12/01/10 @ 101
       4.750%, 12/01/13                                       365           395
       4.600%, 12/01/12                                       875           954
     M-S-R Public Power Authority, San Juan
       Project, Ser I, RB, MBIA Insured
       Callable 07/01/2011 @ 100
       5.000%, 07/01/14                                     2,440         2,672
     Menlo Park, Community Development
       Agency, Las Pulgas Community
       Development Project, TA, AMBAC Insured
       Callable 06/01/10 @ 102
       4.650%, 06/01/11                                       520           576
     Merced County, Construction & Equipment
       Project, CSAC Lease, ETM, COP, FSA Insured
       Callable 03/05/04 @ 100.5
       6.000%, 10/01/05                                       640           648

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

44                               1.800.433.6884

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

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Metropolitan, Water District of Southern
       California, Ser A, RB
       5.250%, 07/01/11                                    $1,425      $  1,636
     Metropolitan, Water District of Southern
       California, Ser A, RB
       Callable 07/01/11 @ 101
       5.375%, 07/01/12                                     2,185         2,498
     Metropolitan, Water District of Southern
       California, Ser B, RB, MBIA Insured
       Callable 07/01/06 @ 102
       5.250%, 07/01/07                                     1,820         2,012
     Metropolitan, Water District of Southern
       California, Ser C, RB
       Callable 01/01/07 @ 102
       6.000%, 07/01/07                                     1,900         2,159
     Metropolitan, Water District of Southern
       California, Waterworks Project, Ser B, GO
       4.000%, 03/01/11                                     1,000         1,069
     Milpitas, Redevelopment Agency,
       Redevelopment Project, Area No. 1, ETM,
       TA, MBIA Insured
       4.600%, 01/15/06                                     1,040         1,106
     Mojave, Water Agency, Supplemental Water
       Entitlement, COP, MBIA Insured
       Callable 09/01/07 @ 102
       5.100%, 09/01/08                                       500           561
     Mountain View, Los Altos High School
       District, Ser B, GO
       Callable 05/01/07 @ 102
       5.650%, 05/01/12                                       585           659
       5.350%, 05/01/09                                       755           847
       5.250%, 05/01/08                                       500           561
     Mountain View, Shoreline Regional Park
       Community, Ser A, TA, MBIA Insured
       Callable 08/01/06 @ 102
       5.600%, 08/01/10                                       500           560
       5.400%, 08/01/08                                       700           776
     Norwalk, La Mirada Unified School
       District, Ser A, GO, FGIC Insured
       Callable 08/01/13 @ 100
       5.000%, 08/01/16                                     1,800         1,964
     Oak Park, Unified School District, GO,
       MBIA Insured
       5.250%, 05/01/08                                     1,250         1,408
     Orange County, Local Transportation
       Authority, Measure M, First Senior, RB
       6.000%, 02/15/07                                     2,040         2,292

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       RB, FGIC Insured
       6.000%, 02/15/07                                    $2,345      $  2,631
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       Ser A, RB, MBIA Insured
       5.500%, 02/15/08                                     3,300         3,730
       5.500%, 02/15/10                                     1,000         1,155
       5.500%, 02/15/11                                       250           290
     Orange County, Municipal Water District,
       Allen-McColloch Pipeline Project, COP,
       MBIA Insured
       5.500%, 07/01/05                                     2,000         2,120
     Orange County, Water District,
       Ser A, COP, MBIA Insured
       Callable 08/15/07 @ 101
       4.875%, 08/15/10                                     2,000         2,171
     Port Oakland, Ser M, RB, FGIC Insured
       Callable 11/01/12 @ 100
       5.250%, 11/01/13                                     1,000         1,139
     Redwood City, Elementary School District,
       GO, FGIC Insured
       5.500%, 08/01/10                                     1,140         1,329
       5.500%, 08/01/14                                       900         1,046
     Rialto, Unified School District, Ser A, GO,
       FGIC Insured
       5.500%, 06/01/07                                       500           560
     Riverside County, Transportation
       Commission, Sales Tax Revenue,
       Ser A, RB, AMBAC Insured
       5.750%, 06/01/09                                       740           861
       5.700%, 06/01/06                                     1,060         1,162
     Sacramento, Municipal Utility District,
       Electric, Ser C, ETM, RB, FGIC Insured
       Callable 03/05/04 @ 101
       5.750%, 11/15/08                                       570           589
     Sacramento, Municipal Utility District,
       Ser O, RB, MBIA Insured
       5.250%, 08/15/10                                       500           574
     Sacramento, Municipal Utility District,
       Ser P, RB, FSA Insured
       Callable 08/15/11 @ 100
       5.250%, 08/15/13                                     1,585         1,790
     Sacramento, Municipal Utility District,
       Ser R, RB, MBIA Insured
       Callable 08/15/13 @ 100
       5.000%, 08/15/16                                     1,000         1,091

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Bernardino County, Transportation
       Authority, Ser A, ETM, RB, FGIC Insured
       Callable 03/05/04 @ 100
       6.000%, 03/01/06                                    $1,000      $  1,003
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       5.250%, 03/01/07                                     2,000         2,209
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       Callable 03/01/08 @ 101
       5.000%, 03/01/09                                     1,000         1,111
     San Bernardino County, Transportation
       Authority, Ser A, RB, MBIA Insured
       6.250%, 03/01/10                                     2,000         2,389
       6.000%, 03/01/06                                     1,735         1,892
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       4.500%, 02/01/09                                     1,025         1,125
     San Bernardino, Municipal Water Department,
       Sewer Authority, COP, FGIC Insured
       Callable 02/01/09 @ 101
       5.000%, 02/01/11                                     1,130         1,254
     San Diego County, Regional Transportation
       Commission, Second Senior, Ser A, RB,
       AMBAC Insured
       6.000%, 04/01/06                                     3,000         3,285
     San Diego County, Regional Transportation
       Commission, Second Senior,
       Ser A, RB, AMBAC Insured
       Callable 04/01/06 @ 102
       5.000%, 04/01/08                                     1,995         2,188
     San Diego, Public Facilities Financing
       Authority, RB, FGIC Insured
       6.000%, 05/15/06                                     2,800         3,077
       6.000%, 05/15/07                                     2,000         2,264
     San Diego, Public Facilities Financing
       Authority, RB, MBIA Insured
       Callable 8/01/12 @ 100
       5.000%, 08/01/14                                     1,100         1,210
     San Diego, Water Utility System, RB,
       FGIC Insured
       4.400%, 08/01/08                                     1,100         1,205
     San Diego-Metropolitan Transit
       Development Board Authority, Lease, RB
       Callable 09/01/04 @ 102
       5.500%, 09/01/07                                       450           469

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Francisco City & County, Airport
       Commission, International Airport,
       Second Senior, Issue 20, RB, MBIA Insured
       Callable 05/01/08 @ 101
       4.250%, 05/01/09                                    $1,000      $  1,081
     San Francisco City & County, Public Utilities
       Commission, Water Revenue,
       Ser A, RB, FSA Insured
       5.000%, 11/01/10                                     1,000         1,138
       5.000%, 11/01/11                                     1,500         1,711
     San Francisco City & County, Public Utilities
       Commission, Water Revenue,
       Ser B, RB, MBIA Insured
       Callable 11/01/12 @ 100
       5.000%, 11/01/15                                     1,250         1,364
     San Francisco City & County, Ser 1, GO,
       FGIC Insured
       5.750%, 06/15/06                                       865           951
     San Francisco, Bay Area Rapid Transit
       District, RB, AMBAC Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/14                                     1,150         1,290
     San Joaquin County, Capital Facilities
       Project, COP, MBIA Insured
       4.800%, 11/15/07                                     1,000         1,109
       4.625%, 11/15/05                                     1,035         1,096
     San Jose, Financing Authority, Convention
       Center Project, Ser F, RB, MBIA Insured
       4.250%, 09/01/11                                     1,765         1,919
     San Jose, Libraries & Parks Project, GO
       4.750%, 09/01/09                                     1,000         1,119
     San Jose, Redevelopment Agency, Merged
       Area Redevelopment Project, TA,
       AMBAC Insured
       Callable 08/01/08 @ 102
       5.000%, 08/01/09                                     1,500         1,688
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment Project,
       TA, MBIA Insured
       6.000%, 08/01/07                                     1,800         2,049
       6.000%, 08/01/08                                     2,100         2,434
       6.000%, 08/01/09                                     1,500         1,768
       6.000%, 08/01/10                                     1,000         1,185
     San Jose, Unified School District,
       Ser B, GO, MBIA Insured
       Callable 08/01/08 @ 102
       4.000%, 08/01/09                                       800           863

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

46                               1.800.433.6884

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

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Juan, Unified School District, GO,
       FSA Insured
       5.250%, 08/01/08                                    $  500      $    566
       5.250%, 08/01/10                                     1,150         1,320
     San Luis, Obispo County Financing
       Authority, Lopez Dam Improvement,
       Ser A, RB, MBIA Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                       470           515
     San Mateo County, Transit District,
       Ser A, RB, MBIA Insured
       5.250%, 06/01/16                                     2,000         2,270
     San Mateo, Unified High School District,
       Ser A, GO, FGIC Insured
       Callable 09/01/11 @ 100
       5.375%, 09/01/13                                     2,195         2,483
     Santa Ana, Community Redevelopment
       Agency, Mainplace Project,
       Ser E, ETM, RB
       6.400%, 12/15/10                                       530           613
     Santa Clara County, Financing Authority,
       Ser A, RB, AMBAC Insured
       4.600%, 11/15/06                                     1,350         1,463
     Santa Maria, Unified High School District,
       Ser A, GO, FSA Insured
       5.500%, 08/01/15                                       510           594
     Solano County, Community College, Ser A,
       GO, MBIA Insured
       Callable 08/01/13 @ 100
       5.000%, 08/01/15                                     1,865         2,047
     South Orange County, Public Financing
       Authority, Foothill Area, Ser C, RB,
       FGIC Insured
       7.500%, 08/15/07                                     1,000         1,187
     South Placer, Waste Water Authority,
       Ser A, RB, FGIC Insured
       4.500%, 11/01/10                                     1,000         1,107
     Southern California, Public Power
       Authority, Ser A, RB, FSA Insured
       5.375%, 01/01/09                                     1,610         1,830
     Southern California, Public Power
       Authority, Ser B, RB, AMBAC Insured
       Callable 03/05/04 @ 101
       5.900%, 07/01/04                                     1,000         1,013

--------------------------------------------------------------------------------
Description                                      Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Tulare County, Capital Improvement
       Project, Ser A, COP, MBIA Insured
       5.375%, 02/15/06                                    $  500      $    539
       5.250%, 02/15/05                                     1,000         1,043
     Turlock, Irrigation District,
       Ser A, RB, MBIA Insured
       6.000%, 01/01/07                                     1,000         1,117
       6.000%, 01/01/08                                     1,425         1,627
       6.000%, 01/01/11                                       500           593
     Upland, Community Redevelopment Agency,
       Merged Project, Ser A, TA, AMBAC Insured
       Callable 09/01/08 @ 102
       4.200%, 09/01/09                                       860           935
     West Basin, Municipal Water District, 1992
       Project, Ser A, COP, AMBAC Insured
       Callable 08/01/07 @ 101
       5.000%, 08/01/08                                       425           470
     West Hollywood, COP, MBIA Insured
       Callable 02/01/08 @ 102
       4.550%, 02/01/09                                       665           731
     Wiseburn, School District,
       Ser A, GO, FGIC Insured
       Callable 08/01/10 @ 100
       4.900%, 08/01/15                                       500           535
       4.500%, 08/01/11                                       330           360
                                                                       --------
     TOTAL MUNICIPAL BONDS
       (Cost $203,441)                                                  218,047
                                                                       --------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.7%
--------------------------------------------------------------------------------
     BlackRock Provident California
       Tax Free Money Market                            1,504,547         1,505
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $1,505)                                                      1,505
                                                                       --------
   TOTAL INVESTMENTS - 98.7%
     (Cost $204,946)                                                    219,552
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET -- 1.3%                              2,878
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 12,858,346 outstanding shares
       of beneficial interest                                          $124,079
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 7,358,525 outstanding shares
       of beneficial interest                                            73,910
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 853,827 outstanding shares
       of beneficial interest                                             8,780
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 4,832 outstanding shares
       of beneficial interest                                                50
     Undistributed net investment income                                    225
     Accumulated net realized gain on investments                           780
     Net unrealized appreciation on investments                          14,606
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $222,430
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($135,907,171 / 12,858,346 SHARES)                                  $10.57
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($77,484,228 / 7,358,525 SHARES)                                    $10.53
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS ASHARES ($10.53 / 97.75%)                                     $10.77
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (B)
     ($8,987,654 / 853,827 SHARES)                                       $10.53
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (B)
     ($50,831 / 4,832 SHARES)                                            $10.52
                                                                       ========


(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) CLASS B AND CLASS C HAVE A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
CSAC -- CALIFORNIA STATE ASSOCIATION OF COUNTIES
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION


        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

48                               1.800.433.6884

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STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.8%
--------------------------------------------------------------------------------
     ALASKA - 0.9%
       Anchorage, Ser B, GO, MBIA Insured
         5.000%, 08/01/05                                 $ 1,000       $ 1,053
                                                                        -------
     ARIZONA - 5.3%
       Mesa, Street & Highway Authority, RB,
         FSA Insured
         6.500%, 07/01/10                                     750           893
       Phoenix, GO Prerefunded @ 101 (A)
         5.000%, 07/01/09                                   2,370         2,695
       Phoenix, Ser A, GO
         6.250%, 07/01/17                                   1,000         1,247
       Tempe, Unified High School District,
         Ser B, GO, FGIC Insured
         5.125%, 07/01/07                                   1,000         1,106
                                                                        -------
                                                                          5,941
                                                                        -------
     CALIFORNIA - 9.8%
       California State, Department of Water
         Resources, Central Valley Project,
         Water System, Ser Z, RB, FGIC Insured
         5.000%, 12/01/12                                     500           567
       California State, Department of Water
         Resources, Ser X, RB, FGIC Insured
         5.500%, 12/01/15                                     600           701
       California State, Educational Facilities
         Authority, Loyola-Marymount University,
         Ser A, RB, MBIA Insured
         Callable 10/01/11 @ 101
         4.500%, 10/01/12                                   1,000         1,092
       California State, GO, AMBAC Insured
         5.500%, 10/01/09                                   2,000         2,303
       California State, GO, FGIC Insured
         5.750%, 02/01/11                                   1,100         1,277
       Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                                   1,000         1,176
       East Bay, Municipal Utility District, Water
         System Project, RB, MBIA Insured
         Callable 06/01/11 @ 100
         5.250%, 06/01/13                                     800           901
       Eastern Municipal Water District,
         Ser A, COP, FGIC Insured
         Callable 07/01/11 @ 100
         5.375%, 07/01/16                                     620           691
       Los Angeles, Ser A, GO, MBIA Insured
         5.250%, 09/01/12                                     375           431
       Los Angeles, Ser A, GO, MBIA Insured
         Callable 09/01/11 @ 100
         5.000%, 09/01/17                                     440           474

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     CALIFORNIA - (CONTINUED)
       San Jose, Merged Area Redevelopment
         Project, TA, MBIA Insured
         6.000%, 08/01/15                                 $ 1,000        $ 1,205
       Southern California Public Power
         Authority, Hydroelectric Power,
         Ser A, RB, FSA Insured
         Callable 10/01/11 @ 100
         5.250%, 10/01/12                                     245            278
                                                                         -------
                                                                          11,096
                                                                         -------
     COLORADO - 2.3%
       Denver City & County, Ser A, GO
         5.250%, 08/01/06                                   2,000          2,167
       Regional Transportation District, Sales Tax,
         Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                                     350            401
                                                                         -------
                                                                           2,568
                                                                         -------
     DELAWARE - 1.3%
       Delaware River & Bay Authority, RB,
         FGIC Insured Callable 01/01/06 @ 102
         5.000%, 01/01/07                                   1,340          1,442
                                                                         -------
     FLORIDA - 1.8%
       Florida State, Board of Education, Public
         Education Capital Outlay, Ser A, GO
         5.000%, 06/01/08                                   1,300          1,450
       Jacksonville, Local Government,
         Sales Tax Revenue, RB, FGIC Insured
         5.500%, 10/01/13                                     500            583
                                                                         -------
                                                                           2,033
                                                                         -------
     GEORGIA - 3.5%
       Atlanta, Water & Wastewater Revenue,
         Ser A, RB, FGIC Insured
         5.500%, 11/01/13                                   1,000          1,167
       Georgia State, Ser E, GO
         5.250%, 02/01/09                                   2,525          2,850
                                                                         -------
                                                                           4,017
                                                                         -------
     HAWAII - 5.3%
       Hawaii County, Ser A, GO, FGIC Insured
         Callable 07/15/11 @ 100
         5.500%, 07/15/13                                     635            727
       Hawaii State, Ser CS, GO, MBIA Insured
         5.000%, 04/01/08                                   1,000          1,107
       Honolulu City & County,
         Ser A, GO, FSA Insured
         Callable 09/01/11 @ 100
         5.375%, 09/01/12                                   1,000          1,135

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     HAWAII - (CONTINUED)
       Honolulu City & County, Ser C, GO, FGIC
         5.500%, 11/01/05                                 $ 1,000       $ 1,070
       Kauai County, Ser A, GO, MBIA Insured
         Callable 08/01/11 @ 100
         5.625%, 08/01/13                                     500           579
       Maui County, Ser A, GO, FGIC Insured
         5.250%, 03/01/07                                   1,285         1,414
                                                                        -------
                                                                          6,032
                                                                        -------
     ILLINOIS - 9.6%
       Chicago, Equipment Notes, GO, FGIC Insured
         5.000%, 01/01/06                                   1,200         1,278
       Chicago, O'Hare International Airport,
         2nd Lien, Ser C, RB, MBIA Insured
         5.000%, 01/01/08                                   1,000         1,099
         5.000%, 01/01/10                                   1,000         1,107
       Cook County, Ser A, GO, FGIC Insured
         Callable 11/15/08 @ 101
         4.500%, 11/15/09                                   1,000         1,091
       Du Page & Will Counties, Community School
         District, Ser B, GO, FGIC Insured
         5.000%, 12/30/07                                   2,700         3,006
       Metropolitan Pier & Exposition Authority,
         McCormick Place Expansion Project,
         Ser A, RB, AMBAC Insured
         6.000%, 12/15/05                                   3,000         3,249
                                                                        -------
                                                                         10,830
                                                                        -------
     MARYLAND - 1.9%
       Montgomery County, Consolidated Public
         Improvement, Ser A, GO
         5.700%, 07/01/05                                   2,000         2,125
                                                                        -------
     MASSACHUSETTS - 2.0%
       Massachusetts State, Consolidated Loan,
         Ser A, GO, AMBAC Insured
         Prerefunded @ 101 (A)
         5.000%, 03/01/07                                   1,000         1,105
       Massachusetts State, Ser C, GO
         5.250%, 08/01/08                                   1,000         1,116
                                                                        -------
                                                                          2,221
                                                                        -------
     MICHIGAN - 1.9%
       Huron Valley, School District, GO,
         FGIC Insured
         4.350%, 05/01/08                                   1,000         1,082
       Michigan State, GO
         Callable 12/01/05 @ 102
         5.125%, 12/01/06                                   1,000         1,080
                                                                        -------
                                                                          2,162
                                                                        -------

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     MINNESOTA - 2.8%
       Minneapolis, Ser A, GO
         5.000%, 12/01/05                                 $ 1,000       $ 1,065
       Minneapolis, Ser B, GO
         5.000%, 09/01/05                                   1,000         1,057
       Minneapolis, Ser B, GO
         Callable 09/01/05 @ 100
         5.050%, 09/01/06                                   1,000         1,050
                                                                        -------
                                                                          3,172
                                                                        -------
     MISSOURI - 0.7%
       Kansas City, Streetlight Project, Ser B, GO
         Callable 02/01/07 @ 101
         6.000%, 02/01/08                                     750           839
                                                                        -------
     NEBRASKA - 1.0%
       Omaha Public Power District, Electric
         Revenue, Ser D, RB
         5.000%, 02/01/07                                   1,000         1,087
                                                                        -------
     NEVADA - 4.0%
       Clark County, School District,
         Ser A, GO, FSA Insured
         Callable 12/15/12 @ 103
         5.500%, 06/15/16                                     500           580
       Las Vegas, Water District Revenue,
         Ser B, GO, MBIA Insured
         Callable 12/01/12 @ 100
         5.250%, 06/01/14                                     300           338
       Nevada State, Capital Improvements,
         Ser A, GO, MBIA Insured
         Callable 05/01/12 @ 100
         5.000%, 11/01/16                                     500           540
       Nevada State, GO Prerefunded @ 101 (A)
         6.400%, 12/01/04                                   2,930         3,079
                                                                        -------
                                                                          4,537
                                                                        -------
     NEW JERSEY - 1.0%
       New Jersey State, GO
         5.250%, 03/01/08                                   1,000         1,116
                                                                        -------
     NEW YORK - 1.0%
       New York State Thruway Authority, Highway
         & Board, Ser B, RB, FGIC Insured
         5.000%, 04/01/08                                   1,000         1,106
                                                                        -------
     OREGON - 7.9%
       Chemeketa, Community College District,
         ETM, GO, FGIC Insured
         5.500%, 06/01/12                                   1,060         1,237
       Jackson County, Juvenile Services Center,
         GO, FSA Insured
         5.000%, 06/01/10                                   1,000         1,129

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

50                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     OREGON - (CONTINUED)
       McMinnville, School District No. 40, GO,
         FSA Insured
         5.000%, 06/15/11                                 $ 1,620       $ 1,827
       Portland, Sewer Systems, Ser A, RB,
         FGIC Insured Callable 06/01/07 @ 100
         5.000%, 06/01/08                                   3,300         3,600
       Washington, Multnomah & Yamill Counties,
         School District Authority, GO,
         MBIA Insured
         5.000%, 06/01/11                                   1,000         1,127
                                                                        -------
                                                                          8,920
                                                                        -------
     PENNSYLVANIA - 2.2%
       Pennsylvania State, First Ser, GO,
         MBIA Insured
         5.000%, 06/01/09                                   1,100         1,234
       Pennsylvania State, Second Ser, GO
         5.250%, 10/01/09                                   1,155         1,313
                                                                        -------
                                                                          2,547
                                                                        -------
     TENNESSEE - 1.0%
       Johnson City, Water & Sewer System, GO,
         FGIC Insured
         5.250%, 06/01/08                                   1,000         1,120
                                                                        -------
     TEXAS - 4.9%
       Houston, Water & Sewer System Revenue,
         Ser A, RB, FSA Insured
         Callable 12/01/11 @ 100
         5.250%, 12/01/12                                     680           768
       Texas State, University Systems, Revenue
         Financing System, RB, FSA Insured
         Callable 03/15/10 @ 100
         4.800%, 03/15/11                                   1,170         1,276
       University of Texas, Revenue Financing
         System, Ser B, RB
         5.250%, 08/15/06                                   2,000         2,171
       University of Texas, Revenue Financing
         System, Ser B, RB
         Callable 08/15/06 @ 102
         4.800%, 08/15/09                                   1,200         1,300
                                                                        -------
                                                                          5,515
                                                                        -------
     VIRGINIA - 1.0%
       Virginia State, Northern Virginia
         Transportation Board, Ser A, RB
         Callable 05/15/06 @ 101
         5.000%, 05/15/08                                   1,000         1,084
                                                                        -------

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - 21.7%
     King & Snohomish Counties, School District
       Authority, GO, FGIC Insured
       Callable 12/01/07 @ 100
       5.250%, 12/01/08                                    $2,720      $  3,011
     King & Snohomish Counties, School District
       No. 417, GO, FGIC Insured
       Callable 12/01/07 @ 100
       5.250%, 12/01/09                                     2,765         3,069
     King County, Lease Revenue Authority,
       King Street Center Project, RB,
       MBIA Insured Callable 06/01/07 @ 101
       5.000%, 06/01/08                                     1,000         1,095
       5.000%, 06/01/09                                     1,000         1,103
     King County, School District No. 408, GO,
       AMBAC Insured
       6.000%, 12/01/08                                     1,000         1,160
     King County, School District No. 410, GO,
       FGIC Insured
       5.500%, 12/01/10                                     1,285         1,436
     King County, School District No. 415, GO,
       MBIA Insured
       4.650%, 12/01/06                                     1,000         1,078
     Kitsap County, School District No. 303,
       Ser B, GO, FGIC Insured
       5.250%, 12/01/06                                     1,300         1,423
     Port of Seattle, Ser A, RB, FGIC Insured
       6.000%, 10/01/06                                     1,000         1,109
     Seattle, Limited Tax, Ser B, GO
       5.500%, 03/01/11                                     2,000         2,301
     Seattle, Municipal Light & Power Revenue
       Authority, Ser B, RB, MBIA Insured
       Callable 06/01/08 @ 101
       4.750%, 06/01/09                                     1,000         1,097
     Skagit County, School District No. 103, GO,
       FGIC Insured
       6.250%, 12/01/06                                     1,000         1,122
       6.250%, 12/01/07                                     1,000         1,153
     Snohomish County, School District No. 6,
       GO, FGIC Insured
       5.550%, 12/01/07                                     1,000         1,127
     Washington State, Ser 1995C, GO
       Prerefunded @ 100 (A)
       5.450%, 07/01/05                                     1,000         1,060
     Washington State, Ser A, GO
       Callable 07/01/06 @ 100
       5.750%, 07/01/15                                     2,000         2,171
                                                                       --------
                                                                         24,515
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            51

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                      Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - 4.0%
     Milwaukee, Metropolitan Sewage District,
       Ser A, GO
       5.500%, 10/01/08                                    $2,000      $  2,270
     Wisconsin State, Clean Water Revenue,
       Ser 1, RB Prerefunded @ 100 (A)
       5.100%, 06/01/05                                     1,000         1,051
     Wisconsin State, Ser 2, GO
       5.125%, 11/01/08                                     1,125         1,260
                                                                       --------
                                                                          4,581
                                                                       --------
     TOTAL MUNICIPAL BONDS
       (Cost $103,467)                                                  111,659
                                                                       --------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.1%
--------------------------------------------------------------------------------
     BlackRock Provident California
       Tax Free Money Market                               83,839            84
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $84)                                                            84
                                                                       --------
   TOTAL INVESTMENTS - 98.9%
     (Cost $103,551)                                                    111,743
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET -- 1.1%                              1,220
                                                                       --------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 9,331,595 outstanding shares
       of beneficial interest                                           101,415
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 247,746 outstanding shares
       of beneficial interest                                             2,919
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 19 outstanding shares
       of beneficial interest                                                --*
     Undistributed net investment income                                    146
     Accumulated net realized gain on investments                           291
     Net unrealized appreciation on investments                           8,192
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $112,963
                                                                       ========

--------------------------------------------------------------------------------
Description                                                                Value
--------------------------------------------------------------------------------

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($110,042,340 / 9,331,595 SHARES)                                   $11.79
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($2,920,632 / 247,746 SHARES)                                       $11.79
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($11.79 / 97.75%)                                    $12.06
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (B)
     ($222 / 19 SHARES)                                                  $11.80
                                                                       ========
--------------------------------------------------------------------------------
* AMOUNT ROUNDS TO $0.
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) CLASS C HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA  -- TAX ALLOCATION

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

52                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

BOND FUND
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 48.5%
--------------------------------------------------------------------------------
     CONSUMER DISCRETIONARY - 6.5%
       General Motors, Ser 91-A2
         8.950%, 07/02/09                                 $ 1,913       $ 2,117
       Hertz
         7.000%, 01/15/28                                   1,000           946
         6.625%, 05/15/08                                   8,200         8,661
       News America Holdings
         7.750%, 02/01/24                                   1,000         1,161
       Staples
         7.125%, 08/15/07                                   4,000         4,475
       Time Warner
         7.480%, 01/15/08                                   7,100         8,014
       Time Warner Entertainment
         8.375%, 03/15/23                                   3,000         3,719
       Walt Disney, MTN
         5.620%, 12/01/08                                   6,500         6,825
                                                                        -------
                                                                         35,918
                                                                        -------
     CONSUMER STAPLES - 0.6%
       Kellogg, Ser B
         6.600%, 04/01/11                                     500           564
       Safeway
         7.500%, 09/15/09                                   2,425         2,798
                                                                        -------
                                                                          3,362
                                                                        -------
     ENERGY - 1.5%
       Anadarko Petroleum
         7.000%, 10/15/06                                   1,500         1,663
       ConocoPhillips
         7.125%, 03/15/28                                   3,000         3,217
       El Paso CGP
         9.625%, 05/15/12                                   2,000         2,043
       Union Oil of California
         9.125%, 02/15/06                                   1,000         1,134
                                                                        -------
                                                                          8,057
                                                                        -------
   FINANCIALS - 14.7%
     Bank One
       6.000%, 08/01/08                                       500           552
     Bear Stearns, MTN (B) (C)
       1.193%, 02/03/04                                    15,000        15,000
     Chase Manhattan
       5.750%, 04/15/04                                     6,850         6,914
     Citicorp
       6.750%, 08/15/05                                     4,075         4,386
     Credit Suisse First Boston, MTN (B) (C)
       1.120%, 08/06/04                                     5,000         5,004
     FleetBoston Financial
       7.125%, 04/15/06                                       500           551
     GE Global Insurance (A)
       7.750%, 06/15/30                                     5,000         5,985

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     HSBC Americas
       6.625%, 03/01/09                                   $ 4,000      $  4,495
     John Hancock Financial Services
       5.625%, 12/01/08                                     5,000         5,396
     Mellon Bank
       7.000%, 03/15/06                                     4,945         5,458
     Mercantile Bancorp
       7.050%, 06/15/04                                     4,000         4,085
     Morgan Stanley
       6.750%, 04/15/11                                     5,500         6,260
     Pemex Project
       9.125%, 10/13/10                                     5,000         5,987
     Popular
       6.750%, 12/15/05                                     2,000         2,172
     U.S. Bancorp
       6.875%, 09/15/07                                     7,500         8,503
     Wells Fargo Capital I
       7.960%, 12/15/26                                     1,000         1,158
                                                                       --------
                                                                         81,906
                                                                       --------
     FOREIGN GOVERNMENTS - 1.6%
       Hydro Quebec, Ser IO
         8.050%, 07/07/24                                   1,125         1,464
       Korea Development Bank
         7.125%, 04/22/04                                   6,000         6,052
       Province of Saskatchewan
         9.375%, 12/15/20                                   1,000         1,459
                                                                        -------
                                                                          8,975
                                                                        -------
     HEALTH CARE - 1.0%
       HCA
         7.875%, 02/01/11                                   5,000         5,769
                                                                        -------
     INDUSTRIALS - 7.3%
      AMR
       10.000%, 04/15/21                                    1,500         1,207
     Continental Airlines, Ser 98-1B
       6.748%, 03/15/17                                     2,901         2,551
     General Electric
       5.000%, 02/01/13                                     5,000         5,120
     Lockheed Martin
       7.700%, 06/15/08                                     3,000         3,495
     McDonnell Douglas
       6.875%, 11/01/06                                     4,000         4,415
     Raytheon
       6.150%, 11/01/08                                     4,500         4,933
     Tyco International (D)
       8.200%, 10/15/08                                     9,000        10,226
     Waste Management
       7.000%, 10/15/06                                     7,800         8,583
                                                                        -------
                                                                         40,530
                                                                        -------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                            53

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     INFORMATION TECHNOLOGY - 1.0%
       International Business Machines
         6.500%, 01/15/28                                 $ 5,000       $ 5,537
                                                                        -------
     MATERIALS - 1.3%
       Georgia-Pacific
         9.875%, 11/01/21                                   5,250         5,408
       Potash
         7.125%, 06/15/07                                   1,500         1,674
                                                                        -------
                                                                          7,082
                                                                        -------
     REAL ESTATE INVESTMENT TRUST - 2.1%
       Boston Properties (E)
         5.000%, 06/01/15                                   5,500         5,366
       EOP Operating
         6.800%, 01/15/09                                   5,479         6,178
                                                                        -------
                                                                         11,544
                                                                        -------
     TELECOMMUNICATION - 3.6%
       Bell Atlantic of Maryland
         8.000%, 10/15/29                                   2,980         3,680
       Continental Cablevision
         9.500%, 08/01/13                                   4,500         5,175
       New England Telephone & Telegraph
         7.875%, 11/15/29                                   5,625         6,898
       TCI Communications
         6.875%, 02/15/06                                   4,000         4,335
                                                                        -------
                                                                         20,088
                                                                        -------
     UTILITIES - 7.3%
       Arkansas Electric Cooperative
         7.330%, 06/30/08                                   3,252         3,516
       Baltimore Gas & Electric, MTN, Ser G
         5.780%, 10/01/08                                   4,000         4,280
       Cleveland Electric, Ser B
         7.670%, 07/01/04                                   6,900         7,064
       Consolidated Edison of New York, Ser G
         7.000%, 03/01/29                                   1,250         1,347
       Kinder Morgan
         7.250%, 03/01/28                                   5,600         6,335
       Oklahoma Gas & Electric
         6.650%, 07/15/27                                   2,500         2,838
       Sierra Pacific Resources, Ser B
         6.200%, 04/15/04                                  10,250        10,301
       Virginia Electric & Power, Ser A
         4.750%, 03/01/13                                   5,000         4,973
                                                                        -------
                                                                         40,654
                                                                        -------
       TOTAL CORPORATE OBLIGATIONS
         (Cost $251,364)                                                269,422
                                                                        -------

--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 33.5%
--------------------------------------------------------------------------------
     FHLMC
       6.500%, 11/01/09                                   $ 3,446      $  3,670
       6.000%, 10/01/09                                     4,375         4,618
       6.000%, 06/01/13                                     4,303         4,535
       6.000%, 09/01/13                                     3,785         3,989
       6.000%, 09/01/17                                    10,226        10,760
       6.000%, 11/01/17                                     2,523         2,655
       5.500%, 03/01/17                                     2,208         2,294
       4.000%, 04/01/18                                     7,464         7,364
     FHLMC CMO REMIC, Ser 1531, Cl H
       6.000%, 04/15/08                                     4,203         4,344
     FHLMC CMO REMIC, Ser 1666, Cl J
       6.250%, 01/15/24                                     2,000         2,128
     FHLMC TBA
       4.000%, 03/15/19                                    15,000        14,709
     FNMA
       8.500%, 05/01/25                                        91            99
       8.000%, 08/01/24                                        13            14
       8.000%, 09/01/24                                         1             2
       8.000%, 07/01/26                                       111           121
       8.000%, 06/01/30                                       104           113
       7.500%, 12/01/26                                       879           943
       7.000%, 02/01/09                                     1,896         2,004
       7.000%, 12/01/10                                     4,164         4,467
       7.000%, 05/01/30                                       462           490
       6.500%, 12/01/07                                       342           360
       6.500%, 04/01/14                                     2,389         2,538
       6.500%, 03/01/24                                       191           201
       6.500%, 01/01/26                                       172          180
       6.500%, 05/01/26                                       187           197
       6.500%, 01/01/28                                       119           125
       6.500%, 02/01/28                                        54            57
       6.500%, 03/01/28                                       119           125
       6.500%, 04/01/28                                       540           567
       6.500%, 01/01/29                                     2,554         2,683
       6.500%, 06/01/29                                     2,964         3,112
       6.500%, 07/01/29                                     1,533         1,609
       6.500%, 08/01/29                                       713           748
       6.500%, 05/01/30                                     2,161         2,268
       6.000%, 05/01/09                                       161           170
       6.000%, 09/01/10                                       307           324
       6.000%, 05/01/11                                       296           312
       6.000%, 01/01/12                                       186           196
       6.000%, 03/01/13                                       459           484
       6.000%, 10/01/16                                     3,079         3,242
       6.000%, 11/01/17                                     7,966         8,387
       6.000%, 12/01/27                                       248           259
       6.000%, 07/01/28                                     1,430         1,487

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

54                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
   (CONTINUED)
--------------------------------------------------------------------------------
     FNMA-- (continued)
       6.000%, 08/01/28                                    $  266      $    277
       6.000%, 10/01/28                                       982         1,022
       6.000%, 12/01/28                                     6,275         6,527
       5.500%, 01/01/17                                     1,467         1,523
       5.500%, 02/01/17                                       995         1,034
       5.000%, 01/01/09                                     3,063         3,124
       5.000%, 11/01/17                                     8,163         8,359
       5.000%, 02/01/18                                     8,499         8,702
       4.500%, 04/01/18                                    39,619        39,866
     FNMA CMO REMIC, Ser 1993-140, Cl H
       6.500%, 03/25/13                                       941           975
     FNMA CMO REMIC, Ser 1996-54, Cl C
       6.000%, 09/25/08                                     3,483         3,571
     GNMA
       8.000%, 04/15/17                                        77            84
       8.000%, 05/15/17                                        32            35
       8.000%, 11/15/26                                     1,118         1,219
       8.000%, 12/15/26                                       262           286
       7.500%, 05/15/23                                       323           349
       7.500%, 01/15/24                                       240           259
       7.500%, 02/15/24                                       170           183
       7.500%, 09/15/25                                        58            62
       7.500%, 02/15/27                                        79            85
       7.500%, 06/15/27                                        59            64
       7.500%, 07/15/27                                       116           126
       7.500%, 08/15/27                                       143           154
       7.000%, 01/15/24                                        87            93
       7.000%, 04/15/24                                       200           215
       6.500%, 06/15/23                                       408           434
       6.500%, 12/15/23                                       272           289
       6.500%, 01/15/24                                        99           105
       6.500%, 02/15/24                                       229           243
       6.500%, 10/15/25                                       137           145
       6.500%, 04/15/26                                       268           284
       6.500%, 01/15/29                                     1,029         1,087
       6.500%, 05/15/29                                     3,156         3,335
       6.500%, 06/15/29                                       215           227
       6.500%, 11/15/29                                       173           183
       6.000%, 07/15/28                                       593           620
       6.000%, 08/15/28                                       393           412
       6.000%, 09/15/28                                     1,580         1,654
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $182,194)                                                  186,162
                                                                       --------

--------------------------------------------------------------------------------
Description                                      Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 11.7%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
       10.375%, 11/15/12                                  $ 3,000      $  3,817
       8.750%, 08/15/20                                     4,935         7,142
       8.125%, 08/15/19                                    12,500        17,088
       7.250%, 05/15/16                                    16,100        20,281
       7.125%, 02/15/23                                     4,000         5,060
     U.S. Treasury Inflation Index Note
       3.000%, 07/15/12                                    10,263        11,330
                                                                       --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $55,967)                                                    64,718
                                                                       --------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 5.3%
--------------------------------------------------------------------------------
     Bank One Issuance Trust,
       Ser 2002-A4, Cl A4
       2.940%, 06/16/08                                    15,000        15,242
     Citibank Credit Card Issuance Trust,
       Ser 2001-A8, Cl A8
       4.100%, 12/07/06                                     6,000         6,137
     MBNA Master Credit Card Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                     7,000         7,855
     Residential Funding Mortgage Securities,
       Ser 1992-S36, Cl A4
       6.750%, 11/25/07                                       459           459
                                                                       --------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $28,900)                                                    29,693
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.5%
--------------------------------------------------------------------------------
     FNMA
       6.375%, 06/15/09                                     8,000         9,075
     FNMA (A)
       7.125%, 02/15/05                                     9,650        10,218
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $17,411)                                                    19,293
                                                                       --------
--------------------------------------------------------------------------------
   COMMON STOCK - 0.0%
--------------------------------------------------------------------------------
   RETAIL - 0.0%
     Kmart Holding Corporation
       (Escrow Cusip)*                                 10,000,000            --
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $--)                                                            --
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                      Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 10.6%
--------------------------------------------------------------------------------
     Bank of America
       1.110%, dated 01/30/04, matures on
       02/02/04, repurchase price $23,117,102
       (collateralized by various mortgage
       obligations, par value $24,264,315,
       0.000%-5.500%, 02/25/19-02/25/34,
       total market value $24,270,712) (B)                $23,115      $ 23,115
     Deutsche Bank Securities
       0.990%, dated 01/31/04, matures on
       02/02/04, repurchase price $14,858,060
       (collateralized by various U.S.
       Treasury Bonds, par value
       $15,094,000, 2.000%, 05/15/06,
       total market value $15,154,675                      14,857        14,857
     Lehman Brothers
       1.143%, dated 01/30/04, matures on
       02/02/04, repurchase price $20,831,359
       (collateralized by various mortgage
       obligations, par value $910,698,809,
       0.000%-5.000%, 04/11/15-08/15/36,
       total market value $21,864,913) (B)                 20,829        20,829
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $58,801)                                                    58,801
                                                                       --------
   TOTAL INVESTMENTS - 113.1%
     (Cost $594,637)                                                    628,089
                                                                       --------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (11.5)%                (63,948)
     PAYABLE FOR INVESTMENT SECURITIES PURCHASED -- (5.9)%              (32,987)
     OTHER ASSETS AND LIABILITIES, NET -- 4.3%                           24,118
                                                                       --------
   TOTAL OTHER ASSETS AND LIABILITIES -- (13.1)%                        (72,817)
                                                                       --------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 44,373,581 outstanding shares
       of beneficial interest                                           471,824
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 4,835,592 outstanding shares
       of beneficial interest                                            51,696
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 1,052,033 outstanding shares
       of beneficial interest                                            11,277
     Paid-in-Capital of Class C Shares
       (unlimited authorized - no par value)
       based on 386 outstanding shares
       of beneficial interest                                                 4
     Undistributed net investment income                                    195
     Accumulated net realized loss on investments                       (13,176)
     Net unrealized appreciation on investments                          33,452
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $555,272
                                                                       ========


--------------------------------------------------------------------------------
Description                                                              Value
--------------------------------------------------------------------------------

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($490,895,871 / 44,373,581 SHARES)                                  $11.06
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($52,900,172 / 4,835,592 SHARES)                                    $10.94
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE -
     CLASS A SHARES ($10.94 / 96.75%)                                    $11.31
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (F)
     ($11,471,901 / 1,052,033 SHARES)                                    $10.90
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS C SHARES (F)
     ($4,206 / 386 SHARES)                                               $10.90
                                                                       ========
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2004 (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2004 WAS $62,437,426.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2004.
(D) COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2004.
(E) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITIED INVESTORS."
(F) CLASS B AND CLASS C HAVE A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
AMOUNT DESIGNATED AS "--" IS EITHER $0 OR HAS BEEN ROUNDED TO $0.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
TBA -- TO BE ANNOUNCED


        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

56                               1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]


STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 49.4%
--------------------------------------------------------------------------------
     U.S. Treasury Bills
       0.867%, 02/05/04                                  $ 16,262    $   16,260
       0.866%, 02/26/04                                    30,056        30,038
       0.843%, 03/25/04                                    51,556        51,493
       0.843%, 04/01/04                                    50,000        49,931
       0.899%, 04/08/04                                    15,071        15,046
       0.973%, 04/15/04                                   113,091       112,869
       0.944%, 04/22/04                                   119,715       119,465
       0.968%, 07/15/04                                   100,000        99,565
                                                                     ----------
     TOTAL U.S. TREASURY BILLS*
       (Cost $494,667)                                                  494,667
                                                                     ----------
--------------------------------------------------------------------------------
   U.S. TREASURY NOTES - 50.1%
--------------------------------------------------------------------------------
     U.S. Treasury Notes
       3.625%, 03/31/04                                   350,000       351,486
       3.375%, 04/30/04                                   150,000       150,895
                                                                     ----------
     TOTAL U.S. TREASURY NOTES
       (Cost $502,381)                                                  502,381
                                                                     ----------
   TOTAL INVESTMENTS - 99.5%
     (Cost $997,048)                                                    997,048
                                                                     ----------
   OTHER ASSETS AND LIABILITIES, NET - 0.5%                               4,714
                                                                     ----------


--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------
   NET ASSETS:
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 483,622,892 outstanding shares
       of beneficial interest                                        $  483,622
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 202,484,273 outstanding shares
       of beneficial interest                                           202,485
     Paid-in-Capital of Class S Shares
       (unlimited authorized - no par value)
       based on 315,732,295 outstanding shares
       of beneficial interest                                           315,732
     Undistributed net investment income                                    119
     Accumulated net realized loss on investments                          (196)
                                                                     ----------
   TOTAL NET ASSETS - 100.0%                                         $1,001,762
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($483,577,408 / 483,622,892 SHARES)                                  $1.00
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($202,477,621 / 202,484,273 SHARES)                                  $1.00
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($315,707,324 / 315,732,295 SHARES)                                  $1.00
                                                                     ==========
--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
  PURCHASE.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - DISCOUNTED * - 17.2%
--------------------------------------------------------------------------------
     FHLMC
       1.073%, 02/05/04                                  $ 33,497      $ 33,493
       1.077%, 02/12/04                                    19,950        19,943
       1.115%, 03/22/04                                    20,000        19,969
     FNMA
       1.066%, 07/21/04                                    30,000        29,849
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY
       OBLIGATIONS - DISCOUNTED *
       (Cost $103,254)                                                  103,254
                                                                       --------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.7%
--------------------------------------------------------------------------------
     FFCB (A)
       1.000%, 07/16/04                                    25,000        25,000
       0.980%, 08/24/04                                    25,000        24,996
     FHLB (A)
       0.990%, 09/27/04                                    25,000        24,995
       1.020%, 10/07/04                                    25,000        24,994
       0.995%, 10/12/04                                    20,000        19,995
     FHLB (B)
       1.250%, 03/11/04                                    20,000        19,998
       1.010%, 04/02/04                                    20,000        19,982
     FHLMC
       6.250%, 07/15/04                                     9,300         9,516
     FHLMC (B)
       1.520%, 04/28/04                                    15,000        15,000
     FNMA
       5.625%, 05/14/04                                    10,000        10,129
     FNMA (A)
       0.965%, 05/27/04                                    15,000        14,998
       1.000%, 10/07/04                                    20,000        19,996
       1.004%, 01/18/05                                    25,000        24,995
     FNMA (B)
       1.500%, 03/02/04                                    10,000        10,000
       1.180%, 04/02/04                                    34,100        34,104
     SLMA (A)
       1.127%, 04/01/04                                    35,000        35,000
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $333,698)                                                  333,698
                                                                       --------


--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 27.1%
     ABN Amro Bank, NY
       1.020%, dated 01/30/04, matures on
       02/02/04, repurchase price $135,011,475
       (collateralized by a U.S. Government
       Obligation, par value $133,952,000,
       4.875%, 11/15/13, total market value
       $137,700,796)                                     $135,000      $135,000
     Deutsche Bank Securities
       1.030%, dated 01/30/04, matures on
       02/02/04, repurchase price $27,587,038
       (collateralized by a U.S. Government
       Obligation, par value $27,255,000,
       3.000%, 08/15/05, total market value
       $28,140,787)                                        27,585        27,585
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $162,585)                                                  162,585
                                                                       --------
   TOTAL INVESTMENTS - 100.0%
     (Cost $599,537)                                                    599,537
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET - 0.0%                                  (8)
                                                                       --------


        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

58                               1.800.433.6884

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

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 505,810,734 outstanding shares
       of beneficial interest                                          $505,812
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 37,396,389 outstanding shares
       of beneficial interest                                            37,397
     Paid-in-Capital of Class B Shares
       (unlimited authorized - no par value)
       based on 2,064,417 outstanding shares
       of beneficial interest                                             2,065
     Paid-in-Capital of Class S Shares
       (unlimited authorized - no par value)
       based on 54,290,869 outstanding shares
       of beneficial interest                                            54,290
     Distributions in excess of net investment income                        (2)
     Accumulated net realized loss on investments                           (33)
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $599,529
                                                                       ========


--------------------------------------------------------------------------------
Description                                                               Value
--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($505,748,971 / 505,810,734 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($37,390,653 / 37,396,389 SHARES)                                    $1.00
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE - CLASS B SHARES (C)
     ($2,064,137 / 2,064,417 SHARES)                                      $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($54,325,213 / 54,290,869 SHARES)                                    $1.00
                                                                       ========
--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE CD YIELD TO MATURITY AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2004.
(B) CALLABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE ISSUER CAN CALL THE SECURITY.
(C) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - DOMESTIC - 9.2%
--------------------------------------------------------------------------------
     Comerica Bank (A)
       1.095%, 03/10/04                                  $ 35,000    $   35,000
     First Tennessee Bank
       1.050%, 03/08/04                                    50,000        50,000
     National Bank of Commerce, Tennessee (A)
       1.110%, 05/12/04                                    50,000        50,001
     Wilmington Trust Company
       1.130%, 02/06/04                                    35,000        35,000
       1.130%, 03/01/04                                    75,000        75,001
       1.140%, 03/22/04                                    50,000        50,001
                                                                     ----------
     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
       (Cost $295,003)                                                  295,003
                                                                     ----------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 4.5%
--------------------------------------------------------------------------------
     Credit Suisse First Boston (New York) (A)
       1.180%, 07/12/04                                    42,000        42,019
     Natexis Banques Populaires (New York) (A)
       1.075%, 05/03/04                                   100,000       100,000
                                                                     ----------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
       (Cost $142,019)                                                 142,019
                                                                     ----------
--------------------------------------------------------------------------------
   BANK NOTE - 0.4%
--------------------------------------------------------------------------------
     National City Bank (A)
       1.220%, 05/10/04                                    13,000        13,005
                                                                     ----------
     TOTAL BANK NOTE
       (Cost $13,005)                                                    13,005
                                                                     ----------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED * - 53.1%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - AUTOMOTIVE - 5.2%
     Giro Balanced Funding Corp. (B)
       1.041%, 02/17/04                                   125,087       125,029
       1.052%, 04/01/04                                    40,000        39,930
                                                                     ----------
                                                                        164,959
                                                                     ----------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 16.6%
     Bavaria TRR Corp. (B)
       1.061%, 02/17/04                                   160,000       159,925
     Bavaria Universal Funding Corp. (B)
       1.061%, 02/18/04                                    31,800        31,784
       1.061%, 02/20/04                                    36,750        36,729
       1.061%, 02/23/04                                    95,175        95,113
     Cedar Springs Capital Co. LLC (B)
       1.163%, 02/25/04                                    41,242        41,210
       1.153%, 03/08/04                                    20,000        19,977
       1.164%, 03/16/04                                    45,157        45,093
       1.093%, 04/05/04                                    36,300        36,230
       1.093%, 04/07/04                                    19,049        19,011
     Holdenby Capital Co. LLC (B)
       1.133%, 03/11/04                                    44,766        44,711
                                                                     ----------
                                                                        529,783
                                                                     ----------


--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - GOVERNMENT - 0.9%
     Bavaria GLB Corp. (B)
       1.051%, 02/27/04                                  $ 30,025    $   30,002
                                                                     ----------
   ASSET-BACKED SECURITY - TRADE RECEIVABLES - 18.1%
     Concord Minutemen Capital Co. LLC, Ser A (B)
       1.041%, 02/13/04                                    35,883        35,871
       1.063%, 04/08/04                                    50,134        50,035
     Crown Point Capital Co. LLC (B)
       1.154%, 02/03/04                                    50,000        49,997
       1.123%, 02/12/04                                    50,000        49,983
       1.123%, 03/10/04                                    70,000        69,917
     Legacy Capital LLC (B)
       1.112%, 02/05/04                                   100,000        99,988
       1.123%, 02/20/04                                    57,000        56,966
     Lexington Parker Capital Co. LLC (B)
       1.123%, 02/03/04                                    53,994        53,991
       1.123%, 02/17/04                                    25,000        24,987
       1.041%, 02/23/04                                    27,596        27,578
       1.063%, 04/21/04                                    57,784        57,648
                                                                     ----------
                                                                        576,961
                                                                     ----------
   BANKING - 11.0%
     Independence Funding LLC, Guarantee
       Bank of America (B)
       1.042%, 03/31/04                                    60,000        59,898
     Natexis Banques Popularies, U.S. Finance Co.
       1.113%, 02/06/04                                    70,000        69,989
     Nationwide Building Society
       1.103%, 02/17/04                                    75,000        74,963
     Steamboat Funding Corp., Guarantee
       National Westminister Bank PLC (B)
       1.041%, 02/19/04                                    50,000        49,974
     Ticonderoga Funding LLC, Guarantee
       Bank of America (B)
       1.041%, 02/25/04                                    96,124        96,058
                                                                     ----------
                                                                        350,882
                                                                     ----------
   OIL - INTEGRATED COMPANIES - 1.3%
     BP Trinidad & Tobago LLC (B) (E)
       1.073%, 04/28/04                                    40,000        39,897
                                                                     ----------
     TOTAL COMMERCIAL PAPER - DISCOUNTED *
       (Cost $1,692,484)                                              1,692,484
                                                                     ----------


        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

60                               1.800.433.6884

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

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMERCIAL PAPER - INTEREST BEARING - 7.2%
--------------------------------------------------------------------------------
     Goldman Sachs Group, Inc. (A) (B) (E)
       1.170%, 05/13/04                                  $ 80,000    $   80,000
       1.170%, 08/26/04                                    50,000        50,000
       1.180%, 01/11/05                                    50,000        50,000
     Morgan Stanley Dean Witter (A) (E)
       1.100%, 08/13/04                                    50,000        50,000
                                                                     ----------
     TOTAL COMMERCIAL PAPER - INTEREST BEARING
       (Cost $230,000)                                                  230,000
                                                                     ----------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 21.0%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 9.2%
     Liberty Lighthouse U.S. Capital Corp. (A) (B)
       1.210%, 05/04/04                                    30,000        30,009
       1.105%, 05/06/04                                    50,000        50,000
       1.180%, 07/15/04                                    40,000        40,016
     Sigma Finance, Inc. (A) (B)
       1.060%, 06/15/04                                    50,000        49,996
       1.067%, 10/25/04                                    75,000        74,989
       1.055%, 11/26/04                                    50,000        49,992
                                                                     ----------
                                                                        295,002
                                                                     ----------
   BANKING - 1.6%
     Nationwide Building Society (A) (B) (C)
       1.170%, 12/28/04                                    50,000        49,990
                                                                     ----------
   BROKERAGE - 2.7%
     Merrill Lynch & Co., Inc., Ser B (A)
       1.330%, 02/02/04                                    10,000        10,000
       1.420%, 03/08/04                                    15,000        15,005
       1.500%, 04/07/04                                    10,000        10,006
     Morgan Stanley & Co., Inc. (A) (C)
       1.110%, 02/25/05                                    50,000        50,000
                                                                     ----------
                                                                         85,011
                                                                     ----------
   FINANCIAL SERVICES - 2.5%
     American Express Credit Corp. (A) (C)
       1.120%, 02/18/05                                    30,000        30,000
     Associates Corp. of N.A. (A)
       1.270%, 06/15/04                                    50,000        50,000
                                                                     ----------
                                                                         80,000
                                                                     ----------
   INSURANCE - 1.6%
     Meridian Funding Co. LLC,
       Guarantee MBIA (A) (B) (C)
       1.200%, 02/25/05                                    50,000        50,000
                                                                     ----------


--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - (CONTINUED)
--------------------------------------------------------------------------------
   MULTIPLE INDUSTRY - 3.4%
     General Electric Capital Corp. (A)
       1.313%, 05/14/04                                  $ 25,000    $   25,013
     General Electric Capital Corp. (A) (C)
       1.190%, 02/08/05                                    60,000        60,000
       1.180%, 02/16/05                                    24,000        24,000
                                                                     ----------
                                                                        109,013
                                                                     ----------
     TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
       (Cost $669,016)                                                  669,016
                                                                     ----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.1%
--------------------------------------------------------------------------------
     FNMA (D)
       1.620%, 05/13/04                                    50,000        50,000
     SLMA (A)
       1.127%, 04/01/04                                    50,000        50,000
                                                                     ----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $100,000)                                                  100,000
                                                                     ----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.5%
--------------------------------------------------------------------------------
     Deutsche Bank Securities
       0.990%, dated 01/30/04, matures on
       02/02/04, repurchase price $47,302,762
       (collateralized by a U.S. Treasury Note,
       par value $48,052,000, 2.000%, 05/15/06,
       total market value $48,245,161)                     47,299        47,299
                                                                     ----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $47,299)                                                    47,299
                                                                     ----------
   TOTAL INVESTMENTS - 100.0%
     (Cost $3,188,826)                                                3,188,826
                                                                     ----------
   OTHER ASSETS AND LIABILITIES, NET - 0.0%                             (1,201)
                                                                     ----------


The accompanying notes are an integral part of the financial statements.


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STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in Capital of Fiduciary Shares
       (unlimited authorization - no par value)
       based on 1,841,467,483 oustanding shares
       of beneficial interest                                        $1,841,469
     Paid-in Capital of Class A Shares
       (unlimited authorization - no par value)
       based on 609,328,448 oustanding shares
       of beneficial interest                                           609,329
     Paid-in Capital of Class S Shares
       (unlimited authorization - no par value)
       based on 736,783,328 oustanding shares
       of beneficial interest                                           736,783
     Undistributed net investment income                                    182
     Accumulated net realized loss on investments                          (138)
                                                                     ----------
   TOTAL NET ASSETS - 100.0%                                         $3,187,625
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($1,840,884,911 / 1,841,467,483 SHARES)                              $1.00
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A
     ($609,266,018 / 609,328,448 SHARES)                                  $1.00
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S
     ($737,474,445 / 736,783,328 SHARES)                                  $1.00
                                                                     ==========
--------------------------------------------------------------------------------
* RATE SHOWN REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2004.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) CALLABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE ISSUER CAN CALL THE SECURITY.
(E) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2004 WAS $269,896,567.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
PLC -- PUBLIC LIABILITY COMPANY
SER -- SERIES
SLMA -- STUDENT LOAN MARKETING ASSOCIATION


        The accompanying notes are an integral part of the financial statements.


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STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 100.1%
--------------------------------------------------------------------------------
     California State, Community College
       Financing Authority,
       Ser A, TRAN, FSA Insured
       2.000%, 06/30/04                                   $14,000      $ 14,059
     California State, Department of Water
       & Power, Ser B-2, RB (A) (B) (C)
       0.980%, 05/01/22                                    15,300        15,300
     California State, Department of Water
       & Power, Ser B-3, RB (A) (B) (C)
       1.020%, 05/01/22                                     7,100         7,100
     California State, Department of Water
       & Power, Ser B-5, RB (A) (B) (C)
       0.950%, 05/01/22                                     1,200         1,200
     California State, Department of Water
       & Power, Ser C-12, RB (A) (B) (C)
       0.950%, 05/01/22                                     8,600         8,600
     California State, Department of Water
       & Power, Ser C-15, RB (A) (B) (C)
       0.900%, 05/01/22                                     8,200         8,200
     California State, Department of Water
       & Power, Ser C-3, RB,
       AMBAC Insured (A) (B) (C)
       0.950%, 05/01/22                                     4,700         4,700
     California State, Department of Water
       & Power, Ser C-7, RB,
       FSA Insured (A) (B) (C)
       0.940%, 05/01/22                                    15,000        15,000
     California State, Department of Water
       & Power, Ser C-9, RB (A) (B) (C)
       0.920%, 05/01/22                                     8,000         8,000
     California State, Educational Facilities
       Authority, California Institute of
       Technology, RB (A) (B)
       0.920%, 01/01/24                                    19,000        19,000
     California State, Educational Facilities
       Authority, Carnegie Institute of
       Washington, Ser B, RB, TECP
       0.990%, 02/13/04                                     5,000         5,000
     California State, Educational Facilities
       Authority, Carnegie Institution of
       Washington, Ser B, RB, TECP
       1.100%, 02/13/04                                       500           500
     California State, Educational Facilities
       Authority, Foundation for Educational
       Achievement, Ser A, RB (A) (B) (C)
       0.900%, 07/01/26                                     1,350         1,350


--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Educational Facilities
       Authority, Stanford University,
       Ser L-3, RB (A) (B) (E)
       0.900%, 10/01/15                                   $ 4,400      $  4,400
     California State, Infrastructure
       & Economic Development Bank,
       JP Getty Trust, Ser A, RB (A) (B)
       1.003%, 04/01/33                                     3,000         3,000
     California State, Infrastructure
       & Economic Development Bank,
       JP Getty Trust, Ser C, RB (A) (B)
       1.000%, 04/01/33                                     1,500         1,500
     California State, Pollution Control
       Financing Authority, Browning Project,
       RB, AMT (A) (B) (C)
       0.920%, 09/01/17                                    10,000        10,000
     California State, Pollution Control
       Financing Authority, Chevron USA Project,
       Ser B, RB (A) (B)
       1.100%, 06/15/05                                     4,235         4,235
     California State, Pollution Control
       Financing Authority, Solid Waste Disposal,
       Ser A, RB, AMT (A) (B) (C)
       0.950%, 11/01/38                                     2,500         2,500
     California State, Pollution Control
       Financing Authority, Wadham Energy
       Project, Ser B, RB, AMT (A) (B) (C)
       0.950%, 11/01/17                                     6,550         6,550
     California State, Pollution Control
       Financing Authority, Wadham Energy
       Project, Ser C, RB, AMT (A) (B) (C)
       0.950%, 11/01/17                                    11,430        11,430
     California State, Revenue Anticipation Notes,
       Sub-Ser A-1, GO, TRAN (C)
       2.000%, 06/23/04                                     5,000         5,018
     California State, Revenue Anticipation Notes,
       Sub-Ser A-3, GO, TRAN (C)
       2.000%, 06/23/04                                     7,500         7,527
     California State, Revenue Anticipation Notes,
       Sub-Ser A-5, GO, TRAN (C)
       2.000%, 06/23/04                                     4,000         4,014
     California State, School Cash Reserve
       Authority, Ser A, TRAN, AMBAC Insured
       2.000%, 07/06/04                                     4,000         4,019
     California State, Ser A-2, GO (A) (B) (C)
       1.000%, 05/01/33                                     9,200         9,200
     California State, Ser C-1, GO (A) (B) (C)
       0.950%, 05/01/33                                     2,100         2,100


The accompanying notes are an integral part of the financial statements.


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STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California Statewide, Communities
       Development Authority, Chevron USA
       Project, RB (A) (B)
       0.950%, 05/15/24                                    $  900      $    900
     California Statewide, Communities
       Development Authority, Chevron USA
       Project, RB, AMT (A) (B)
       0.990%, 12/15/24                                     7,300         7,300
     California Statewide, Communities
       Development Authority,
       Ser A-1, TRAN, FSA Insured
       2.000%, 06/30/04                                    14,250        14,312
     Chino Hills, Financing Authority,
       Ser A, RB, FSA Insured
       2.000%, 09/01/04                                     2,065         2,076
     Contra Costa, Transportation Authority,
       Ser A, RB, FGIC Insured
       6.000%, 03/01/04                                     1,000         1,004
       6.000%, 03/01/04                                       755           758
     Desert Sands, Unified School District,
       COP, MBIA Insured
       3.500%, 03/01/04                                     1,000         1,002
       3.000%, 03/01/04                                       500           501
     East Bay, Municipal Water System, TECP (C)
       1.040%, 02/13/04                                     9,000         9,000
     East Side, Unified School District, Ser D, GO,
       FGIC Insured, Prerefunded @100 (D)
       5.750%, 09/01/04                                     1,200         1,245
     Fresno, Unified School District, COP,
       MBIA Insured
       2.000%, 05/01/04                                       345           346
     Irvine, Improvement Bond Act of 1915,
       Special Assessment District
       No. 87-8 (A) (B) (C)
       1.000%, 09/02/24                                     1,900         1,900
     Los Angeles County, Department of Housing
       Authority, Rowland Heights Apartments,
       Ser A, RB, AMT (A) (B) (C)
       1.000%, 08/01/30                                     4,590         4,590
     Los Angeles County, Multi-Family Housing
       Authority, Malibu Meadows II,
       Ser C, RB, FNMA Collateralized (A) (B) (C)
       0.930%, 04/15/28                                     8,150         8,150
     Los Angeles County, Ser A, TRAN
       2.000%, 06/30/04                                     8,000         8,036
     Los Angeles, Community Redevelopment
       Agency, Baldwin Hills Public Park,
       COP (A) (B) (C)
       0.940%, 12/01/14                                    15,300        15,300


--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Department of Airports,
       Ser C1, RB (A) (B) (C)
       1.150%, 05/15/20                                   $ 6,000      $  6,000
     Los Angeles, Department of Airports,
       Ser C2, RB (A) (B) (C)
       1.150%, 05/15/20                                     6,000         6,000
     Los Angeles, Department of Water
       & Power, Sub-Ser B-3, RB (A) (B) (C)
       0.900%, 07/01/35                                     1,000         1,000
     Los Angeles, Department of Water
       & Power, Sub-Ser B-3, RB (A) (B) (C)
       0.970%, 07/01/34                                     1,600         1,600
     Los Angeles, TRAN
       1.990%, 06/30/04                                     3,100         3,113
     Los Angeles, Waste Water Authority,
       Sub-Ser A, RB, FGIC Insured (A)
       1.150%, 12/01/31                                     5,000         5,000
     Los Angeles, Waste Water Authority,
       Sub-Ser B, RB, FGIC Insured (A)
       1.150%, 12/01/31                                     5,000         5,000
     Metropolitan, Water District of Southern
       California, Ser A, GO
       2.000%, 03/01/04                                     1,400         1,401
     Metropolitan, Water District of Southern
       California, Ser B, RB (A) (B) (C)
       0.930%, 07/01/27                                     6,600         6,600
     Metropolitan, Water District of Southern
       California, Ser C-2, RB (A) (B) (C)
       0.900%, 07/01/30                                     3,000         3,000
     Oakland, JT Powers Financing Authority,
       Ser A-2, RB, FSA Insured (A) (B) (C)
       0.950%, 08/01/21                                     3,000         3,000
     Ontario, Multi-Family Housing Authority,
       Residential Park Centre Project,
       Ser A, RB (A) (B) (C)
       0.950%, 08/01/07                                    19,100        19,100
     Orange County, Apartment Development
       Revenue Authority, Ser B, RB (A) (B) (C)
       0.900%, 11/01/09                                     4,490         4,490
     Orange County, Local Transportation
       Authority, Ser A, RB
       4.000%, 02/15/04                                     2,940         2,943
     Oxnard, Multi-Family Housing Authority,
       Seawind Apartments Projects,
       Ser A, RB, AMT (A) (B) (C)
       1.000%, 12/01/20                                     3,075         3,075


        The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

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STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                             Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Redondo Beach, Multi-Family Housing
       Authority, McCandless Senior
       Housing Project, Ser A, RB (A) (B) (C)
       1.050%, 12/01/25                                   $ 7,760      $  7,760
     Riverside County, Public Facilities Authority,
       Ser A, COP (A) (B) (C)
       0.930%, 12/01/15                                    19,300        19,300
     Riverside County, Public Facilities Authority,
       Ser D, COP (A) (B) (C)
       0.930%, 12/01/15                                     5,500         5,500
     Riverside-San Bernardino, Pass-Thru
       Obligations, Ser A, RB (A) (B) (C)
       1.000%, 07/01/06                                     5,600         5,600
     Sacramento County, Sanitation District
       Financing Authority, Ser C, RB (A) (B) (C)
       0.900%, 12/01/30                                     1,900         1,900
     Sacramento, City Financing Authority,
       Ser G, RB, AMBAC Insured (A) (B) (C) (E)
       0.970%, 05/01/16                                     5,700         5,700
     San Bernardino County, Medical Center
       Financing Project, COP,
       MBIA Insured (A) (B) (C)
       0.940%, 08/01/26                                    10,330        10,330
     San Diego, Unified School District,
       Ser A, TRAN
       2.000%, 06/30/04                                    12,000        12,054
     San Francisco City & County,
       Redevelopment Authority, Carter
       Terrace Apartments, Ser B, RB (A) (B) (C)
       1.030%, 03/01/36                                     7,000         7,000
     San Francisco City & County, Redevelopment
       Authority, Derek Silva Community Project,
       Ser D, RB, AMT (A) (B) (C)
       1.030%, 12/01/19                                     5,000         5,000
     San Francisco City & County, Redevelopment
       Authority, Fillmore Housing Center Project,
       Ser A-1, RB, FNMA Collateralized (A) (B) (C)
       0.940%, 12/01/17                                    11,900        11,900
     San Francisco City & County, Redevelopment
       Authority, Folsom-Dore Apartment Project,
       RB, AMT (A) (B) (C)
       1.020%, 12/01/34                                     3,000         3,000
     San Francisco City & County, Redevelopment
       Authority, Leland Polk Senior Community,
       Ser A, RB (A) (B) (C)
       1.030%, 12/01/19                                     3,000         3,000


--------------------------------------------------------------------------------
Description                                      Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Jose, Multi-Family Housing Authority,
       Almaden Family Apartments Project,
       Ser D, RB, AMT, FNMA Insured (A) (B) (C)
       0.970%, 01/15/37                                   $ 7,500      $  7,500
     San Juan, Unified School District, GO,
       MBIA Insured
       3.940%, 08/01/04                                     3,575         3,628
     San Mateo, Unified School District,
       Election of 2000, Ser A, TRAN,
       FGIC Insured (A)
       4.000%, 09/01/04                                     1,500         1,526
     Santa Ana, Community Redevelopment
       Agency, South Main Street,
       Ser B, TA, FGIC Insured
       2.500%, 09/01/04                                     1,000         1,008
     Santa Barbara County, Ser A, TRAN
       2.000%, 07/23/04                                     1,500         1,508
     Simi Valley, Multi-Family Housing Authority,
       Ser A, RB (A) (B) (C)
       0.930%, 07/01/23                                     3,845         3,845
     South Placer, Waste Water Authority,
       Ser B, RB, FGIC Insured (A) (B) (C)
       0.920%, 11/01/35                                    11,500        11,500
     University of California, Regents, TECP
       0.870%, 02/05/04                                     5,000         5,000
       0.900%, 02/06/04                                    13,000        13,000
     Vacaville, Unified School District,
       Election of 2001, GO, FSA Insured
       3.940%, 08/01/04                                       550           558
     Vallejo, Capital Improvement Project,
       COP (A) (B) (C)
       1.010%, 09/01/40                                    17,500        17,500
                                                                       --------
     TOTAL MUNICIPAL BONDS
       (Cost $495,861)                                                  495,861
                                                                       --------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
     BlackRock Provident California
       Tax Free Money Market                              226,329           226
     Goldman Sachs California
       Tax Free Money Market                              117,434           117
                                                                       --------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $343)                                                          343
                                                                       --------
   TOTAL INVESTMENTS - 100.1%
     (Cost $496,204)                                                    496,204
                                                                       --------
   OTHER ASSETS AND LIABILITIES, NET - (0.1)%                              (727)
                                                                       --------


The accompanying notes are an integral part of the financial statements.


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STATEMENT OF NET ASSETS
JANUARY 31, 2004 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorized - no par value)
       based on 218,405,280 outstanding shares
       of beneficial interest                                          $218,406
     Paid-in-Capital of Class A Shares
       (unlimited authorized - no par value)
       based on 241,023,659 outstanding shares
       of beneficial interest                                           241,024
     Paid-in-Capital of Class S Shares
       (unlimited authorized - no par value)
       based on 36,062,264 outstanding shares
       of beneficial interest                                            36,063
     Distributions in excess of net investment income                        (2)
     Accumulated net realized loss on investments                           (14)
                                                                       --------
   TOTAL NET ASSETS - 100.0%                                           $495,477
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES
     ($218,387,651 / 218,405,280 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES
     ($241,021,499 / 241,023,659 SHARES)                                  $1.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES
     ($36,067,491 / 36,062,264 SHARES)                                    $1.00
                                                                       ========
--------------------------------------------------------------------------------
(A) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2004.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(E) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE


        The accompanying notes are an integral part of the financial statements.


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[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

                                                                     LARGE CAP                VALUE             LARGE CAP
                                                                      GROWTH                MOMENTUM              VALUE
                                                                       FUND                   FUND                FUND
                                                                     ---------              --------            ---------
Dividend Income ..................................................   $   744+               $ 4,566+             $ 1,017+
Interest Income ..................................................        67                    118                   35
Less: Foreign Taxes withheld, net of reclaims ....................        (2)                    (5)                  (4)
                                                                     -------                -------              -------
           Total Investment Income ...............................       809                  4,679                1,048
                                                                     -------                -------              -------
Expenses:
   Investment Adviser Fee ........................................       622                  1,234                  330
   Shareholder Servicing Fees Fiduciary Shares ...................       217                    466                   94
   Shareholder Servicing Fees Class A Shares .....................        26                     36                   39
   Shareholder Servicing Fees Class B Shares .....................        14                     11                    3
   Administrative Fee ............................................       207                    411                  110
   Custodian Fees ................................................        10                     21                    5
   Transfer Agent Fees ...........................................        73                     70                   52
   Registration Fees .............................................        26                     18                    2
   Distribution Fees Class A Shares ..............................        26                     36                   39
   Distribution Fees Class B Shares ..............................        42                     33                   10
   Distribution Fees Class C Shares ..............................         7                      5                    2
   Printing Fees .................................................         9                     15                    9
   Professional Fees .............................................         5                     10                    8
   Trustees Fees .................................................         3                      6                    1
   Insurance Fees ................................................         2                      3                    1
   Miscellaneous Fees ............................................        (3)                   (16)                 (16)
                                                                     -------                -------              -------
           Total Expenses ........................................     1,286                  2,359                  689
                                                                     -------                -------              -------
   Less: Waivers and Reduction of Expenses
           Administrative Fees ...................................       (24)                   (48)                 (13)
           Shareholder Servicing Fees ............................      (146)                  (301)                 (80)
           Reduction of Expenses (1) .............................       (66)                   (58)                 (49)
                                                                     -------                -------              -------
   Total Waivers and Reduction of Expenses .......................      (236)                  (407)                (142)
                                                                     -------                -------              -------
Total Net Expenses ...............................................     1,050                  1,952                  547
                                                                     -------                -------              -------
Net Investment Income (Loss) .....................................      (241)                 2,727                  501
                                                                     -------                -------              -------
Net Realized Gain (Loss) on Investments ..........................      (362)                24,961                7,509
Net Realized Loss on Option Contracts ............................        --                    (47)                  --
Net Realized Loss on Foreign Currency Transactions ...............        --                     --                   --
Change in Unrealized Appreciation on Investments
  and Option Contracts ...........................................    22,874                 31,697               10,471
Change in Unrealized Depreciation on Foreign Currency ............        --                     --                   --
                                                                     -------                -------              -------
Net Realized and Unrealized Gain on Investments ..................    22,512                 56,611               17,980
                                                                     -------                -------              -------
Increase in Net Assets Resulting from Operations .................   $22,271                $59,338              $18,481
                                                                     =======                =======              =======


                                                                       CORE                     SMALL CAP      SMALL CAP
                                                                      EQUITY       BALANCED      GROWTH          VALUE
                                                                       FUND          FUND         FUND           FUND
                                                                     --------      --------     ---------      ---------
Dividend Income ..................................................   $   833+      $   610+      $    9         $ 1,124+
Interest Income ..................................................        33           943            7              46
Less: Foreign Taxes withheld, net of reclaims ....................        --            --           --              (1)
                                                                     -------       -------       ------         -------
           Total Investment Income ...............................       866         1,553           16           1,169
                                                                     -------       -------       ------         -------
Expenses:
   Investment Adviser Fee ........................................       385           404          143             689
   Shareholder Servicing Fees Fiduciary Shares ...................       152           153           23             113
   Shareholder Servicing Fees Class A Shares .....................         5             9            6              36
   Shareholder Servicing Fees Class B Shares .....................         4             6           --              17
   Administrative Fee ............................................       128           135           25             138
   Custodian Fees ................................................         6             7            1               7
   Transfer Agent Fees ...........................................        35            49            7              66
   Registration Fees .............................................         3             4           --               2
   Distribution Fees Class A Shares ..............................         5             9            6              36
   Distribution Fees Class B Shares ..............................        13            17            1              51
   Distribution Fees Class C Shares ..............................        --             1            4              23
   Printing Fees .................................................         6             6            1               2
   Professional Fees .............................................         3             2            1               2
   Trustees Fees .................................................         2             2           --               2
   Insurance Fees ................................................         1             1           --               1
   Miscellaneous Fees ............................................        (6)            7            1             (71)
                                                                     -------       -------       ------         -------
           Total Expenses ........................................       742           812          219           1,114
                                                                     -------       -------       ------         -------
   Less: Waivers and Reduction of Expenses
           Administrative Fees ...................................       (15)          (16)          (3)            (16)
           Shareholder Servicing Fees ............................       (94)          (98)         (18)            (90)
           Reduction of Expenses (1) .............................       (31)          (43)          (6)            (62)
                                                                     -------       -------       ------         -------
   Total Waivers and Reduction of Expenses .......................      (140)         (157)         (27)           (168)
                                                                     -------       -------       ------         -------
Total Net Expenses ...............................................       602           655          192             946
                                                                     -------       -------       ------         -------
Net Investment Income (Loss) .....................................       264           898         (176)            223
                                                                     -------       -------       ------         -------
Net Realized Gain (Loss) on Investments ..........................     1,600         6,826        1,365           5,182
Net Realized Loss on Option Contracts ............................        --            --           --              --
Net Realized Loss on Foreign Currency Transactions ...............        --            --           --              (2)
Change in Unrealized Appreciation on Investments
  and Option Contracts ...........................................    14,517         5,692        2,708          23,363
Change in Unrealized Depreciation on Foreign Currency ............        --            --           --              (1)
                                                                     -------       -------       ------         -------
Net Realized and Unrealized Gain on Investments ..................    16,117        12,518        4,073          28,542
                                                                     -------       -------       ------         -------
Increase in Net Assets Resulting from Operations .................   $16,381       $13,416       $3,897         $28,765
                                                                     =======       =======       ======         =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 +  INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).
(1) SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.



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68 & 69                      1.800.433.6884                WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

                                                    CALIFORNIA         NATIONAL                                         100%
                                                   INTERMEDIATE      INTERMEDIATE                                   U.S. TREASURY
                                                     TAX-FREE          TAX-FREE                 BOND                MONEY MARKET
                                                     BOND FUND         BOND FUND                FUND                    FUND
                                                   ------------      ------------             ---------            --------------
Interest Income ..................................    $4,868            $2,317                 $14,687+                $4,844
                                                      ------            ------                 -------                 ------
           Total Investment Income ...............     4,868             2,317                  14,687                  4,844
                                                      ------            ------                 -------                 ------
Expenses:
   Investment Adviser Fee ........................       585               270                   1,423                  1,527
   Administrative Fee ............................       234               108                     569                  1,018
   Shareholder Servicing Fees Fiduciary Shares ...       174               131                     627                    593
   Shareholder Servicing Fees Class A Shares .....       106                 4                      69                    240
   Shareholder Servicing Fees Class B Shares .....        12                --                      15                     --
   Custodian Fees ................................        12                 5                      29                     51
   Distribution Fees Class A Shares ..............       106                 4                      69                    240
   Distribution Fees Class B Shares ..............        36                --                      46                     --
   Distribution Fees Class C Shares ..............        --                --                      --                     --
   Distribution Fees Class S Shares ..............        --                --                      --                    967
   Transfer Agent Fees ...........................        46                22                      85                     60
   Printing Fees .................................        12                 5                      29                     51
   Professional Fees .............................         6                 2                      13                     19
   Registration Fees .............................         6                 2                      18                     30
   Trustees Fees .................................         3                 1                       8                     17
   Insurance Fees ................................         2                 1                       5                      9
   Miscellaneous Fees ............................        25                 6                     (35)                   (69)
                                                      ------            ------                 -------                 ------
           Total Expenses ........................     1,365               561                   2,970                  4,753
                                                      ------            ------                 -------                 ------
   Less: Waivers and Reduction of Expenses
           Administrative Fees ...................       (27)              (13)                    (66)                  (118)
           Investment Adviser Fees ...............      (281)             (239)                     (3)                    --
           Shareholder Servicing Fees ............      (281)             (135)                   (641)                  (833)
           Distribution Fees .....................        --                --                      --                   (270)
           Reduction of Expenses (1) .............       (37)              (20)                    (67)                   (21)
                                                      ------            ------                 -------                 ------
   Total: Waivers and Reduction of Expenses ......      (626)             (407)                   (777)                (1,242)
                                                      ------            ------                 -------                 ------
Total Net Expenses ...............................       739               154                   2,193                  3,511
                                                      ------            ------                 -------                 ------
Net Investment Income ............................     4,129             2,163                  12,494                  1,333
                                                      ------            ------                 -------                 ------
Net Realized Gain on Investments .................     1,116               291                   2,076                     25
Change in Unrealized Appreciation on Investments .     4,346               714                  11,933                     --
                                                      ------            ------                 -------                 ------
Net Realized and Unrealized Gain on Investments ..     5,462             1,005                  14,009                     25
                                                      ------            ------                 -------                 ------
Increase in Net Assets Resulting from Operations .    $9,591            $3,168                 $26,503                 $1,358
                                                      ======            ======                 =======                 ======

                                                                                                               CALIFORNIA
                                                        U.S. GOVERNMENT            DIVERSIFIED                  TAX-FREE
                                                          MONEY MARKET             MONEY MARKET               MONEY MARKET
                                                              FUND                     FUND                      FUND
                                                         ---------------           ------------              ------------
Interest Income                                              $3,160                  $20,293                     $2,628
                                                             ------                  -------                     ------
           Total Investment Income ................           3,160                   20,293                      2,628
                                                             ------                  -------                     ------
Expenses:
   Investment Adviser Fee .........................             868                    5,369                        815
   Administrative Fee                                           579                    3,579                        543
   Shareholder Servicing Fees Fiduciary Shares ....             604                    2,499                        306
   Shareholder Servicing Fees Class A Shares ......              45                      778                        315
   Shareholder Servicing Fees Class B Shares ......               3                       --                         --
   Custodian Fees .................................              29                      179                         27
   Distribution Fees Class A Shares ...............              45                      778                        315
   Distribution Fees Class B Shares ...............               8                       --                         --
   Distribution Fees Class C Shares ...............              --                       --                         --
   Distribution Fees Class S Shares ...............             157                    2,634                        129
   Transfer Agent Fees ............................              65                      139                         40
   Printing Fees ..................................              28                      168                         25
   Professional Fees ..............................              22                       86                         13
   Registration Fees ..............................              15                       96                         15
   Trustees Fees ..................................               9                       53                          8
   Insurance Fees .................................               5                       30                          5
   Miscellaneous Fees .............................              10                     (139)                         6
                                                             ------                  -------                     ------
           Total Expenses                                     2,492                   16,249                      2,562
                                                             ------                  -------                     ------
   Less: Waivers and Reduction of Expenses
           Administrative Fees ....................             (67)                    (417)                       (63)
           Investment Adviser Fees ................              (6)                      --                       (272)
           Shareholder Servicing Fees .............            (649)                  (3,277)                      (621)
           Distribution Fees ......................             (15)                      (8)                       (17)
           Reduction of Expenses (1) ..............             (31)                     (21)                       (21)
                                                             ------                  -------                     ------
   Total: Waivers and Reduction of Expenses .......            (768)                  (3,723)                      (994)
                                                             ------                  -------                     ------
Total Net Expenses ................................           1,724                   12,526                      1,568
                                                             ------                  -------                     ------
Net Investment Income .............................           1,436                    7,767                      1,060
                                                             ------                  -------                     ------
Net Realized Gain on Investments ..................               1                        7                         --
Change in Unrealized Appreciation on Investments ..              --                       --                         --
                                                             ------                  -------                     ------
Net Realized and Unrealized Gain on Investments ...               1                        7                         --
                                                             ------                  -------                     ------
Increase in Net Assets Resulting from Operations ..          $1,437                  $ 7,774                     $1,060
                                                             ======                  =======                     ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 +  INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6).
(1) SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

70 & 71                      1.800.433.6884                WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED) AND FOR THE YEAR OR PERIOD ENDED JULY 31, 2003

                                                        LARGE CAP GROWTH          VALUE MOMENTUM               LARGE CAP VALUE
                                                              FUND                     FUND                         FUND
                                                      -----------------------   -----------------------    -----------------------
                                                       08/01/03    08/01/02      08/01/03    08/01/02       08/01/03    08/01/02
                                                      TO 01/31/04 TO 07/31/03   TO 01/31/04 TO 07/31/03    TO 01/31/04 TO 07/31/03
                                                      -----------------------   -----------------------    -----------------------
Investment Activities:
  Net Investment Income (Loss) .......................  $ (241))  $    (51)      $  2,727    $  5,120      $    501    $  1,177
  Net Realized Gain (Loss) on Investments ............    (362)    (13,179)        24,961      11,172         7,509     (16,984)
  Net Realized Gain (Loss) on Option Contracts .......      --          --            (47)        229            --          --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions ............................      --          --             --          --            --          --
  Change in Unrealized Appreciation on Investments
    and Option Contracts .............................  22,874      31,791         31,697      17,554        10,471      21,859
  Change in Unrealized Depreciation on
    Foreign Currency .................................      --          --             --          --            --          --
                                                      --------    --------       --------    --------      --------    --------
Net Increase in Net Assets Resulting From Operations .  22,271      18,561         59,338      34,075        18,481       6,052
                                                      --------    --------       --------    --------      --------    --------
Dividends, Distributions and Return of Capital
    to Shareholders:
  Net Investment Income:
    Fiduciary Shares .................................      --          --         (2,550)     (4,612)         (393)       (818)
    Class A Shares ...................................      --          --           (164)       (289)         (124)       (281)
    Class B Shares ...................................      --          --            (25)        (42)           (3)        (10)
    Class C Shares ...................................      --          --             (3)         (4)           (1)         --
  Capital Gains:
    Fiduciary Shares .................................      --          --        (17,256)    (15,792)           --          --
    Class A Shares ...................................      --          --         (1,354)     (1,196)           --          --
    Class B Shares ...................................      --          --           (409)       (367)           --          --
    Class C Shares ...................................      --          --            (42)        (35)           --          --
  Return of Capital:
    Fiduciary Shares .................................      --        (115)            --          --            --          --
    Class A Shares ...................................      --          (1)            --          --            --          --
                                                      --------    --------       --------    --------      --------    --------
      Total Dividends, Distributions and Return
         of Capital ..................................      --        (116)       (21,803)    (22,337)         (521)     (1,109)
                                                      --------    --------       --------    --------      --------    --------
Change in Net Assets .................................  22,271      18,445         37,535      11,738        17,960       4,943
                                                      --------    --------       --------    --------      --------    --------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ......................  20,341      34,564         37,463      75,086        12,847      21,379
    Reinvestment of Dividends, Distributions and
      Return of Capital ..............................      --          77         18,243      18,010           221         414
    Cost of Shares Redeemed .......................... (25,630)    (45,818)       (45,019)   (108,824)       (8,459)    (38,196)
                                                      --------    --------       --------    --------      --------    --------
      Total Fiduciary Share Transactions .............  (5,289)    (11,177)        10,687     (15,728)        4,609     (16,403)
                                                      --------    --------       --------    --------      --------    --------
  Class A Shares:
    Proceeds from Shares Issued ......................   3,939      42,275          2,942      19,767         1,221         625
    Reinvestment of Dividends, Distributions and
      Return of Capital ..............................      --          --          1,341       1,301           120         274
    Cost of Shares Redeemed ..........................  (2,715)    (37,370)        (2,478)    (21,121)       (2,247)     (5,196)
                                                      --------    --------       --------    --------      --------    --------
      Total Class A Share Transactions ...............   1,224       4,905          1,805         (53)         (906)     (4,297)
                                                      --------    --------       --------    --------      --------    --------
  Class B Shares:
    Proceeds from Shares Issued ......................   1,034       1,699            807         768           752         176
    Reinvestment of Dividends and Distributions ......      --          --            421         396             3           9
    Cost of Shares Redeemed ..........................    (868)     (2,371)          (593)     (1,630)         (106)       (434)
                                                      --------    --------       --------    --------      --------    --------
      Total Class B Share Transactions ...............     166        (672)           635        (466)          649        (249)
                                                      --------    --------       --------    --------      --------    --------
  Class C Shares (3):
    Proceeds from Shares Issued ......................     411         552            117          93           694         163
    Reinvestment of Dividends and Distributions ......      --          --             32          26             1          --
    Cost of Shares Redeemed ..........................    (209)       (168)          (128)       (207)          (13)        (47)
                                                      --------    --------       --------    --------      --------    --------
      Total Class C Share Transactions ...............     202         384             21         (88)          682         116
                                                      --------    --------       --------    --------      --------    --------
Net Increase (Decrease) in Net Assets From
      Share Transactions .............................  (3,697)     (6,560)        13,148     (16,335)        5,034     (20,833)
                                                      --------    --------       --------    --------      --------    --------
      Total Increase (Decrease) in Net Assets ........  18,574      11,885         50,683      (4,597)       22,994     (15,890)
                                                      --------    --------       --------    --------      --------    --------
Net Assets:
  Beginning of Period ................................ 191,820     179,935        386,274     390,871        96,572     112,462
                                                      --------    --------       --------    --------      --------    --------
  End of Period ......................................$210,394    $191,820       $436,957    $386,274      $119,566    $ 96,572
                                                      --------    --------       --------    --------      --------    --------
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income/Accumulated Net Investment Loss) ............$   (241)  $      --       $    215    $    230      $     45        $ 65
                                                      ========    ========       ========    ========      ========    ========


                                                            CORE EQUITY                 BALANCED                 SMALL CAP GROWTH
                                                               FUND                       FUND                        FUND
                                                      ----------------------    ------------------------    ------------------------
                                                       08/01/03     08/01/02     08/01/03     08/01/02       08/01/03   04/28/03(2)
                                                      O 01/31/04 TO 07/31/03    TO 01/31/04  TO 07/31/03    TO 01/31/04  TO 07/31/03
                                                      ----------------------    ------------------------    ------------------------
Investment Activities:
  Net Investment Income (Loss) .......................$    264     $  1,007     $    898      $  3,705        $  (176)   $   (23)
  Net Realized Gain (Loss) on Investments ............   1,600      (21,591)       6,826         1,657*         1,365        150
  Net Realized Gain (Loss) on Option Contracts .......      --           --           --            --             --         --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions ............................      --           --             --          --             --         --
  Change in Unrealized Appreciation on Investments
    and Option Contracts .............................  14,517       30,469        5,692         2,474          2,708        767
  Change in Unrealized Depreciation on
    Foreign Currency .................................      --           --           --            --             --         --
                                                      --------     --------     --------      --------        -------    -------
Net Increase in Net Assets Resulting From Operations .  16,381        9,885       13,416         7,836          3,897        894
                                                      --------     --------     --------      --------        -------    -------
Dividends, Distributions and Return of Capital
    to Shareholders:
  Net Investment Income:
    Fiduciary Shares .................................    (294)        (971)        (823)       (3,392)            --         --
    Class A Shares ...................................      (6)         (14)         (41)         (142)            --         --
    Class B Shares ...................................      (1)          (6)         (11)          (55)            --         --
    Class C Shares ...................................      --           --           (1)           (2)            --         --
  Capital Gains:
    Fiduciary Shares .................................      --           --           --            --           (343)        --
    Class A Shares ...................................      --           --           --            --            (80)        --
    Class B Shares ...................................      --           --           --            --             (5)        --
    Class C Shares ...................................      --           --           --            --            (13)        --
  Return of Capital:
    Fiduciary Shares .................................      --           --           --            --             --         --
    Class A Shares ...................................      --           --           --            --             --         --
                                                      --------     --------     --------      --------        -------    -------
      Total Dividends, Distributions and Return
         of Capital ..................................    (301)        (991)        (876)       (3,591)          (441)        --
                                                      --------     --------     --------      --------        -------    -------
Change in Net Assets .................................  16,080        8,894       12,540         4,245          3,456        894
                                                      --------     --------     --------      --------        -------    -------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ......................  10,630       32,049       14,152        33,318         19,575      6,931
    Reinvestment of Dividends, Distributions and
      Return of Capital ..............................      86          336          800         3,300            319         --
    Cost of Shares Redeemed .......................... (13,212)     (40,563)     (19,228)     (105,475)*       (1,963)      (394)
                                                      --------     --------     --------      --------        -------    -------
      Total Fiduciary Share Transactions .............  (2,496)      (8,178)      (4,276)      (68,857)        17,931      6,537
                                                      --------     --------     --------      --------        -------    -------
  Class A Shares:
    Proceeds from Shares Issued ......................     843        2,177          721         1,951          1,489      3,911
    Reinvestment of Dividends, Distributions and
      Return of Capital ..............................       5           13           40           136             75         --
    Cost of Shares Redeemed ..........................    (760)      (1,007)        (968)       (2,380)          (563)        --
                                                      --------     --------     --------      --------        -------    -------
      Total Class A Share Transactions ...............      88        1,183         (207)         (293)         1,001      3,911
                                                      --------     --------     --------      --------        -------    -------
  Class B Shares:
    Proceeds from Shares Issued ......................     278          602          362           719            408         88
    Reinvestment of Dividends and Distributions ......       1            6           11            53              5         --
    Cost of Shares Redeemed ..........................    (147)        (420)        (206)       (1,013)           (14)        --
                                                      --------     --------     --------      --------        -------    -------
      Total Class B Share Transactions ...............     132          188          167          (241)           399         88
                                                      --------     --------     --------      --------        -------    -------
  Class C Shares (3):
    Proceeds from Shares Issued ......................     152           --          155            54            373        451
    Reinvestment of Dividends and Distributions ......      --           --            1             2             12         --
    Cost of Shares Redeemed ..........................      (1)          --          (11)          (76)            --         --
                                                      --------     --------     --------      --------        -------    -------
      Total Class C Share Transactions ...............     151           --          145           (20)           385        451
                                                      --------     --------     --------      --------        -------    -------
Net Increase (Decrease) in Net Assets From
      Share Transactions .............................  (2,125)      (6,807)      (4,171)      (69,411)        19,716     10,987
                                                      --------     --------     --------      --------        -------    -------
      Total Increase (Decrease) in Net Assets ........  13,955        2,087       8,369       (65,166)        23,172     11,881
                                                      --------     --------     --------      --------        -------    -------
Net Assets:
  Beginning of Period ................................ 121,371      119,284      126,719       191,885         11,881         --
                                                      --------     --------     --------      --------        -------    -------
  End of Period ......................................$135,326     $121,371     $135,088      $126,719        $35,053    $11,881
                                                      --------     --------     --------      --------        -------    -------
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income/Accumulated Net Investment Loss) ............$    (14)    $     23     $     38      $     16        $  (176)   $    --
                                                      ========     ========     ========      ========        =======    =======

                                                               SMALL CAP VALUE
                                                                    FUND
                                                          ------------------------
                                                           08/01/03     08/01/02
                                                          TO 01/31/04  TO 07/31/03
                                                          ------------------------
Investment Activities:
  Net Investment Income (Loss) .......................     $    223    $    468
  Net Realized Gain (Loss) on Investments ............        5,182        (411)
  Net Realized Gain (Loss) on Option Contracts .......           --          --
  Net Realized Gain (Loss) on Foreign
    Currency Transactions ............................           (2)          2
  Change in Unrealized Appreciation on Investments
    and Option Contracts .............................       23,363      18,692
  Change in Unrealized Depreciation on
    Foreign Currency .................................           (1)        (1)
                                                           --------    --------
Net Increase in Net Assets Resulting From Operations .       28,765      18,750
                                                           --------    --------
Dividends, Distributions and Return of Capital
    to Shareholders:
  Net Investment Income:
    Fiduciary Shares .................................         (448)       (128)
    Class A Shares ...................................         (118)        (16)
    Class B Shares ...................................          (23)         --
    Class C Shares ...................................          (10)         --
  Capital Gains:
    Fiduciary Shares .................................       (1,235)         --
    Class A Shares ...................................         (403)         --
    Class B Shares ...................................         (194)         --
    Class C Shares ...................................          (71)         --
  Return of Capital:
    Fiduciary Shares .................................           --          --
    Class A Shares ...................................           --          --
                                                           --------    --------
      Total Dividends, Distributions and Return
         of Capital ..................................       (2,502)       (144)
                                                           --------    --------
Change in Net Assets .................................       26,263      18,606
                                                           --------    --------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from Shares Issued ......................       15,787      34,941
    Reinvestment of Dividends, Distributions and
      Return of Capital ..............................        1,367          64
    Cost of Shares Redeemed ..........................      (10,022)    (32,062)
                                                           --------    --------
      Total Fiduciary Share Transactions .............        7,132       2,943
                                                           --------    --------
  Class A Shares:
    Proceeds from Shares Issued ......................       10,689      13,644
    Reinvestment of Dividends, Distributions and
      Return of Capital ..............................          423          14
    Cost of Shares Redeemed ..........................       (5,369)     (9,411)
                                                           --------    --------
      Total Class A Share Transactions ...............        5,743       4,247
                                                           --------    --------
  Class B Shares:
    Proceeds from Shares Issued ......................        2,298       2,600
    Reinvestment of Dividends and Distributions ......          197          --
    Cost of Shares Redeemed ..........................         (702)     (1,993)
                                                           --------    --------
      Total Class B Share Transactions ...............        1,793         607
                                                           --------    --------
  Class C Shares (3):
    Proceeds from Shares Issued ......................        1,891       1,449
    Reinvestment of Dividends and Distributions ......           77          --
    Cost of Shares Redeemed ..........................         (321)       (515)
                                                           --------    --------
      Total Class C Share Transactions ...............        1,647         934
                                                           --------    --------
Net Increase (Decrease) in Net Assets From
      Share Transactions .............................       16,315       8,731
                                                           --------    --------
      Total Increase (Decrease) in Net Assets ........       42,578      27,337
                                                           --------    --------
Net Assets:
  Beginning of Period ................................      117,498      90,161
                                                           --------    --------
  End of Period ......................................     $160,076    $117,498
                                                           --------    --------
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income/Accumulated Net Investment Loss) ............     $    (52)   $    324
                                                           ========    ========

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
      * INCLUDES REALIZED GAINS OR REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
    (1) FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
    (2) COMMENCED OPERATIONS ON APRIL 28, 2003.
    (3) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CORE EQUITY FUND.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

72 & 73                      1.800.433.6884                WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED) AND FOR THE YEAR OR PERIOD ENDED JULY 31, 2003

                                                         CALIFORNIA INTERMEDIATE   NATIONAL INTERMEDIATE
                                                              TAX-FREE BOND            TAX-FREE BOND                 BOND
                                                                  FUND                     FUND                      FUND
                                                         -----------------------  ------------------------  -----------------------
                                                          08/01/03    08/01/02     08/01/03   10/18/02 (2)    08/01/03   08/01/02
                                                         TO 01/31/04 TO 07/31/03  TO 01/31/04 TO 07/31/03   TO 01/31/04 TO 07/31/03
                                                         -----------------------  ------------------------  -----------------------
Investment Activities:
  Net Investment Income .................................  $ 4,129     $ 8,515      $ 2,163    $ 2,266       $  12,494  $  29,295
  Net Realized Gain (Loss) on Investments ...............    1,116         123          291         10           2,076     (7,684)
  Change in Unrealized Appreciation (Depreciation)
     on Investments .....................................    4,346      (3,441)         714        113          11,933     13,167
                                                          --------    --------     --------    -------       ---------  ---------
Net Increase in Net Assets Resulting From Operations ....    9,591       5,197        3,168      2,389          26,503     34,778
                                                          --------    --------     --------    -------       ---------  ---------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ....................................   (2,554)     (4,794)      (2,024)    (2,168)        (11,279)   (26,249)
    Class A Shares ......................................   (1,454)     (3,472)         (49)       (42)         (1,189)    (2,904)
    Class B Shares ......................................     (128)       (245)          --         --            (217)      (453)
    Class C Shares ......................................       --          --           --         --              --         --
    Class S Shares ......................................       --          --           --         --              --         --
  Capital Gains:
    Fiduciary Shares ....................................     (252)       (144)         (10)        --              --         --
    Class A Shares ......................................     (153)       (116)          --         --              --         --
    Class B Shares ......................................      (17)        (10)          --         --              --         --
    Class C Shares ......................................       --          --           --         --              --         --
                                                          --------    --------     --------    -------       ---------  ---------
      Total Dividends and Distributions .................   (4,558)     (8,781)      (2,083)    (2,210)        (12,685)   (29,606)
                                                          --------    --------     --------    -------       ---------  ---------
Change in Net Assets                                         5,033      (3,584)       1,085        179          13,818      5,172
                                                          --------    --------     --------    -------       ---------  ---------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from the conversion of the:
      UBOC Municipal Bond Fund (3) ......................       --          --       47,618         --              --         --
      UBOC Intermediate Municipal Bond Fund (3) .........       --          --           --     70,645              --         --
    Proceeds from Shares Issued .........................   15,831      45,164        2,717     10,708          41,478    204,243
    Reinvestment of Dividends and Distributions .........      668         600           10         --           5,696     13,035
    Cost of Shares Redeemed .............................  (22,615)    (28,410)     (14,064)    (8,854)        (74,212)  (201,385)
                                                          --------    --------     --------    -------       ---------  ---------
      Total Fiduciary Share Transactions ................   (6,116)     17,354       36,281     72,499         (27,038)    15,893
                                                          --------    --------     --------    -------       ---------  ---------
  Class A Shares:
    Proceeds from Shares Issued .........................    4,449      57,949          966      2,885           5,393     24,728
    Reinvestment of Dividends and Distributions .........    1,191       2,900           30         25             774      1,815
    Cost of Shares Redeemed .............................  (21,643)    (66,946)        (791)      (196)        (11,142)   (23,271)
                                                          --------    --------     --------    -------       ---------  ---------
      Total Class A Share Transactions ..................  (16,003)     (6,097)         205      2,714          (4,975)     3,272
                                                          --------    --------     --------    -------       ---------  ---------
  Class B Shares:
    Proceeds from Shares Issued .........................      464       3,468           --         --             703      4,909
    Reinvestment of Dividends and Distributions .........      108         183           --         --             157        332
    Cost of Shares Redeemed .............................   (1,441)     (1,276)          --         --          (1,838)    (1,303)
                                                          --------    --------     --------    -------       ---------  ---------
      Total Class B Share Transactions ..................     (869)      2,375           --         --            (978)     3,938
                                                          --------    --------     --------    -------       ---------  ---------
  Class C Shares (4):
    Proceeds from Shares Issued .........................       50          --           --         --               4         --
    Reinvestment of Dividends ...........................       --          --           --         --              --         --
    Cost of Shares Redeemed .............................       --          --           --         --              --         --
                                                          --------    --------     --------    -------       ---------  ---------
      Total Class C Share Transactions ..................       50          --           --         --               4         --
                                                          --------    --------     --------    -------       ---------  ---------
  Class S Shares:
    Proceeds from Shares Issued .........................       --          --           --         --              --         --
    Reinvestment of Dividends ...........................       --          --           --         --              --         --
    Cost of Shares Redeemed .............................       --          --           --         --              --         --
                                                          --------    --------     --------    -------       ---------  ---------
      Total Class S Share Transactions ..................       --          --           --         --              --         --
                                                          --------    --------     --------    -------       ---------  ---------
Net Increase (Decrease) in Net Assets
      From Share Transactions ...........................  (22,938)     13,632       36,486     75,213         (32,987)    23,103
                                                          --------    --------     --------    -------       ---------  ---------
      Total Increase (Decrease) in Net Assets ...........  (17,905)     10,048       37,571     75,392         (19,169)    28,275
                                                          --------    --------     --------    -------       ---------  ---------
Net Assets:
  Beginning of Period ...................................  240,335     230,287       75,392         --         574,441    546,166
                                                          --------    --------     --------    -------       ---------  ---------
  End of Period ......................................... $222,430    $240,335     $112,963    $75,392       $ 555,272  $ 574,441
                                                          --------    --------     --------    -------       ---------  ---------
Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income) .................. $    225    $    232     $    146    $    56       $     195  $     386
                                                          ========    ========     ========    =======       =========  =========

                                                           100% U.S. TREASURY          U.S. GOVERNMENT             DIVERSIFIED
                                                              MONEY MARKET              MONEY MARKET              MONEY MARKET
                                                                 FUND                       FUND                      FUND
                                                          -----------------------  -----------------------  -----------------------
                                                            08/01/03   08/01/02     08/01/03     08/01/02     08/01/03   08/01/02
                                                          TO 01/31/04 TO 07/31/03  TO 01/31/04 TO 07/31/03  TO 01/31/04 TO 07/31/03
                                                          -----------------------  -----------------------  -----------------------
Investment Activities:
  Net Investment Income .................................$    1,333   $    7,685    $  1,436  $     4,950   $     7,767 $    31,415
  Net Realized Gain (Loss) on Investments ...............        25          (25)          1            6            7          (6)
  Change in Unrealized Appreciation (Depreciation)
     on Investments .....................................        --           --          --           --           --          --
                                                         ----------   ----------   ---------  -----------   ----------- -----------
Net Increase in Net Assets Resulting From Operations ....     1,358        7,660       1,437        4,956         7,774      31,409
                                                         ----------   ----------   ---------  -----------   ----------- -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ....................................    (1,123)      (4,230)     (1,365)      (4,330)       (6,210)    (20,395)
    Class A Shares ......................................      (216)      (1,387)        (57)        (272)       (1,156)     (5,158)
    Class B Shares ......................................        --           --          (1)          (3)           --          --
    Class C Shares ......................................        --           --          --          --             --          --
    Class S Shares ......................................      (139)      (2,118)        (14)        (347)         (352)     (5,862)
  Capital Gains:
    Fiduciary Shares ....................................        --           --          --           --            --          --
    Class A Shares ......................................        --           --          --           --            --          --
    Class B Shares ......................................        --           --          --           --            --          --
    Class C Shares ......................................        --           --          --           --            --          --
                                                         ----------   ----------   ---------  -----------   ----------- -----------
      Total Dividends and Distributions .................    (1,478)      (7,735)     (1,437)      (4,952)       (7,718)    (31,415)
                                                         ----------   ----------   ---------  -----------   ----------- -----------
Change in Net Assets                                           (120)         (75)         --            4            56          (6)
                                                         ----------   ----------   ---------  -----------   ----------- -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from the conversion of the:
      UBOC Municipal Bond Fund (3) ......................        --           --          --           --            --          --
      UBOC Intermediate Municipal Bond Fund (3) .........        --           --          --           --            --          --
    Proceeds from Shares Issued .........................   999,569    3,126,319   1,579,447    2,964,455     2,588,085   4,148,527
    Reinvestment of Dividends and Distributions .........        52          190          27           94         1,277       4,461
    Cost of Shares Redeemed .............................(1,044,451)  (3,083,299)  1,644,723)  (2,968,568)   (2,628,512) (4,408,399)
                                                         ----------   ----------   ---------  -----------   ----------- -----------
      Total Fiduciary Share Transactions ................   (44,830)      43,210     (65,249)      (4,019)      (39,150)   (255,411)
                                                         ----------   ----------   ---------  -----------   ----------- -----------
  Class A Shares:
    Proceeds from Shares Issued .........................   277,344      236,962      25,507       58,024       236,336     510,589
    Reinvestment of Dividends and Distributions .........       216        1,387          57          271         1,146       5,095
    Cost of Shares Redeemed .............................  (261,951)    (277,900)    (22,686)     (67,483)     (262,669)   (606,223)
                                                         ----------   ----------   ---------  -----------   ----------- -----------
      Total Class A Share Transactions ..................    15,609      (39,551)      2,878       (9,188)      (25,187)    (90,539)
                                                         ----------   ----------   ---------  -----------   ----------- -----------
  Class B Shares:
    Proceeds from Shares Issued .........................        --           --         292        1,249            --          --
    Reinvestment of Dividends and Distributions .........        --           --           1            3            --          --
    Cost of Shares Redeemed .............................        --           --        (484)      (1,016)           --          --
                                                         ----------   ----------   ---------  -----------   ----------- -----------
      Total Class B Share Transactions ..................        --           --        (191)         236            --          --
                                                         ----------   ----------   ---------  -----------   ----------- -----------
  Class C Shares (4):
    Proceeds from Shares Issued .........................        --           --          --           --            --          --
    Reinvestment of Dividends ...........................        --           --          --           --            --          --
    Cost of Shares Redeemed .............................        --           --          --           --            --          --
                                                         ----------   ----------   ---------  -----------   ----------- -----------
      Total Class C Share Transactions ..................        --           --          --           --            --          --
                                                         ----------   ----------   ---------  -----------   ----------- -----------
  Class S Shares:
    Proceeds from Shares Issued .........................   611,535    1,557,644     182,498      429,911     1,234,875   2,559,827
    Reinvestment of Dividends ...........................       138        2,118          14          347           352       5,862
    Cost of Shares Redeemed .............................  (679,460)  (1,815,382)   (189,427)    (470,212)   (1,483,330) (2,917,699)
                                                         ----------   ----------   ---------  -----------   ----------- -----------
      Total Class S Share Transactions ..................   (67,787)    (255,620)     (6,915)     (39,954)     (248,103)   (352,010)
                                                         ----------   ----------   ---------  -----------   ----------- -----------
Net Increase (Decrease) in Net Assets
      From Share Transactions ...........................   (97,008)    (251,961)    (69,477)     (52,925)     (312,440)   (697,960)
                                                         ----------   ----------   ---------  -----------   ----------- -----------
      Total Increase (Decrease) in Net Assets ...........   (97,128)    (252,036)    (69,477)     (52,921)     (312,384)   (697,966)
                                                         ----------   ----------   ---------  -----------   ----------- -----------
Net Assets:
  Beginning of Period                                     1,098,890    1,350,926     669,006      721,927     3,500,009   4,197,975
                                                         ----------   ----------   ---------  -----------   ----------- -----------
  End of Period .........................................$1,001,762   $1,098,890   $ 599,529  $   669,006   $ 3,187,625 $ 3,500,009
                                                         ----------   ----------   ---------  -----------   ----------- -----------
Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income) ..................$      119   $      264   $      (2) $        (1)  $       182 $       133
                                                         ==========   ==========   =========  ===========   =========== ===========

                                                           CALIFORNIA TAX-FREE
                                                               MONEY MARKET
                                                                  FUND
                                                         -----------------------
                                                             08/01/03  08/01/02
                                                         TO 01/31/04 TO 07/31/03
                                                         -----------------------
Investment Activities:
  Net Investment Income ................................. $   1,060   $   3,976
  Net Realized Gain (Loss) on Investments ...............        --          17
  Change in Unrealized Appreciation (Depreciation)
     on Investments .....................................        --          --
                                                          ---------   ---------
Net Increase in Net Assets Resulting From Operations ....     1,060       3,993
                                                          ---------   ---------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ....................................      (669)     (2,413)
    Class A Shares ......................................      (375)     (1,405)
    Class B Shares ......................................        --          --
    Class C Shares ......................................        --          --
    Class S Shares ......................................       (16)       (160)
  Capital Gains:
    Fiduciary Shares ....................................        --          --
    Class A Shares ......................................        --          --
    Class B Shares ......................................        --          --
    Class C Shares ......................................        --          --
                                                          ---------   ---------
      Total Dividends and Distributions .................    (1,060)     (3,978)
                                                          ---------   ---------
Change in Net Assets                                             --          15
                                                          ---------   ---------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds from the conversion of the:
      UBOC Municipal Bond Fund (3) ......................        --          --
      UBOC Intermediate Municipal Bond Fund (3) .........        --          --
    Proceeds from Shares Issued .........................   147,169     438,617
    Reinvestment of Dividends and Distributions .........        --          --
    Cost of Shares Redeemed .............................  (182,148)   (460,787)
                                                          ---------   ---------
      Total Fiduciary Share Transactions ................   (34,979)    (22,170)
                                                          ---------   ---------
  Class A Shares:
    Proceeds from Shares Issued .........................   168,709     320,347
    Reinvestment of Dividends and Distributions .........       375       1,404
    Cost of Shares Redeemed .............................  (199,152)   (295,361)
                                                          ---------   ---------
      Total Class A Share Transactions ..................   (30,068)     26,390
                                                          ---------   ---------
  Class B Shares:
    Proceeds from Shares Issued .........................        --          --
    Reinvestment of Dividends and Distributions .........        --          --
    Cost of Shares Redeemed .............................        --          --
                                                          ---------   ---------
      Total Class B Share Transactions ..................        --          --
                                                          ---------   ---------
  Class C Shares (4):
    Proceeds from Shares Issued .........................        --          --
    Reinvestment of Dividends ...........................        --          --
    Cost of Shares Redeemed .............................        --          --
                                                          ---------   ---------
      Total Class C Share Transactions ..................        --          --
                                                          ---------   ---------
  Class S Shares:
    Proceeds from Shares Issued .........................   116,489     226,054
    Reinvestment of Dividends ...........................        17         161
    Cost of Shares Redeemed .............................  (124,308)   (247,707)
                                                          ---------   ---------
      Total Class S Share Transactions ..................    (7,802)    (21,492)
                                                          ---------   ---------
Net Increase (Decrease) in Net Assets
      From Share Transactions ...........................   (72,849)    (17,272)
                                                          ---------   ---------
      Total Increase (Decrease) in Net Assets ...........   (72,849)    (17,257)
                                                          ---------   ---------
Net Assets:
  Beginning of Period ...................................   568,326     585,583
                                                          ---------   ---------
  End of Period ......................................... $ 495,477   $ 568,326
                                                          ---------   ---------
Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income) .................. $      (2)  $      (2)
                                                          =========   =========

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
    (1) FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.
    (2) COMMENCED OPERATIONS ON OCTOBER 18, 2002.
    (3) SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS.
    (4) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CALIFORNIA INTERMEDIATE TAX-FREE BOND, THE NATIONAL INTERMEDIATE TAX-FREE BOND, AND THE BOND FUNDS.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

74 & 75                      1.800.433.6884                WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                               DIVIDENDS AND
                     INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                     ---------------------                  -------------------
            NET
           ASSET                  NET REALIZED                                     TOTAL
           VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
         BEGINNING  INVESTMENT   GAIN (LOSS) ON   FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
         OF PERIOD INCOME (LOSS)  INVESTMENTS   OPERATIONS   INCOME     GAINS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2004*+  $ 7.25     $(0.006)       $ 0.836     $ 0.830    $    --    $    --     $    --
  2003+     6.53       0.003          0.722       0.725     (0.005)++      --      (0.005)
  2002+     8.68      (0.004)        (2.146)     (2.150)        --         --          --
  2001     18.62      (0.061)        (7.684)     (7.745)        --     (2.195)     (2.195)
  2000     18.39          --          2.030       2.030         --     (1.800)     (1.800)
  1999     16.92      (0.018)         2.759       2.741         --     (1.271)     (1.271)

  CLASS A SHARES
  2004*+  $ 7.15     $(0.015)       $ 0.825     $ 0.810    $    --    $    --     $    --
  2003+     6.47      (0.014)         0.694       0.680         --++       --          --
  2002+     8.61      (0.022)        (2.118)     (2.140)        --         --          --
  2001     18.53      (0.093)        (7.632)     (7.725)        --     (2.195)     (2.195)
  2000     18.35          --          1.980       1.980         --     (1.800)     (1.800)
  1999     16.93      (0.055)         2.746       2.691         --     (1.271)     (1.271)

  CLASS B SHARES
  2004*+  $ 6.86     $(0.038)       $ 0.788     $ 0.750    $    --    $    --     $    --
  2003+     6.24      (0.053)         0.673       0.620         --         --          --
  2002+     8.36      (0.069)        (2.051)     (2.120)        --         --          --
  2001     18.19      (0.168)        (7.467)     (7.635)        --     (2.195)     (2.195)
  2000     18.15          --          1.840       1.840         --     (1.800)     (1.800)
  1999     16.85      (0.103)         2.674       2.571         --     (1.271)     (1.271)

  CLASS C SHARES
  2004*+  $ 6.87     $(0.039)       $ 0.789     $ 0.750    $    --    $    --     $    --
  2003+     6.24      (0.055)         0.685       0.630         --         --          --
  2002+     8.37      (0.069)        (2.061)     (2.130)        --         --          --
  2001     18.19      (0.160)        (7.465)     (7.625)        --     (2.195)     (2.195)
  2000(1)  19.43          --          0.560       0.560         --     (1.800)     (1.800)

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2004*+  $20.72     $ 0.149        $ 3.003     $ 3.152    $(0.150)   $(1.032)    $(1.182)
  2003+    20.05       0.273          1.583       1.856     (0.264)    (0.922)     (1.186)
  2002+    27.00       0.254         (5.404)     (5.150)    (0.247)    (1.553)     (1.800)
  2001     29.10       0.245         (0.411)     (0.166)    (0.252)    (1.682)     (1.934)
  2000     29.56       0.256          1.002       1.258     (0.255)    (1.463)     (1.718)
  1999     27.31       0.315          3.117       3.432     (0.318)    (0.866)     (1.184)

  CLASS A SHARES
  2004*+  $20.71     $ 0.122        $ 3.004     $ 3.126    $(0.124)   $(1.032)    $(1.156)
  2003+    20.04       0.225          1.584       1.809     (0.217)    (0.922)     (1.139)
  2002+    26.99       0.195         (5.401)     (5.206)    (0.191)    (1.553)     (1.744)
  2001     29.09       0.160         (0.394)     (0.234)    (0.184)    (1.682)     (1.866)
  2000     29.55       0.196          0.993       1.189     (0.186)    (1.463)     (1.649)
  1999     27.31       0.245          3.119       3.364     (0.255)    (0.866)     (1.121)

  CLASS B SHARES
  2004*+  $20.54     $ 0.050        $ 2.975     $ 3.025    $(0.063)   $(1.032)    $(1.095)
  2003+    19.90       0.101          1.565       1.666     (0.104)    (0.922)     (1.026)
  2002+    26.81       0.038         (5.341)     (5.303)    (0.054)    (1.553)     (1.607)
  2001     28.95      (0.013)        (0.411)     (0.424)    (0.034)    (1.682)     (1.716)
  2000     29.46       0.032          0.950       0.982     (0.029)    (1.463)     (1.492)
  1999     27.28       0.024          3.113       3.137     (0.088)    (0.866)     (0.954)

  CLASS C SHARES
  2004*+  $20.51      $0.051        $ 2.965     $ 3.016    $(0.064)   $(1.032)    $(1.096)
  2003+    19.87       0.102          1.563       1.665     (0.103)    (0.922)     (1.025)
  2002+    26.80       0.037         (5.359)     (5.322)    (0.055)    (1.553)     (1.608)
  2001     28.94      (0.093)        (0.329)     (0.422)    (0.036)    (1.682)     (1.718)
  2000(1)  29.50       0.128          0.819       0.947     (0.044)    (1.463)     (1.507)

                                                            RATIO
                                                         OF EXPENSES
                                                          TO AVERAGE    RATIO OF
             NET                   NET                    NET ASSETS       NET
            ASSET                ASSETS,       RATIO      EXCLUDING    INVESTMENT
            VALUE,                 END      OF EXPENSES  FEE WAIVERS INCOME (LOSS)  PORTFOLIO
             END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION  TO AVERAGE    TURNOVER
          OF PERIOD   RETURN***   (000)     NET ASSETS   OF EXPENSES   NET ASSETS      RATE
----------------------------------------------------------------------------------------------
---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2004*+    $ 8.08      11.45%    $174,608      0.93%       1.17%        (0.15)%        36%
  2003+       7.25      11.11      161,181      0.94        1.12          0.05          57
  2002+       6.53     (24.77)     156,663      0.93        1.10         (0.05)        105
  2001        8.68     (45.71)     279,625      0.92        1.11         (0.46)         26
  2000       18.62      11.13      722,376      0.92        1.09         (0.32)         67
  1999       18.39      17.24      738,548      0.90        1.09         (0.14)         52

  CLASS A SHARES
  2004*+    $ 7.96      11.33%    $ 22,325      1.19%       1.42%        (0.41)%        36%
  2003+       7.15      10.51       18,858      1.20        1.37         (0.22)         57
  2002+       6.47     (24.85)      12,214      1.18        1.35         (0.28)        105
  2001        8.61     (45.83)      24,223      1.17        1.36         (0.71)         26
  2000       18.53      10.87       54,199      1.17        1.34         (0.60)         67
  1999       18.35      16.92       24,579      1.14        1.34         (0.38)         52

  CLASS B SHARES
  2004*+    $ 7.61      10.93%    $ 11,894      1.84%       1.92%        (1.06)%        36%
  2003+       6.86       9.94       10,558      1.85        1.87         (0.85)         57
  2002+       6.24     (25.36)      10,322      1.83        1.86         (0.94)        105
  2001        8.36     (46.23)      14,450      1.82        1.86         (1.35)         26
  2000       18.19      10.18       24,407      1.82        1.84         (1.26)         67
  1999       18.15      16.26       11,111      1.79        1.84         (1.04)         52

  CLASS C SHARES
  2004*+    $ 7.62      10.92%    $  1,567      1.84%       1.92%        (1.06)%        36%
  2003+       6.87      10.10        1,223      1.85        1.87         (0.87)         57
  2002+       6.24     (25.45)         736      1.83        1.86         (0.94)        105
  2001        8.37     (46.17)         817      1.82        1.86         (1.35)         26
  2000(1)    18.19       2.92          817      1.82**      1.84**       (1.46)**       67

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2004*+    $22.69      15.56%    $394,863      0.91%       1.11%         1.37%         11%
  2003+      20.72      10.00      350,151      0.94        1.11          1.44           6
  2002+      20.05     (20.06)     355,004      0.93        1.10          1.06          12
  2001       27.00      (0.55)     482,337      0.92        1.10          0.85           3
  2000       29.10       4.47      619,618      0.90        1.09          0.88           3
  1999       29.56      13.08      843,316      0.81        1.09          1.15           9

  CLASS A SHARES
  2004*+    $22.68      15.43%    $ 31,659      1.16%       1.36%         1.12%         11%
  2003+      20.71       9.74       27,208      1.19        1.36          1.18           6
  2002+      20.04     (20.25)      26,595      1.18        1.35          0.81          12
  2001       26.99      (0.80)      42,466      1.17        1.35          0.59           3
  2000       29.09       4.23       40,930      1.15        1.34          0.62           3
  1999       29.55      12.79       36,495      1.06        1.34          0.90           9

  CLASS B SHARES
  2004*+    $22.47      15.04%    $  9,562      1.81%       1.86%         0.47%         11%
  2003+      20.54       9.00        8,139      1.84        1.86          0.54           6
  2002+      19.90     (20.71)       8,427      1.83        1.85          0.16          12
  2001       26.81      (1.48)      10,292      1.82        1.85         (0.05)          3
  2000       28.95       3.50        8,336      1.82        1.84         (0.06)          3
  1999       29.46      11.89        6,506      1.81        1.84          0.14           9

  CLASS C SHARES
  2004*+    $22.43      15.02%    $    873      1.81%       1.86%         0.47%         11%
  2003+      20.51       9.01          776      1.84        1.86          0.54           6
  2002+      19.87     (20.79)         845      1.83        1.85          0.15          12
  2001       26.80      (1.47)       1,038      1.82        1.85         (0.06)          3
  2000(1)    28.94       3.37          568      1.82**      1.84**       (0.21)**        3


        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

76                          1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]


                                                               DIVIDENDS AND
                     INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                     ---------------------                  -------------------
            NET
           ASSET                  NET REALIZED                                     TOTAL
           VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
         BEGINNING  INVESTMENT   GAIN (LOSS) ON   FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
         OF PERIOD INCOME (LOSS)  INVESTMENTS   OPERATIONS   INCOME     GAINS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------
  FIDUCIARY SHARES
  2004*+   $ 8.74    $ 0.048        $ 1.562     $ 1.610    $(0.050)   $    --     $(0.050)
  2003+      8.25      0.105          0.484       0.589     (0.099)        --      (0.099)
  2002+     11.04      0.123         (2.790)     (2.667)    (0.123)        --      (0.123)
  2001      12.35      0.129         (0.438)     (0.309)    (0.127)    (0.874)     (1.001)
  2000      17.78      0.227         (1.864)     (1.637)    (0.228)    (3.565)     (3.793)
  1999      17.92      0.247          2.072       2.319     (0.249)    (2.206)     (2.455)
  CLASS A SHARES
  2004*+   $ 8.76    $ 0.036        $ 1.572     $ 1.608    $(0.038)   $    --     $(0.038)
  2003+      8.26      0.085          0.495       0.580     (0.080)        --      (0.080)
  2002+     11.06      0.096         (2.796)     (2.700)    (0.100)        --      (0.100)
  2001      12.38      0.097         (0.445)     (0.348)    (0.098)    (0.874)     (0.972)
  2000      17.81      0.210         (1.882)     (1.672)    (0.193)    (3.565)     (3.758)
  1999      17.95      0.189          2.087       2.276     (0.208)    (2.206)     (2.414)
  CLASS B SHARES
  2004*+   $ 8.67     $0.005        $ 1.548     $ 1.553    $(0.013)   $    --     $(0.013)
  2003+      8.19      0.032          0.488       0.520     (0.040)        --      (0.040)
  2002+     10.97      0.032         (2.764)     (2.732)    (0.048)        --      (0.048)
  2001      12.30      0.020         (0.442)     (0.422)    (0.034)    (0.874)     (0.908)
  2000      17.74      0.101         (1.864)     (1.763)    (0.112)    (3.565)     (3.677)
  1999      17.90      0.089          2.071       2.160     (0.115)    (2.206)     (2.321)
  CLASS C SHARES
  2004*+   $ 8.65    $ 0.005        $ 1.551     $ 1.556    $(0.016)   $    --     $(0.016)
  2003+      8.18      0.035          0.480       0.515     (0.045)        --      (0.045)
  2002+     10.96      0.028         (2.757)     (2.729)    (0.051)        --      (0.051)
  2001      12.29      0.004         (0.428)     (0.424)    (0.032)    (0.874)     (0.906)
  2000 (1)  16.51      0.062         (0.643)     (0.581)    (0.074)    (3.565)     (3.639)

----------------
CORE EQUITY FUND
----------------
  FIDUCIARY SHARES
  2004*+   $ 6.73    $ 0.016        $ 0.901     $ 0.917    $(0.017)   $    --     $(0.017)
  2003+      6.22      0.055          0.508       0.563     (0.053)        --      (0.053)
  2002+      8.26      0.045         (2.042)     (1.997)    (0.043)        --      (0.043)
  2001       9.76      0.044         (1.495)     (1.451)    (0.047)    (0.002)     (0.049)
  2000 (2)  10.00      0.012         (0.243)     (0.231)    (0.009)        --      (0.009)
  CLASS A SHARES
  2004*+   $ 6.72    $ 0.007        $ 0.904     $ 0.911    $(0.011)   $    --     $(0.011)
  2003+      6.21      0.037          0.512       0.549     (0.039)        --      (0.039)
  2002+      8.25      0.027         (2.041)     (2.014)    (0.026)        --      (0.026)
  2001       9.76      0.028         (1.507)     (1.479)    (0.029)    (0.002)     (0.031)
  2000 (3)   9.88      0.006         (0.119)     (0.113)    (0.007)        --      (0.007)
  CLASS B SHARES
  2004*+   $ 6.66    $(0.016)       $ 0.888     $ 0.872    $(0.002)   $    --     $(0.002)
  2003+      6.17     (0.001)         0.505       0.504     (0.014)        --      (0.014)
  2002+      8.22     (0.021)        (2.028)     (2.049)    (0.001)        --      (0.001)
  2001       9.75     (0.013)        (1.513)     (1.526)    (0.002)    (0.002)     (0.004)
  2000 (3)   9.88      0.004         (0.127)     (0.123)    (0.007)        --      (0.007)
  CLASS C SHARES
  2004*+(4)$ 7.16    $(0.010)       $ 0.382     $ 0.372    $(0.002)   $    --     $(0.002)

                                                                RATIO
                                                             OF EXPENSES
                                                              TO AVERAGE    RATIO OF
                   NET                   NET                  NET ASSETS       NET
                  ASSET                 ASSETS,     RATIO      EXCLUDING    INVESTMENT
                  VALUE,                 END     OF EXPENSES  FEE WAIVERS  INCOME (LOSS)  PORTFOLIO
                   END       TOTAL    OF PERIOD  TO AVERAGE  AND REDUCTION  TO AVERAGE    TURNOVER
                OF PERIOD  RETURN***    (000)    NET ASSETS   OF EXPENSES   NET ASSETS      RATE
---------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------
  FIDUCIARY SHARES
  2004*+         $10.30      18.58%    $ 82,321      0.90%       1.17%         1.01%         39%
  2003+            8.74       7.26       65,363      0.93        1.11          1.30         337
  2002+            8.25     (24.31)      78,479      0.92        1.09          1.24         226
  2001            11.04      (2.90)     189,327      0.91        1.06          1.08         138
  2000            12.35      (9.67)     290,327      0.89        1.10          1.61          97
  1999            17.78      14.236      28,839      0.88        1.09          1.43          71
  CLASS A SHARES
  2004*+         $10.33      18.39%    $ 33,256      1.15%       1.46%         0.76%         39%
  2003+            8.76       7.12       29,036      1.18        1.36          1.05         337
  2002+            8.26     (24.55)      31,773      1.17        1.34          0.98         226
  2001            11.06      (3.22)      50,776      1.16        1.31          0.81         138
  2000            12.38      (9.86)      63,180      1.16        1.37          1.17          97
  1999            17.81      13.94       22,329      1.13        1.34          1.17          71
  CLASS B SHARES
  2004*+         $10.21      17.92%    $  3,070      1.81%       2.06%         0.11%         39%
  2003+            8.67       6.41        2,005      1.83        1.86          0.40         337
  2002+            8.19     (24.97)       2,164      1.82        1.85          0.32         226
  2001            10.97      (3.84)       3,521      1.81        1.83          0.16         138
  2000            12.30     (10.50)       3,786      1.80        1.86          0.66          97
  1999            17.74      13.25        4,543      1.78        1.84          0.50          71
  CLASS C SHARES
  2004*+         $10.19      18.01%    $    919      1.82%       2.04%         0.09%         39%
  2003+            8.65       6.36          168      1.83        1.86          0.43         337
  2002+            8.18     (24.97)          46      1.82        1.85          0.29         226
  2001            10.96      (3.86)          16      1.81        1.83          0.18         138
  2000 (1)        12.29      (4.10)          38      1.80**      1.86**        0.08**        97

----------------
CORE EQUITY FUND
----------------
  FIDUCIARY SHARES
  2004*+         $ 7.63      13.65%    $127,736      0.91%       1.13%         0.44%         75%
  2003+            6.73      9.151       15,045      0.92        1.09          0.89          71
  2002+            6.22     (24.25)     114,854      0.93        1.10          0.61          11
  2001             8.26     (14.91)      96,112      0.92        1.12          0.49          14
  2000 (2)         9.76      (2.31)      34,210      0.92**      1.09**        1.21**         3
  CLASS A SHARES
  2004*+         $ 7.62      13.57%    $  3,795      1.16%       1.38%         0.19%         75%
  2003+            6.72       8.91        3,233      1.16        1.34          0.61          71
  2002+            6.21     (24.46)       1,729      1.18        1.35          0.36          11
  2001             8.25     (15.19)       1,870      1.17        1.37          0.23          14
  2000 (3)         9.76      (1.14)          27      1.17**      1.34**        0.90**         3
  CLASS B SHARES
  2004*+         $ 7.53      13.10%    $  3,637      1.81%       1.88%        (0.46)%        75%
  2003+            6.66       8.20        3,093      1.82        1.84         (0.01)         71
  2002+            6.17     (24.93)       2,701      1.83        1.85         (0.29)         11
  2001             8.22     (15.66)       1,883      1.82        1.87         (0.44)         14
  2000 (3)         9.75      (1.24)         140      1.82**      1.84**        0.72**         3
  CLASS C SHARES
  2004*+(4)      $ 7.53       5.19%    $    158      1.81%       1.98%        (0.76)%        75%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *  FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 **  ANNUALIZED.
***  TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.
  +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 ++  FOR THE FIDUCIARY SHARES, REPRESENTS A $0.005 RETURN OF CAPITAL FOR TAX PURPOSES. FOR CLASS A, REPRESENTS A $0.0002 RETURN OF
     CAPITAL FOR TAX PURPOSES.
 (1) COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
 (2) COMMENCED OPERATIONS ON MAY 31, 2000.
 (3) COMMENCED OPERATIONS ON JUNE 30, 2000.
 (4) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                               WWW.HIGHMARKFUNDS.COM                          77

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                               DIVIDENDS AND
                     INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                     ---------------------                  -------------------
            NET
           ASSET                  NET REALIZED                                     TOTAL
           VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
         BEGINNING  INVESTMENT   GAIN (LOSS) ON   FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
         OF PERIOD INCOME (LOSS)  INVESTMENTS  OPERATIONS   INCOME      GAINS   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

  FIDUCIARY SHARES
  2004*+   $12.10    $ 0.086        $ 1.189     $ 1.275    $(0.085)   $    --     $(0.085)
  2003+     11.53      0.262          0.563       0.825     (0.255)        --      (0.255)
  2002+     14.03      0.296         (2.237)     (1.941)    (0.301)    (0.258)     (0.559)
  2001      15.74      0.331         (1.224)     (0.893)    (0.346)    (0.471)     (0.817)
  2000      17.21      0.431         (0.077)      0.354     (0.426)    (1.398)     (1.824)
  1999      16.73      0.428          1.172       1.600     (0.436)    (0.684)     (1.120)

  CLASS A SHARES
  2004*+   $12.09    $ 0.070        $ 1.180     $ 1.250    $(0.070)   $    --     $(0.070)
  2003+     11.51      0.227          0.581       0.808     (0.228)        --      (0.228)
  2002+     14.01      0.262         (2.234)     (1.972)    (0.270)    (0.258)     (0.528)
  2001      15.73      0.290         (1.229)     (0.939)    (0.310)    (0.471)     (0.781)
  2000      17.20      0.391         (0.077)      0.314     (0.386)    (1.398)     (1.784)
  1999      16.73      0.383          1.167       1.550     (0.396)    (0.684)     (1.080)

  CLASS B SHARES
  2004*+   $12.06    $ 0.029        $ 1.183     $ 1.212    $(0.032)   $    --     $(0.032)
  2003+     11.49      0.152          0.573       0.725     (0.155)        --      (0.155)
  2002+     13.99      0.177         (2.229)     (2.052)    (0.190)    (0.258)     (0.448)
  2001      15.70      0.200         (1.222)     (1.022)    (0.217)    (0.471)     (0.688)
  2000      17.18      0.288         (0.086)      0.202     (0.284)    (1.398)     (1.682)
  1999      16.73      0.278          1.161       1.439     (0.301)    (0.684)     (0.985)

  CLASS C SHARES
  2004*+   $12.06    $ 0.028        $ 1.179     $ 1.207    $(0.037)   $    --     $(0.037)
  2003+     11.49      0.154          0.571       0.725     (0.155)        --      (0.155)
  2002+     13.99      0.175         (2.224)     (2.049)    (0.193)    (0.258)     (0.451)
  2001      15.71      0.210         (1.238)     (1.028)    (0.221)    (0.471)     (0.692)
  2000 (1)  17.07      0.153          0.042       0.195     (0.157)    (1.398)     (1.555)

---------------------
SMALL CAP GROWTH FUND
---------------------
  FIDUCIARY SHARES
  2004*+   $11.74    $(0.088)       $ 2.290     $ 2.202    $    --    $(0.192)    $(0.192)
  2003+(2)  10.00     (0.034)         1.774       1.740         --         --          --

  CLASS A SHARES
  2004*+   $11.74    $(0.103)       $ 2.295     $ 2.192    $    --    $(0.192)    $(0.192)
  2003+(2)  10.00     (0.040)         1.780       1.740         --         --          --

  CLASS B SHARES
  2004*+   $11.73    $(0.147)       $ 2.289     $ 2.142    $    --    $(0.192)    $(0.192)
  2003+(2)  10.00     (0.056)         1.786       1.730         --         --          --

  CLASS C SHARES
  2004*+   $11.73    $(0.146)       $ 2.288     $ 2.142    $    --    $(0.192)    $(0.192)
  2003+(2)  10.00     (0.058)         1.788       1.730         --         --          --


                                                          RATIO
                                                       OF EXPENSES
                                                        TO AVERAGE    RATIO OF
              NET                   NET                  NET ASSETS      NET
             ASSET                ASSETS,     RATIO      EXCLUDING    INVESTMENT
            VALUE,                  END     OF EXPENSES  FEE WAIVERS  SINCOME (LOSS) PORTFOLIO
              END       TOTAL    OF PERIOD  TO AVERAGE  AND REDUCTION  TO AVERAGE    TURNOVER
           OF PERIOD  RETURN***    (000)    NET ASSETS   OF EXPENSES   NET ASSETS      RATE
---------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

  FIDUCIARY SHARES
  2004*+    $13.29      10.58%    $122,195      0.93%       1.17%         1.36%         62%
  2003+      12.10       7.30      115,067      0.94        1.12          2.29          55
  2002+      11.53     (14.24)     180,217      0.93        1.10          2.27          12
  2001       14.03      (5.85)     321,263      0.92        1.10          2.24          11
  2000       15.74       2.28      401,742      0.92        1.09          2.65          25
  1999       17.21       9.96      451,411      0.92        1.09          2.60          34

  CLASS A SHARES
  2004*+    $13.27      10.37%    $  7,775      1.18%       1.42%         1.11%         62%
  2003+      12.09       7.15        7,280      1.20        1.37          1.98          55
  2002+      11.51     (14.47)       7,222      1.18        1.35          2.02          12
  2001       14.01      (6.15)       9,106      1.17        1.35          1.99          11
  2000       15.73       2.03       10,588      1.17        1.34          2.39          25
  1999       17.20       9.64       11,236      1.17        1.34          2.35          34

  CLASS B SHARES
  2004*+    $13.24      10.07%    $  4,816      1.83%       1.92%         0.45%         62%
  2003+      12.06       6.39        4,235      1.85        1.87          1.33          55
  2002+      11.49     (15.02)       4,295      1.83        1.85          1.37          12
  2001       13.99      (6.69)       5,218      1.82        1.85          1.34          11
  2000       15.70       1.33        4,681      1.82        1.84          1.72          25
  1999       17.18       8.91        3,594      1.82        1.84          1.68          34

  CLASS C SHARES
  2004*+    $13.23      10.03%    $    302      1.83%       1.92%         0.44%         62%
  2003+      12.06       6.39          137      1.85        1.87          1.35          55
  2002+      11.49     (15.00)         151      1.83        1.85          1.36          12
  2001       13.99      (6.72)         103      1.82        1.85          1.33          11
  2000 (1)   15.71       1.29           46      1.82**      1.84**        1.39**        25

---------------------
SMALL CAP GROWTH FUND
---------------------
  FIDUCIARY SHARES
  2004*+    $13.75      18.84%    $ 27,718      1.46%       1.68%        (1.33)%        56%
  2003+(2)   11.74      17.40        7,238      1.49**      1.67**       (1.15)**       25

  CLASS A SHARES
  2004*+    $13.74      18.76%    $  5,865      1.70%       1.93%        (1.58)%        56%
  2003+(2)   11.74      17.40        4,097      1.75**      1.93**       (1.33)**       25

  CLASS B SHARES
  2004*+    $13.68      18.35%    $    525      2.37%       2.43%        (2.23)%        56%
  2003+(2)   11.73      17.30           90      2.40**      2.43**       (1.81)**       25

  CLASS C SHARES
  2004*+    $13.68      18.35%    $    945      2.36%       2.43%        (2.23)%        56%
  2003+(2)   11.73      17.30          456      2.40**      2.43**       (1.90)**       25


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

78                          1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

                                                               DIVIDENDS AND
                     INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                     ---------------------                  -------------------
            NET
           ASSET                  NET REALIZED                                     TOTAL
           VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
         BEGINNING  INVESTMENT  GAIN (LOSS) ON    FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
         OF PERIOD INCOME (LOSS)  INVESTMENTS  OPERATIONS   INCOME      GAINS   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------
  FIDUCIARY SHARES
  2004*+   $13.53    $ 0.038        $ 3.117     $ 3.155    $(0.072)   $(0.203)    $(0.275)
  2003+     11.25      0.074          2.227       2.301     (0.021)        --      (0.021)
  2002+     11.85      0.006         (0.022)     (0.016)        --     (0.584)     (0.584)
  2001      13.61      0.063         (0.536)     (0.473)    (0.047)    (1.240)     (1.287)
  2000      12.55      0.202          1.746       1.948     (0.251)++  (0.637)     (0.888)
  1999 (3)  10.00      0.018          2.536       2.554     (0.004)        --      (0.004)
  CLASS A SHARES
  2004*+   $13.36    $ 0.018        $ 3.083     $ 3.101    $(0.058)   $(0.203)    $(0.261)
  2003+     11.13      0.047          2.194       2.241     (0.011)        --      (0.011)
  2002+     11.76     (0.023)        (0.023)     (0.046)        --     (0.584)     (0.584)
  2001      13.53      0.138         (0.645)     (0.507)    (0.023)    (1.240)     (1.263)
  2000      12.52      0.222          1.677       1.899     (0.252)+  +(0.637)     (0.889)
  1999 (3)  10.00     (0.003)         2.526       2.523     (0.003)        --      (0.003)
  CLASS B SHARES
  2004*+   $13.03    $(0.030)       $ 3.007     $ 2.977    $(0.024)   $(0.203)    $(0.227)
  2003+     10.93     (0.027)         2.127       2.100         --         --          --
  2002+     11.63     (0.095)        (0.021)     (0.116)        --     (0.584)     (0.584)
  2001      13.45      0.091         (0.671)     (0.580)        --     (1.240)     (1.240)
  2000      12.46      0.169          1.672       1.841     (0.214)++  (0.637)     (0.851)
  1999 (3)  10.00     (0.041)         2.501       2.460         --         --          --
  CLASS C SHARES
  2004*+   $12.99    $(0.031)       $ 2.992     $ 2.961    $(0.028)   $(0.203)    $(0.231)
  2003+     10.90     (0.026)         2.116       2.090         --         --          --
  2002+     11.60     (0.087)        (0.029)     (0.116)        --     (0.584)     (0.584)
  2001      13.43      0.043         (0.625)     (0.582)    (0.008)    (1.240)     (1.248)
  2000 (1)  12.48      0.325          1.516       1.841     (0.254)++  (0.637)     (0.891)
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
  FIDUCIARY SHARES
  2004*+   $10.35    $ 0.195        $ 0.240     $ 0.435    $(0.195)   $(0.020)    $(0.215)
  2003+     10.48      0.387         (0.119)      0.268     (0.386)    (0.012)     (0.398)
  2002+     10.32      0.402          0.192       0.594     (0.400)    (0.034)     (0.434)
  2001       9.97      0.429          0.345       0.774     (0.424)        --      (0.424)
  2000       9.96      0.441          0.008       0.449     (0.439)        --      (0.439)
  1999      10.04      0.438         (0.086)      0.352     (0.436)        --      (0.436)
  CLASS A SHARES
  2004*+   $10.31    $ 0.180        $ 0.242     $ 0.422    $(0.182)   $(0.020)    $(0.202)
  2003+     10.44      0.371         (0.118)      0.253     (0.371)    (0.012)     (0.383)
  2002+     10.28      0.401          0.193       0.594     (0.400)    (0.034)     (0.434)
  2001       9.94      0.422          0.342       0.764     (0.424)        --      (0.424)
  2000       9.93      0.426          0.023       0.449     (0.439)        --      (0.439)
  1999      10.01      0.429         (0.078)      0.351     (0.436)        --      (0.436)
  CLASS B SHARES
  2004*+   $10.31    $ 0.141        $ 0.243     $ 0.384    $(0.144)   $(0.020)    $(0.164)
  2003+     10.44      0.280         (0.113)      0.167     (0.285)    (0.012)     (0.297)
  2002+     10.29      0.297          0.192       0.489     (0.305)    (0.034)     (0.339)
  2001       9.95      0.338          0.335       0.673     (0.333)        --      (0.333)
  2000 (1)   9.84      0.225          0.128       0.353     (0.243)        --      (0.243)
  CLASS C SHARES
  2004*+(4)$10.50    $ 0.054        $ 0.043     $ 0.097    $(0.057)   $(0.020)    $(0.077)

                                                             RATIO
                                                          OF EXPENSES
                                                          TO AVERAGE    RATIO OF
              NET                   NET                   NET ASSETS       NET
            ASSET                 ASSETS,       RATIO      EXCLUDING    INVESTMENT
            VALUE,                  END      OF EXPENSES  FEE WAIVERS  INCOME (LOSS)  PORTFOLIO
             END        TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION  TO AVERAGE     TURNOVER
           OF PERIOD  RETURN***    (000)     NET ASSETS   OF EXPENSES   NET ASSETS       RATE
-----------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------
  FIDUCIARY SHARES
  2004*+    $16.41      23.43%    $103,650      1.20%       1.47%         0.50%         10%
  2003+      13.53      20.49       79,222      1.25        1.43          0.64          24
  2002+      11.25       0.10       63,399      1.35        1.52          0.05          99
  2001       11.85      (2.80)      78,869      1.44        1.55          0.27         215
  2000       13.61      16.43      134,616      1.34        1.51          0.69          57
  1999 (3)   12.55      25.54       80,423      1.54**      1.71**        0.28**        74
  CLASS A SHARES
  2004*+    $16.20      23.32%    $ 34,723      1.46%       1.72%         0.24%         10%
  2003+      13.36      20.16       23,436      1.48        1.66          0.41          24
  2002+      11.13      (0.16)      15,708      1.60        1.77         (0.19)         99
  2001       11.76      (3.10)       9,496      1.69        1.80         (0.06)        215
  2000       13.53      16.06        8,280      1.55        1.71          0.53          57
  1999 (3)   12.52      25.24          912      1.77**      1.94**       (0.11)**       74
  CLASS B SHARES
  2004*+    $15.78      22.95%    $ 15,709      2.11%       2.22%        (0.41)%        10%
  2003+      13.03      19.21       11,367      2.15        2.18         (0.24)         24
  2002+      10.93      (0.79)       9,047      2.25        2.27         (0.82)         99
  2001       11.63      (3.71)       6,081      2.29        2.31         (0.55)        215
  2000       13.45      15.63        4,477      2.22        2.24         (0.15)         57
  1999 (3)   12.46      24.60        1,012      2.39**      2.42**       (1.40)**       74
  CLASS C SHARES
  2004*+    $15.72      22.90%    $  5,994      2.12%       2.24%        (0.43)%        10%
  2003+      12.99      19.17        3,473      2.13        2.16         (0.23)         24
  2002+      10.90      (0.79)       2,007      2.25        2.23         (0.76)         99
  2001       11.60      (3.71)         671      2.29        2.31         (0.66)        215
  2000 (1)   13.43      15.64          362      2.22**      2.24**        0.07**        57
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
  FIDUCIARY SHARES
  2004*+    $10.57       4.23%    $135,907      0.50%       1.05%         3.68%         --%
  2003+      10.35       2.55      139,051      0.49        1.02          3.65           3
  2002+      10.48       5.89      123,702      0.47        0.99          3.88           2
  2001       10.32       7.92      123,568      0.46        0.97          4.20          12
  2000        9.97       4.68      139,098      0.44        1.01          4.45          10
  1999        9.96       3.54      149,365      0.45        1.02          4.29          11
  CLASS A SHARES
  2004*+    $10.53       4.12%    $ 77,484      0.75%       1.30%         3.42%         --%
  2003+      10.31       2.41       91,632      0.64        1.27          3.51           3
  2002+      10.44       5.91       99,166      0.47        1.25          3.88           2
  2001       10.28       7.85       68,797      0.46        1.22          4.20          12
  2000        9.94       4.69       31,261      0.44        1.26          4.46          10
  1999        9.93       3.55       17,759      0.45        1.27          4.30          11
  CLASS B SHARES
  2004*+    $10.53       3.73%    $  8,988      1.50%       1.80%         2.67%         --%
  2003+      10.31       1.58        9,652      1.49        1.77          2.65           3
  2002+      10.44       4.84        7,419      1.47        1.76          2.88           2
  2001       10.29       6.87        3,349      1.46        1.73          3.20          12
  2000 (1)    9.95       3.65          425      1.44**      1.76**        3.50**        10
  CLASS C SHARES
  2004*+(4) $10.52       0.92%    $     51      1.24%       1.57%         2.89%         --%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
   * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  ** ANNUALIZED.
 *** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.
   + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
  ++ INCLUDES A $0.037 DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME.
 (1) COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
 (2) COMMENCED OPERATIONS ON APRIL 28, 2003.
 (3) COMMENCED OPERATIONS ON SEPTEMBER 17, 1998.
 (4) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                               WWW.HIGHMARKFUNDS.COM                          79

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                               DIVIDENDS AND
                     INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                     ---------------------                  -------------------
            NET
           ASSET                  NET REALIZED                                     TOTAL
           VALUE,       NET      AND UNREALIZED   TOTAL       NET                  FROM
         BEGINNING  INVESTMENT   GAIN (LOSS) ON   FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
         OF PERIOD    INCOME       INVESTMENTS  OPERATIONS   INCOME     GAINS   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------
  FIDUCIARY SHARES
  2004*+   $11.61     $0.235        $ 0.166      $0.401    $(0.220)   $(0.001)    $(0.221)
  2003+ (2) 11.56      0.357          0.040       0.397     (0.347)        --      (0.347)

  CLASS A SHARES
  2004*+   $11.61     $0.218        $ 0.168      $0.386    $(0.205)   $(0.001)    $(0.206)
  2003+ (2) 11.56      0.334          0.037       0.371     (0.321)        --      (0.321)

  CLASS C SHARES
  2004*+(4)$11.78     $0.094        $ 0.006      $0.100    $(0.079)   $(0.001)    $(0.080)

---------
BOND FUND
---------
  FIDUCIARY SHARES
  2004*+   $10.80     $0.246        $ 0.264      $0.510    $(0.250)   $    --     $(0.250)
  2003+     10.68      0.566          0.124       0.690     (0.570)        --      (0.570)
  2002+     10.88      0.638         (0.204)      0.434     (0.634)        --      (0.634)
  2001      10.25      0.641          0.629       1.270     (0.640)        --      (0.640)
  2000      10.39      0.625         (0.139)      0.486     (0.626)        --      (0.626)
  1999      10.81      0.605         (0.426)      0.179     (0.600)        --      (0.600)

  CLASS A SHARES
  2004*+   $10.68     $0.230        $ 0.266      $0.496    $(0.236)   $    --     $(0.236)
  2003+     10.57      0.541          0.122       0.663     (0.553)        --      (0.553)
  2002+     10.78      0.626         (0.202)      0.424     (0.634)        --      (0.634)
  2001      10.16      0.639          0.621       1.260     (0.640)        --      (0.640)
  2000      10.30      0.630         (0.144)      0.486     (0.626)        --      (0.626)
  1999      10.73      0.610         (0.440)      0.170     (0.600)        --      (0.600)

  CLASS B SHARES
  2004*+   $10.65     $0.189        $ 0.257      $0.446    $(0.196)   $    --     $(0.196)
  2003+     10.54      0.449          0.127       0.576     (0.466)        --      (0.466)
  2002+     10.76      0.528         (0.209)      0.319     (0.539)        --      (0.539)
  2001 (1)  10.39      0.361          0.389       0.750     (0.380)        --      (0.380)

  CLASS C SHARES
  2004*+(4)$10.80     $0.077        $ 0.110      $0.187    $(0.087)   $    --     $(0.087)


                                                             RATIO
                                                           OF EXPENSES
                                                            TO AVERAGE    RATIO OF
              NET                   NET                     NET ASSETS       NET
             ASSET                ASSETS,      RATIO       EXCLUDING    INVESTMENT
            VALUE,                  END      OF EXPENSES    FEE WAIVERS  INCOME (LOSS)  PORTFOLIO
              END       TOTAL    OF PERIOD   TO AVERAGE   AND REDUCTION  TO AVERAGE    TURNOVER
           OF PERIOD  RETURN***    (000)     NET ASSETS    OF EXPENSES   NET ASSETS      RATE
------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------
  FIDUCIARY SHARES
  2004*+    $11.79       3.47%    $110,042      0.28%       1.04%         3.96%          6%
  2003+ (2)  11.61       3.42       72,718      0.28**      1.01**        3.85**         4

  CLASS A SHARES
  2004*+    $11.79       3.34%    $  2,921      0.53%       1.29%         3.69%          6%
  2003+ (2)  11.61       3.20        2,674      0.53**      1.26**        3.59**         4

  CLASS C SHARES
  2004*+(4) $11.80       0.85%    $     --****  0.33%       0.33%         4.46%          6%

---------
BOND FUND
---------
  FIDUCIARY SHARES
  2004*+    $11.06       4.76%    $490,896      0.73%       1.01%         4.46%         32%
  2003+      10.80       6.51      505,755      0.74        0.99          5.15          58
  2002+      10.68       4.09      485,274      0.75        1.00          5.89          18
  2001       10.88      12.73      533,310      0.75        0.98          6.05          19
  2000       10.25       4.86      342,388      0.75        1.01          6.06          27
  1999       10.39       1.60      334,900      0.75        1.01          5.69          39

  CLASS A SHARES
  2004*+    $10.94       4.68%    $ 52,900      0.98%       1.26%         4.21%         32%
  2003+      10.68       6.32       56,529      0.91        1.24          4.98          58
  2002+      10.57       4.03       52,683      0.75        1.25          5.86          18
  2001       10.78      12.75       15,316      0.75        1.23          5.98          19
  2000       10.16       4.90        6,183      0.75        1.26          6.11          27
  1999       10.30       1.52        2,638      0.75        1.26          5.67          39

  CLASS B SHARES
  2004*+    $10.90       4.22%    $ 11,472      1.71%       1.76%         3.48%         32%
  2003+      10.65       5.49       12,157      1.72        1.74          4.14          58
  2002+      10.54       3.03        8,209      1.73        1.75          4.95          18
  2001 (1)   10.76       7.32        2,278      1.73**      1.75**        4.29**        19

  CLASS C SHARES
  2004*+(4) $10.90       1.73%    $      4      1.41%       1.41%         3.98%         32%

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

80                          1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

                                                                                      DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                               DISTRIBUTIONS
                               ----------------------------                   --------------------------
                   NET
                  ASSET                       NET REALIZED                                                        TOTAL
                  VALUE,           NET       AND UNREALIZED      TOTAL            NET                             FROM
                BEGINNING      INVESTMENT       GAIN ON          FROM          INVESTMENT        CAPITAL      DIVIDENDS AND
                OF PERIOD        INCOME       INVESTMENTS     OPERATIONS         INCOME           GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
  FIDUCIARY SHARES
  2004*+          $1.00          $0.002          $  --          $0.002          $(0.002)          $  --          $(0.002)
  2003+            1.00           0.009             --           0.009           (0.009)             --           (0.009)
  2002+            1.00           0.019             --           0.019           (0.019)             --           (0.019)
  2001             1.00           0.050             --           0.050           (0.050)             --           (0.050)
  2000             1.00           0.049             --           0.049           (0.049)             --           (0.049)
  1999             1.00           0.043             --           0.043           (0.043)             --           (0.043)
  CLASS A SHARES
  2004*+          $1.00          $0.001          $  --          $0.001          $(0.001)          $  --          $(0.001)
  2003+            1.00           0.006             --           0.006           (0.006)             --           (0.006)
  2002+            1.00           0.017             --           0.017           (0.017)             --           (0.017)
  2001             1.00           0.047             --           0.047           (0.047)             --           (0.047)
  2000             1.00           0.047             --           0.047           (0.047)             --           (0.047)
  1999             1.00           0.041             --           0.041           (0.041)             --           (0.041)
  CLASS S SHARES
  2004*+          $1.00          $   --          $  --          $   --          $    --           $  --          $    --
  2003+            1.00           0.004             --           0.004           (0.004)             --           (0.004)
  2002+            1.00           0.014             --           0.014           (0.014)             --           (0.014)
  2001             1.00           0.044             --           0.044           (0.044)             --           (0.044)
  2000 (3)         1.00           0.037             --           0.037           (0.037)             --           (0.037)
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  FIDUCIARY SHARES
  2004*+          $1.00          $0.003          $  --          $0.003          $(0.003)         $   --          $(0.003)
  2003+            1.00           0.009             --           0.009           (0.009)             --           (0.009)
  2002+            1.00           0.019             --           0.019           (0.019)             --           (0.019)
  2001             1.00           0.051             --           0.051           (0.051)             --           (0.051)
  2000             1.00           0.053             --           0.053           (0.053)             --           (0.053)
  1999             1.00           0.046             --           0.046           (0.046)             --           (0.046)
  CLASS A SHARES
  2004*+          $1.00          $0.002          $  --          $0.002          $(0.002)         $   --          $(0.002)
  2003+            1.00           0.007             --           0.007           (0.007)             --           (0.007)
  2002+            1.00           0.017             --           0.017           (0.017)             --           (0.017)
  2001             1.00           0.049             --           0.049           (0.049)             --           (0.049)
  2000             1.00           0.050             --           0.050           (0.050)             --           (0.050)
  1999             1.00           0.043             --           0.043           (0.043)             --           (0.043)
  CLASS B SHARES
  2004*+          $1.00          $   --          $  --          $   --          $    --          $   --          $    --
  2003+            1.00           0.001             --           0.001           (0.001)             --           (0.001)
  2002+            1.00           0.009             --           0.009           (0.009)             --           (0.009)
  2001             1.00           0.041             --           0.041           (0.041)             --           (0.041)
  2000             1.00           0.043             --           0.043           (0.043)             --           (0.043)
  1999             1.00           0.036             --           0.036           (0.036)             --           (0.036)
  CLASS S SHARES
  2004*+          $1.00          $   --          $  --          $   --          $    --          $   --          $    --
  2003+            1.00           0.004             --           0.004           (0.004)             --           (0.004)
  2002+            1.00           0.014             --           0.014           (0.014)             --           (0.014)
  2001             1.00           0.046             --           0.046           (0.046)             --           (0.046)
  2000 (3)         1.00           0.040             --           0.040           (0.040)             --           (0.040)

                                                                                 RATIO
                                                                              OF EXPENSES
                                                                              TO AVERAGE        RATIO OF
                   NET                              NET                       NET ASSETS          NET
                  ASSET                           ASSETS,           RATIO      EXCLUDING       INVESTMENT
                  VALUE,                            END          OF EXPENSES  FEE WAIVERS     INCOME (LOSS)
                   END            TOTAL          OF PERIOD       TO AVERAGE  AND REDUCTION     TO AVERAGE
                 OF PERIOD      RETURN***          (000)         NET ASSETS   OF EXPENSES      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
  FIDUCIARY SHARES
  2004*+          $1.00            0.24%          $483,577          0.51%          0.79%          0.45%
  2003+            1.00            0.89            528,462          0.53           0.80           0.88
  2002+            1.00            1.92            485,283          0.49           0.80           1.89
  2001             1.00            5.09            366,161          0.47           0.79           4.94
  2000             1.00            5.05            380,496          0.47           0.79           4.95
  1999             1.00            4.43            263,561          0.47           0.79           4.35
  CLASS A SHARES
  2004*+          $1.00            0.11%          $202,478          0.76%          1.04%          0.20%
  2003+            1.00            0.64            186,891          0.78           1.05           0.65
  2002+            1.00            1.67            226,456          0.74           1.05           1.69
  2001             1.00            4.83            252,535          0.72           1.04           4.70
  2000             1.00            4.79            275,433          0.72           1.04           4.49
  1999             1.00            4.17            976,971          0.72           1.04           4.07
  CLASS S SHARES
  2004*+          $1.00            0.04%          $315,707          0.90%          1.09%          0.05%
  2003+            1.00            0.36            383,537          1.06           1.10           0.40
  2002+            1.00            1.36            639,187          1.04           1.09           1.37
  2001             1.00            4.52            810,796          1.02           1.09           4.42
  2000 (3)         1.00            3.81            693,771          1.02**         1.09**         4.55
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  FIDUCIARY SHARES
  2004*+          $1.00            0.29%          $505,749          0.53%          0.81%          0.57%
  2003+            1.00            0.92            570,998          0.53           0.80           0.91
  2002+            1.00            1.93            575,014          0.52           0.80           1.89
  2001             1.00            5.24            403,244          0.52           0.80           4.99
  2000             1.00            5.38            329,922          0.52           0.79           5.22
  1999             1.00            4.64            351,140          0.52           0.79           4.52
  CLASS A SHARES
  2004*+          $1.00            0.16%          $ 37,391          0.78%          1.07%          0.32%
  2003+            1.00            0.67             34,513          0.78           1.05           0.68
  2002+            1.00            1.67             43,701          0.77           1.05           1.68
  2001             1.00            4.97             47,058          0.77           1.05           4.79
  2000             1.00            5.12             48,138          0.77           1.04           4.74
  1999             1.00            4.39            170,974          0.77           1.04           4.28
  CLASS B SHARES
  2004*+          $1.00            0.03%          $  2,064          1.04%          1.57%          0.05%
  2003+            1.00            0.12              2,255          1.32           1.55           0.11
  2002+            1.00            0.92              2,020          1.52           1.55           0.84
  2001             1.00            4.20                963          1.52           1.55           3.72
  2000             1.00            4.34                391          1.52           1.54           4.31
  1999             1.00            3.62                218          1.52           1.54           3.46
  CLASS S SHARES
  2004*+          $1.00            0.03%          $ 54,325          1.05%          1.12%          0.05%
  2003+            1.00            0.38             61,240          1.07           1.10           0.42
  2002+            1.00            1.37            101,192          1.07           1.09           1.44
  2001             1.00            4.66            161,498          1.07           1.10           4.54
  2000 (3)         1.00            4.09            120,125          1.07**         1.09**         4.85**

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
   * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  ** ANNUALIZED.
 *** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.
**** AMOUNT ROUNDS TO $0.
   + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
 (1) COMMENCED OPERATIONS ON NOVEMBER 30, 2000.
 (2) COMMENCED OPERATIONS ON OCTOBER 18, 2002.
 (3) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.
 (4) COMMENCED OPERATIONS ON NOVEMBER 28, 2003.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31,

                                                                                      DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                               DISTRIBUTIONS
                               ----------------------------                   --------------------------
                   NET
                  ASSET                       NET REALIZED                                                        TOTAL
                  VALUE,           NET       AND UNREALIZED      TOTAL            NET                             FROM
                BEGINNING      INVESTMENT       GAIN ON          FROM         INVESTMENT        CAPITAL      DIVIDENDS AND
                OF PERIOD        INCOME       INVESTMENTS     OPERATIONS        INCOME           GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

  FIDUCIARY SHARES
  2004*+          $1.00          $0.003          $  --          $0.003          $(0.003)          $  --          $(0.003)
  2003+            1.00           0.010             --           0.010           (0.010)             --           (0.010)
  2002+            1.00           0.021             --           0.021           (0.021)             --           (0.021)
  2001             1.00           0.053             --           0.053           (0.053)             --           (0.053)
  2000             1.00           0.054             --           0.054           (0.054)             --           (0.054)
  1999             1.00           0.047             --           0.047           (0.047)             --           (0.047)

  CLASS A SHARES
  2004*+          $1.00          $0.002          $  --          $0.002          $(0.002)          $  --          $(0.002)
  2003+            1.00           0.007             --           0.007           (0.007)             --           (0.007)
  2002+            1.00           0.018             --           0.018           (0.018)             --           (0.018)
  2001             1.00           0.051             --           0.051           (0.051)             --           (0.051)
  2000             1.00           0.051             --           0.051           (0.051)             --           (0.051)
  1999             1.00           0.044             --           0.044           (0.044)             --           (0.044)

  CLASS S SHARES
  2004*+          $1.00          $   --          $  --          $   --          $    --           $  --          $    --
  2003+            1.00           0.004             --           0.004           (0.004)             --           (0.004)
  2002+            1.00           0.015             --           0.015           (0.015)             --           (0.015)
  2001             1.00           0.048             --           0.048           (0.048)             --           (0.048)
  2000 (1)         1.00           0.041             --           0.041           (0.041)             --           (0.041)

-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
  FIDUCIARY SHARES
  2004*+          $1.00          $0.003          $  --          $0.003          $(0.003)          $  --          $(0.003)
  2003+            1.00           0.008             --           0.008           (0.008)             --           (0.008)
  2002+            1.00           0.013             --           0.013           (0.013)             --           (0.013)
  2001             1.00           0.029             --           0.029           (0.029)             --           (0.029)
  2000             1.00           0.030             --           0.030           (0.030)             --           (0.030)
  1999             1.00           0.026             --           0.026           (0.026)             --           (0.026)

  CLASS A SHARES
  2004*+          $1.00          $0.002          $  --          $0.002          $(0.002)          $  --          $(0.002)
  2003+            1.00           0.006             --           0.006           (0.006)             --           (0.006)
  2002+            1.00           0.010             --           0.010           (0.010)             --           (0.010)
  2001             1.00           0.027             --           0.027           (0.027)             --           (0.027)
  2000             1.00           0.027             --           0.027           (0.027)             --           (0.027)
  1999             1.00           0.023             --           0.023           (0.023)             --           (0.023)

  CLASS S SHARES
  2004*+          $1.00          $   --          $  --          $   --          $    --           $  --          $    --
  2003+            1.00           0.003             --           0.003           (0.003)             --           (0.003)
  2002+            1.00           0.007             --           0.007           (0.007)             --           (0.007)
  2001             1.00           0.024             --           0.024           (0.024)             --           (0.024)
  2000 (1)         1.00           0.021             --           0.021           (0.021)             --           (0.021)

                                                                                 RATIO
                                                                              OF EXPENSES
                                                                              TO AVERAGE        RATIO OF
                   NET                              NET                       NET ASSETS          NET
                  ASSET                           ASSETS,           RATIO      EXCLUDING       INVESTMENT
                  VALUE,                            END          OF EXPENSES  FEE WAIVERS        INCOME
                   END            TOTAL          OF PERIOD       TO AVERAGE  AND REDUCTION     TO AVERAGE
                 OF PERIOD      RETURN***          (000)         NET ASSETS   OF EXPENSES      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

  Fiduciary Shares
  2004*+          $1.00            0.31%    $1,840,885              0.51%          0.79%          0.63%
  2003+            1.00            1.00      1,880,002              0.53           0.80           1.01
  2002+            1.00            2.08      2,135,421              0.52           0.80           2.07
  2001             1.00            5.45      2,058,393              0.52           0.80           5.26
  2000             1.00            5.51      1,728,388              0.52           0.79           5.39
  1999             1.00            4.78      1,324,659              0.52           0.79           4.68

  Class A Shares
  2004*+          $1.00            0.19%    $  609,266              0.76%          1.04%          0.38%
  2003+            1.00            0.75        634,443              0.78           1.05           0.76
  2002+            1.00            1.83        724,983              0.77           1.05           1.85
  2001             1.00            5.19        863,773              0.77           1.05           4.98
  2000             1.00            5.24        626,011              0.77           1.04           4.92
  1999             1.00            4.52      1,641,799              0.77           1.04           4.42

  Class S Shares
  2004*+          $1.00            0.04%    $  737,474              1.06%          1.09%          0.08%
  2003+            1.00            0.45        985,564              1.08           1.10           0.47
  2002+            1.00            1.52      1,337,571              1.07           1.10           1.55
  2001             1.00            4.88      1,584,325              1.07           1.10           4.78
  2000 (1)         1.00            4.21      1,575,659              1.07**         1.09**         5.02**

-------------------------------------
California Tax-Free Money Market Fund
-------------------------------------

  Fiduciary Shares
  2004*+          $1.00            0.28%    $  218,388              0.42%          0.80%          0.55%
  2003+            1.00            0.81        253,367              0.42           0.79           0.80
  2002+            1.00            1.27        275,530              0.42           0.79           1.28
  2001             1.00            2.95        313,573              0.42           0.80           2.89
  2000             1.00            3.00        269,121              0.40           0.79           2.96
  1999             1.00            2.59        235,687              0.33           0.79           2.55

  Class A Shares
  2004*+          $1.00            0.15%    $  241,022              0.67%          1.03%          0.30%
  2003+            1.00            0.56        271,089              0.67           1.04           0.55
  2002+            1.00            1.02        244,693              0.67           1.04           1.01
  2001             1.00            2.70        257,735              0.67           1.05           2.65
  2000             1.00            2.74        206,252              0.65           1.04           2.61
  1999             1.00            2.34        372,701              0.58           1.04           2.30

  Class S Shares
  2004*+          $1.00            0.04%    $   36,067              0.90%          1.10%          0.07%
  2003+            1.00            0.29         43,870              0.94           1.09           0.29
  2002+            1.00            0.72         65,360              0.97           1.09           0.75
  2001             1.00            2.39        122,194              0.97           1.10           2.38
  2000 (1)         1.00            2.09         88,098              0.96**         1.09**         2.48**

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** ANNUALIZED.
*** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

82                          1.800.433.6884

--------------------------------------------------------------------------------

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2004 (UNAUDITED)

1. ORGANIZATION

HighMark Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with fourteen funds: the Large Cap Growth Fund (formerly "the Growth Fund"), the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, the Balanced Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Bond Fund, (collectively the "Non-Money Market Funds") and the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund and the California Tax-Free Money Market Fund (collectively the "Money Market Funds") (the Non-Money Market Funds and Money Market Funds are collectively the "Funds" and each is a "Fund"). HighMark is registered to offer six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class I Shares and Class S Shares. Class I Shares are not currently being offered. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

On January 31, 2004, the Class B Shares of the HighMark Funds were closed to purchases by new and existing investors. Existing investors, however, may still reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in equity securities held by the Non-Money Market Funds that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day. Equity securities that are reported on the NASDAQ national market system are stated at the official closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at that day's last quoted bid price. Foreign securities are valued based upon quotations from the primary market in which they are traded. Option contracts are valued at the last quoted bid price as quoted on the primary exchange or board of trade on which such option contracts are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Securities for which quotations are not readily available, or whose values have been materially affected by events occurring before the Funds valuation time but after the close of the securities' primary markets, of which there were none as of January 31, 2004, are valued at fair value using methods determined in good faith under general Trustee supervision.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation."

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by HighMark Capital Management, Inc. (the "Adviser") are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that the Fund gives up the opportunity of profit if the market price of the underlying security increases.


--------------------------------------------------------------------------------

                               WWW.HIGHMARKFUNDS.COM                          83

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2004 (UNAUDITED)


The Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased put option is closed prior to expiration by being exercised, the cost of investments sold is increased by the amount of original premium paid.

Also, certain Funds may purchase call or put options with respect to securities that are permitted investments. The risk in purchasing options is limited to the premium paid.

The Fund records unrealized appreciation when the underlying security's market price rises (in case of a purchased call) or falls (in case of a purchased put) to the extent sufficient to cover the option premium and transaction costs.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds, except the Small Cap Value Fund, declare and make dividend distributions from net investment income monthly. The Small Cap Value Fund declares and makes dividend distributions from net investment income periodically. Any net realized capital gains will be distributed at least annually by all Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

REDEMPTION FEES -- The Large Cap Growth Fund imposes a 2.00% redemption fee on the value of Class A shares redeemed thirty days or less from the date of purchase. The redemption fee will not apply to shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans or shares redeemed through designated systematic withdrawal plans. The redemption fee is recorded as an increase to paid in capital. The redemption fee applies only to Fund shares purchased on or after August 1, 2002. The Large Cap Growth Fund imposed no redemption fees for the six months ended January 31, 2004.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser, a subsidiary of UnionBanCal Corporation, are parties to an Advisory Agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, that is calculated daily and paid monthly, based on the average daily net assets of each Fund, at an annual rate of 0.60% for the Large Cap Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, and the Balanced Fund; 1.15% for the Small Cap Growth Fund; 1.00% for the Small Cap Value Fund; 0.50% for the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, and the Bond Fund; and 0.30% for the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund, and the California Tax-Free Money Market Fund. The Adviser contractually agreed to reduce its fees throughout the six month period ended January 31, 2004 and for the period ending November 29, 2004, and to the extent necessary, reimburse the Funds in order to limit the Funds from exceeding such limitations. The expense limitations in effect at January 31, 2004 and through November 29, 2004 are as follows:

                                                FIDUCIARY  CLASS A   CLASS B
                                                  SHARES    SHARES    SHARES
                                                ---------  -------   -------
Large Cap Growth ..............................    0.97%     1.22%     n/a
Value Momentum ................................    0.97      1.22      n/a
Large Cap Value ...............................    0.95      1.20      n/a
Core Equity ...................................    0.95      1.20      n/a
Balanced ......................................    0.97      1.22      n/a
Small Cap Growth ..............................    1.52      1.77      n/a
Small Cap Value ...............................    1.37      1.62      n/a
California Intermediate
   Tax-Free Bond ..............................    0.52      0.77     1.52%
National Intermediate
   Tax-Free Bond ..............................    0.30      0.55      n/a
Bond ..........................................    0.77      1.02      n/a
100% U.S. Treasury Money Market ...............    0.55      0.80      n/a
U.S. Government Money Market ..................    0.55      0.80      n/a
Diversified Money Market ......................    0.55      0.80      n/a
California Tax-Free Money Market ..............    0.54      0.79      n/a


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Effective October 1, 2001, the Adviser and Waddell & Reed Investment Management
Company ("Waddell & Reed") entered into an investment sub-advisory agreement relating to the Large Cap Growth Fund. Waddell & Reed is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Growth Fund. Waddell & Reed is paid by the Adviser.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $50 million, 0.55% of the average daily net assets on the next $50 million and 0.50% on the average daily net assets over $100 million of the Small Cap Value Fund. LSV is paid by the Adviser.

Effective March 31, 2003, the Adviser and Aronson+Johnson+Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the average daily net assets of the Large Cap Value Fund. AJO is paid by the Adviser.

Effective April 29, 2003, the Adviser and Chartwell Investment Partners ("Chartwell") entered into an investment sub-advisory agreement relating to the Small Cap Growth Fund. Chartwell is entitled to receive a fee at the annual rate of 0.65% of the average daily net assets on the first $100 million and 0.60% on the average daily net assets over $100 million of the Small Cap Growth Fund. Chartwell is paid by the Adviser.

SEI Investments Global Funds Services (the "Administrator"), and HighMark are parties to an Administration Agreement (the "Agreement") dated February 15, 1997, under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.20% of the average daily net assets of each of the Funds. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. For the six month period ended January 31, 2004, the Administrator voluntarily agreed to waive a portion of its fee for all the Funds.

The Administrator has agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. For any new portfolios or classes of shares which commence operations after September 17, 2003, such new portfolios or classes of shares will be charged all transfer agency related expenses. These expenses are reflected on the Statements of Operations as Reduction of Expenses.

Certain officers of HighMark are also officers of the Adviser, the Administrator, and/or the Distributor. Such officers are paid no fees by HighMark for serving as officers of HighMark. The independent Trustees of HighMark receive quarterly retainer fees and expenses for each meeting of the Board of Trustees attended. Compensation of independent Trustees is paid by the Funds.

Pursuant to a separate agreement with the Administrator, the Adviser performs sub-administration services on behalf of each fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.10% of the average daily net assets of the Funds. For the six month period ended January 31, 2004, the Adviser received sub-administration fees in the amount of $2,920,419.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for HighMark. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services.

SEI Investments Distribution Co. (the "Distributor") and HighMark are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and payable monthly, at the annual rate of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares (0.75% of the average daily net assets of the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, and the Bond Fund) and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. The Distributor has voluntarily agreed to waive up to 0.55% for the Class S shares of the 100% U.S. Treasury Money Market Fund, up to 0.75% for the Class B shares of the U.S. Government Money Market Fund, up to 0.55% for the Class S shares of the U.S. Government Money Market Fund, up to 0.55% for the Class S shares of the Diversified Money Market Fund, and up to 0.55% of the Class S shares of the California Tax-Free Money Market Fund beginning April 17, 2003, November 8, 2002, June 20, 2003, July 2, 2003, and December 6, 2002, respectively. Each waiver is voluntary and may be terminated at any time. Prior to January 1, 2003 and December 1, 2002, the California Intermediate Tax-Free Bond Fund and Bond Fund waived all Class A distribution fees, respectively.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2004 (UNAUDITED)


HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Class A, Class B or Fiduciary Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the Funds listed below. The service providers voluntarily agreed to waive a portion of its fees for all Funds for the six month period ended January 31, 2004. Any such waiver is voluntary and may be terminated at any time. For the six month period from August 1, 2003 to January 31, 2004, Union Bank of California, N.A. received shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $686,000.

The following fees were payable (receivable) as of January 31, 2004:

                               INVESTMENT  ADMINIS- SHAREHOLDER
                                ADVISER    TRATIVE  SERVICING CUSTODIAN TRUSTEES
                               --------   --------   -------  --------- --------
Large Cap Growth ............  $109,097   $ 31,825   $19,577   $ 1,822  $   (7)
Value Momentum ..............   220,526     64,331    37,878     3,683    (105)
Large Cap Value .............    60,967     17,785    10,467     3,017    (287)
Core Equity .................    69,236     20,197    11,978     1,156     (47)
Balanced ....................    69,424     20,257    12,162     1,162     125
Small Cap Growth ............    33,942      5,208     2,928       298     (40)
Small Cap Value .............   132,412     23,174    14,652     9,154     (29)
California Intermediate
   Tax-Free Bond ............    53,198     33,256     1,921     1,905      43
National Intermediate
   Tax-Free Bond ............     5,757     17,736        --     1,013     (56)
Bond ........................   236,253     82,763    11,654     4,540     124
100% U.S. Treasury
   Money Market .............   250,895    146,347        --     8,376   3,350
U.S. Government
   Money Market .............   149,360     87,198       444     4,996     401
Diversified Money
   Market ...................   830,695    484,730        --    32,776   6,647
California Tax-Free
   Money Market .............    86,101     73,906        --     5,234     162

HighMark has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services the Distributor received $13,277 for the six month period ended January 31, 2004. Such amount is included as a reduction of interest income in the Statement of Operations. Effective October 24, 2003, this agreement was discontinued.


A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

               YEARS SINCE              CONTINGENT DEFERRED
              PURCHASE MADE                SALES CHARGE
              ---------------------------------------------
                  First ....................    5%
                  Second ...................    4%
                  Third ....................    3%
                  Fourth ...................    3%
                  Fifth ....................    2%
                  Sixth ....................    1%
                  Seventh and Following ....   None

A contingent deferred sales charge (CDSC) of 1% is imposed when Class C Shares are sold within the first year of purchase.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's average daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities, excluding short-term investments and U.S. government securities, for the six month period ended January 31, 2004 were as follows:

                                                          INVESTMENT SECURITIES
                                                          ---------------------
                                                          PURCHASES    SALES
                                                           (000)       (000)
                                                          -------     -------
Large Cap Growth ......................................   $71,403     $73,226
Value Momentum ........................................    41,616      53,460
Large Cap Value .......................................    46,950      41,537
Core Equity ...........................................    92,097      97,590
Balanced ..............................................    75,398      78,695
Small Cap Growth ......................................    32,328      12,822
Small Cap Value .......................................    24,747      13,016
California Intermediate Tax-Free Bond .................       177      26,141
National Intermediate Tax-Free Bond ...................    43,750       6,324
Bond ..................................................    12,095      22,982

The purchases and sales (including maturities) of U.S. government securities for the six month period ended January 31, 2004 were as follows:

                                                          PURCHASES     SALES
                                                            (000)       (000)
                                                         --------    --------
Balanced ..............................................  $  2,234    $  4,777
Bond ..................................................   164,684     185,158



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5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Post-October losses represent losses realized on investment transactions from November 1, 2002 through July 31, 2003, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At July 31, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                           EXPIRING JULY 31,
                                  --------------------------------------------------------------------------------------------------
                                  2004       2005      2006      2007      2008       2009        2010         2011         TOTAL
                                  (000)      (000)     (000)     (000)     (000)      (000)       (000)        (000)        (000)
                                 --------  --------   --------  --------  --------  --------    --------     --------      --------
Large Cap Growth ...............  $ --      $   --      $--      $ --     $   --      $ --      $130,467      $39,025      $169,492
Large Cap Value ................    --          --       --        --         --        --        21,015       33,000        54,015
Core Equity ....................    --          --       --        --         --        --         4,038       11,151        15,189
Balanced .......................    --          --       --        --         --        --         5,673        7,308        12,981
Small Cap Value ................    --          --       --        --         --        --           401           --           401
Bond ...........................   800       2,394       --        --      2,585       137            --        1,692         7,608
100% U.S. Treasury
 Money Market ..................    --          --       --        --         --        --             9          210           219
U.S. Government Money Market ...    --          --       --        --         --        --            20           15            35
Diversified Money Market .......    --          --       --       130         --         8            --           --           138
California Tax-Free
 Money Market ..................    --          --        9        --         --        --            --           --             9

At January 31, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held and options written by the Funds were as follows:

                                  FEDERAL TAX     TOTAL         TOTAL            NET
                                     COST      APPRECIATION  DEPRECIATION    APPRECIATION
                                    (000)         (000)          (000)           (000)
                                   --------      --------      --------        --------
Large Cap Growth ................  $222,658      $ 39,253      $ (3,717)       $ 35,536
Value Momentum ..................   380,026       153,611       (12,725)        140,886
Large Cap Value .................   123,371        22,655          (900)         21,755
Core Equity .....................   136,317        15,397        (2,945)         12,452
Balanced ........................   135,919        14,494        (1,929)         12,565
Small Cap Growth ................    31,758         4,370          (901)          3,469
Small Cap Value .................   153,851        44,126        (1,918)         42,208
California Intermediate
   Tax-Free Bond ................   204,946        14,932          (326)         14,606
National Intermediate
   Tax-Free Bond ................   103,551         8,262           (70)          8,192
Bond ............................   594,637        34,908        (1,456)         33,452


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2004 (UNAUDITED)


6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan at January 31, 2004, the collateral purchased with cash received and held at January 31, 2004, and the income generated from the program during the six month period ended January 31, 2004, with respect to such loans were as follows:

                                 MARKET VALUE OF    MARKET     INCOME RECEIVED
                                    SECURITIES     VALUE OF    FROM SECURITIES
                                      LOANED      COLLATERAL       LENDING
                                      (000)         (000)           (000)
                                 --------------  ------------  ----------------
Large Cap Growth ................    $46,304       $47,721           $36
Value Momentum ..................     81,252        83,845            62
Large Cap Value .................     24,523        25,360            28
Core Equity .....................     18,223        18,745            16
Balanced ........................     20,505        21,079            13
Small Cap Value .................     32,824        34,309            22
Bond ............................     62,437        63,948            37

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities in the State of California. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state.

8. OPTION CONTRACTS

Transactions in written covered call options and purchased put options during the six month period ended January 31, 2004 are summarized as follows:

                                                       VALUE MOMENTUM
                                                   ---------------------
                                                   NUMBER OF
  WRITTEN OPTION TRANSACTIONS                      CONTRACTS    PREMIUM
------------------------------                     ---------   ---------
Option written and outstanding at
   beginning of period ..........................      435      $193,776
Call option written during period ...............    1,100        99,885
Call option exercised during period .............     (700)      (51,092)
Call option expired during period ...............     (435)     (193,776)
Call option closed during period ................       --            --
                                                     -----      --------
Options written and outstanding
   end of period ................................      400      $ 48,793
                                                     =====      ========

                                                       VALUE MOMENTUM
                                                   ---------------------
                                                   NUMBER OF
 PURCHASE OPTION TRANSACTIONS                      CONTRACTS    PREMIUM
------------------------------                     ---------   ---------
Purchased put option outstanding at
   beginning of period ..........................      642      $165,192
Put option purchased during period ..............    1,100       136,810
Put option sold during period ...................       --            --
Put option expired during period ................   (1,342)     (240,797)
Put option exercised during period ..............       --            --
                                                     -----      --------
Purchased put option outstanding at
   end of period ................................      400      $ 61,205
                                                     =====      ========

9. FUND MERGERS

On October 18, 2002 the UBOC Intermediate Municipal Bond Fund, an unregistered common trust fund of Union Bank of California, was converted into the HighMark National Intermediate Tax-Free Bond Fund. The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The UBOC Intermediate Municipal Bond Fund issued 6,110,723 shares valued at $70,644,819 (including $3,496,494 of unrealized appreciation) immediately before the conversion. The HighMark National Intermediate Tax-Free Bond Fund commenced operations on October 18, 2002 as a result of this conversion. One share of the Fiduciary Class was issued for each share of the UBOC Intermediate Municipal Bond Fund.

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On September 19, 2003 the UBOC Municipal Bond Fund, an unregistered common trust fund of Union Bank of California, was converted into the HighMark National Intermediate Tax-Free Bond Fund. The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The UBOC Municipal Bond Fund issued 4,027,945 shares valued at $47,618,371
(including $3,868,594 of unrealized appreciation) immediately before the conversion.

10. IN-KIND TRANSACTIONS

During the year ended July 31, 2003, the Balanced Fund primarily distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Fund's holdings. The value of the redemptions were as follows: FIDUCIARY SHARES:
                                                                       REALIZED
                             SECURITIES                      GAIN       SHARES
             REDEMPTION      AT VALUE         CASH         BY FUND     REDEEMED
             -----------    -----------    ----------    ----------    ---------
Balanced
 03/20/03    $50,915,212    $47,042,351    $3,872,861    $2,739,924    4,525,797

Since these transactions were nontaxable events, these gains will have no impact on the Funds' capital gain distributions. These transactions were completed pursuant to procedures adopted by the Board of Trustees.

11. SUBSEQUENT EVENTS

On December 10, 2003, HighMark Funds' Board of Trustees approved the filing of a registration statement with the Securities and Exchange Commission to open the Income Plus Allocation Fund, Growth and Income Allocation Fund and Capital Growth Allocation Fund ("New Funds"). The anticipated date of effectiveness of the New Funds is May 1, 2004.

On December 10, 2003, the Board of Trustees approved the opening of Class C shares for the U.S. Government Money Market Fund.

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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JANUARY 31, 2004 (UNAUDITED)


12. SHARES ISSUED AND REDEEMED (000):

Transactions in Fund Shares were as follows:
For the six month period ended January 31, 2004 and the year or period ended July 31, 2003

                                                       LARGE CAP GROWTH             VALUE MOMENTUM              LARGE CAP VALUE
                                                             FUND                        FUND                        FUND
                                                   -------------------------   -------------------------   -------------------------
                                                    08/01/03      08/01/02      08/01/03      08/01/02      08/01/03      08/01/02
                                                   TO 01/31/04   TO 07/31/03   TO 01/31/04   TO 07/31/03   TO 01/31/04   TO 07/31/03
                                                   -------------------------   -------------------------   -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued ........................................   2,689         5,291         1,717         3,957         1,372         2,691
    Issued in Lieu of Cash Distributions ..........      --            12           848           968            23            52
    Redeemed ......................................  (3,312)       (7,045)       (2,061)       (5,731)         (881)       (4,785)
                                                   --------      --------      --------      --------      --------      --------
      Total Fiduciary Share Transactions ..........    (623)       (1,742)          504          (806)          514        (2,042)
                                                   --------      --------      --------      --------      --------      --------
  Class A Shares:
    Issued ........................................     520         6,584           134           987           128            75
    Issued in Lieu of Cash Distributions ..........      --            --            62            70            13            35
    Redeemed ......................................    (353)       (5,837)         (114)       (1,070)         (234)         (641)
                                                   --------      --------      --------      --------      --------      --------
      Total Class A Share Transactions ............     167           747            82           (13)          (93)         (531)
                                                   --------      --------      --------      --------      --------      --------
  Class B Shares:
    Issued ........................................     144           268            37            40            80            22
    Issued in Lieu of Cash Distributions ..........      --            --            20            22            --             1
    Redeemed ......................................    (120)         (384)          (28)          (89)          (11)          (56)
                                                   --------      --------      --------      --------      --------      --------
      Total Class B Share Transactions ............      24          (116)           29           (27)           69           (33)
                                                   --------      --------      --------      --------      --------      --------
  Class C Shares (3):
    Issued ........................................      56            87             5             5            72            20
    Issued in Lieu of Cash Distributions ..........      --            --             2             1            --            --
    Redeemed ......................................     (28)          (27)           (6)          (11)           (1)           (6)
                                                   --------      --------      --------      --------      --------      --------
      Total Class C Share Transactions ............      28            60             1            (5)           71            14
                                                   --------      --------      --------      --------      --------      --------
    Net Increase (Decrease) in Share Transactions .    (404)       (1,051)          616          (851)          561        (2,592)
                                                   ========      ========      ========      ========      ========      ========

                                                                               CALIFORNIA INTERMEDIATE       NATIONAL INTERMEDIATE
                                                                                     TAX-FREE BOND               TAX-FREE BOND
                                                                                        FUND                        FUND
                                                                              -------------------------   --------------------------
                                                                               08/01/03      08/01/02      08/01/03     10/18/02 (2)
                                                                              TO 01/31/04   TO 07/31/03   TO 01/31/04   TO 07/31/03
                                                                              -------------------------   --------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the conversion of the UBOC Municipal Bond Fund (4) ........         --            --         4,028            --
    Issued from the conversion of the UBOC Intermediate Municipal
      Bond Fund (4) .......................................................         --            --            --         6,111
    Issued ................................................................      1,504         4,260           230           902
    Issued in Lieu of Cash Distributions ..................................         63            56             1            --
    Redeemed ..............................................................     (2,147)       (2,681)       (1,192)         (749)
                                                                              --------      --------      --------      --------
      Total Fiduciary Share Transactions ..................................       (580)        1,635         3,067         6,264
                                                                              --------      --------      --------      --------
  Class A Shares:
    Issued ................................................................        424         5,482            82           245
    Issued in Lieu of Cash Distributions ..................................        114           275             2             2
    Redeemed ..............................................................     (2,068)       (6,365)          (67)          (17)
                                                                              --------      --------      --------      --------
      Total Class A Share Transactions ....................................     (1,530)         (608)           17           230
                                                                              --------      --------      --------      --------
  Class B Shares:
    Issued ................................................................         44           329            --            --
    Issued in Lieu of Cash Distributions ..................................         10            17            --            --
    Redeemed ..............................................................       (137)         (120)           --            --
                                                                              --------      --------      --------      --------
      Total Class B Share Transactions ....................................        (83)          226            --            --
                                                                              --------      --------      --------      --------
  Class C Shares (3):
    Issued ................................................................          5            --            --            --
    Issued in Lieu of Cash Distributions ..................................         --            --            --            --
    Redeemed ..............................................................         --            --            --            --
                                                                              --------      --------      --------      --------
      Total Class C Share Transactions ....................................          5            --            --            --
                                                                              --------      --------      --------      --------
  Class S Shares:
    Issued ................................................................         --            --            --            --
    Issued in Lieu of Cash Distributions .......... ........................        --            --            --            --
    Redeemed ..............................................................         --            --            --            --
                                                                              --------      --------      --------      --------
      Total Class S Share Transactions ....................................         --            --            --            --
                                                                              --------      --------      --------      --------
    Net Increase (Decrease) in Share Transactions .........................     (2,188)        1,253         3,084         6,494
                                                                              ========      ========      ========      ========

   AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.
     * INCLUDES REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).
   (1) COMMENCED OPERATIONS ON APRIL 28, 2003.
   (2) COMMENCED OPERATIONS ON OCTOBER 18, 2002.
   (3) CLASS C SHARES COMMENCED OPERATIONS ON NOVEMBER 28, 2003 FOR THE CORE EQUITY, CALIFORNIA INTERMEDIATE TAX-FREE BOND,
       NATIONAL INTERMEDIATE TAX FREE BOND AND BOND FUNDS.
   (4) COMMENCED OPERATIONS ON SEPTEMBER 19, 2003.

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[GRAPHIC OF MOUNTAIN RANGE OMITTED]



                                                         CORE EQUITY                   BALANCED                SMALL CAP GROWTH
                                                            FUND                         FUND                        FUND
                                                  -------------------------   -------------------------   --------------------------
                                                   08/01/03      08/01/02      08/01/03      08/01/02      08/01/03     04/28/03 (1)
                                                  TO 01/31/04   TO 07/31/03   TO 01/31/04   TO 07/31/03   TO 01/31/04   TO 07/31/03
                                                  -------------------------   -------------------------   --------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued .......................................   1,476         5,240         1,117         2,896         1,526           650
    Issued in Lieu of Cash Distributions .........      12            55            63           289            25            --
    Redeemed .....................................  (1,844)       (6,677)       (1,491)       (9,311)*        (152)          (33)
                                                  --------      --------      --------      --------      --------      --------
      Total Fiduciary Share Transactions .........    (356)       (1,382)         (311)       (6,126)        1,399           617
                                                  --------      --------      --------      --------      --------      --------
  Class A Shares:
    Issued .......................................     120           366            58           172           115           349
    Issued in Lieu of Cash Distributions .........       1             2             3            12             6            --
    Redeemed .....................................    (104)         (165)          (77)         (209)          (43)           --
                                                  --------      --------      --------      --------      --------      --------
      Total Class A Share Transactions ...........      17           203           (16)          (25)           78           349
                                                  --------      --------      --------      --------      --------      --------
  Class B Shares:
    Issued .......................................      39            97            28            63            32             8
    Issued in Lieu of Cash Distributions .........      --             1             1             4            --            --
    Redeemed .....................................     (21)          (71)          (16)          (90)           (1)           --
                                                  --------      --------      --------      --------      --------      --------
      Total Class B Share Transactions ...........      18            27            13           (23)           31             8
                                                  --------      --------      --------      --------      --------      --------
  Class C Shares (3):
    Issued .......................................      21            --            12             5            29            39
    Issued in Lieu of Cash Distributions .........      --            --            --            --             1            --
    Redeemed .....................................      --            --            (1)           (7)           --            --
                                                  --------      --------      --------      --------      --------      --------
      Total Class C Share Transactions ...........      21            --            11            (2)           30            39
                                                  --------      --------      --------      --------      --------      --------
    Net Increase (Decrease) in Share Transactions     (300)       (1,152)         (303)       (6,176)        1,538         1,013
                                                  ========      ========      ========      ========      ========      ========

                                                        SMALL CAP VALUE
                                                             FUND
                                                   -------------------------
                                                    08/01/03      08/01/02
                                                   TO 01/31/04   TO 07/31/03
                                                   -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued .......................................    1,056         3,057
    Issued in Lieu of Cash Distributions .........       88             6
    Redeemed .....................................     (684)       (2,843)
                                                   --------      --------
      Total Fiduciary Share Transactions .........      460           220
                                                   --------      --------
  Class A Shares:
    Issued .......................................      730         1,198
    Issued in Lieu of Cash Distributions .........       28             1
    Redeemed .....................................     (368)         (856)
                                                   --------      --------
      Total Class A Share Transactions ...........      390           343
                                                   --------      --------
  Class B Shares:
    Issued .......................................      158           228
    Issued in Lieu of Cash Distributions .........       13            --
    Redeemed .....................................      (47)         (184)
                                                   --------      --------
      Total Class B Share Transactions ...........      124            44
                                                   --------      --------
  Class C Shares (3):
    Issued .......................................      131           130
    Issued in Lieu of Cash Distributions .........        5            --
    Redeemed .....................................      (22)          (47)
                                                   --------      --------
      Total Class C Share Transactions ...........      114            83
                                                   --------      --------
    Net Increase (Decrease) in Share Transactions    1,088            690
                                                   ========      ========

                                                                                 100% U.S. TREASURY
                                                             BOND                  MONEY MARKET               U.S. GOVERNMENT
                                                             FUND                      FUND                  MONEY MARKET FUND
                                                  -------------------------  -------------------------   -------------------------
                                                   08/01/03     08/01/02      08/01/03      08/01/02      08/01/03      08/01/02
                                                  TO 01/31/04  TO 07/31/03   TO 01/31/04   TO 07/31/03   TO 01/31/04   TO 07/31/03
                                                  -------------------------  -------------------------   -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the conversion of the
      UBOC Municipal Bond Fund (4) ...............       --            --            --            --            --            --
    Issued from the conversion of the
      UBOC Intermediate Municipal Bond Fund (4) ..       --            --            --            --            --            --
    Issued .......................................    3,780        18,693       999,569     3,126,319     1,579,447     2,964,455
    Issued in Lieu of Cash Distributions .........      519         1,191            52           190            27            94
    Redeemed .....................................   (6,766)      (18,471)   (1,044,451)   (3,083,299)   (1,644,723)   (2,968,568)
                                                   --------      --------   -----------   -----------   -----------   -----------
      Total Fiduciary Share Transactions .........   (2,467)        1,413       (44,830)       43,210       (65,249)       (4,019)
                                                   --------      --------   -----------   -----------   -----------   -----------
  Class A Shares:
    Issued .......................................      502         2,287       277,344       236,962        25,507        58,024
    Issued in Lieu of Cash Distributions .........       71           167           216         1,387            57           271
    Redeemed .....................................   (1,030)       (2,144)     (261,951)     (277,900)      (22,686)      (67,483)
                                                   --------      --------   -----------   -----------   -----------   -----------
      Total Class A Share Transactions ...........     (457)          310        15,609       (39,551)        2,878        (9,188)
                                                   --------      --------   -----------   -----------   -----------   -----------
  Class B Shares:
    Issued .......................................       65           452            --            --           292         1,249
    Issued in Lieu of Cash Distributions .........       14            31            --            --             1             3
    Redeemed .....................................     (169)         (120)           --            --          (484)       (1,016)
                                                   --------      --------   -----------   -----------   -----------   -----------
      Total Class B Share Transactions ...........      (90)          363            --            --          (191)          236
                                                   --------      --------   -----------   -----------   -----------   -----------
  Class C Shares (3):
    Issued .......................................       --            --            --            --            --            --
    Issued in Lieu of Cash Distributions .........       --            --            --            --            --            --
    Redeemed .....................................       --            --            --            --            --            --
                                                   --------      --------   -----------   -----------   -----------   -----------
      Total Class C Share Transactions ...........       --            --            --            --            --            --
                                                   --------      --------   -----------   -----------   -----------   -----------
  Class S Shares:
    Issued .......................................       --            --       611,535     1,557,644       182,498       429,911
    Issued in Lieu of Cash Distributions .........       --            --           138         2,118            14           347
    Redeemed .....................................       --            --      (679,460)   (1,815,382)    (189,427)      (470,212)
                                                   --------      --------   -----------   -----------   -----------   -----------
      Total Class S Share Transactions ...........       --            --       (67,787)     (255,620)       (6,915)      (39,954)
                                                   --------      --------   -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Share Transactions    (3,014)        2,086       (97,008)     (251,961)      (69,477)      (52,925)
                                                   ========      ========   ===========   ===========   ===========   ===========

                                                           DIVERSIFIED                CALIFORNIA TAX-FREE
                                                          MONEY MARKET                    MONEY MARKET
                                                             FUND                            FUND
                                                    -------------------------      -------------------------
                                                     08/01/03      08/01/02         08/01/03      08/01/02
                                                    TO 01/31/04   TO 07/31/03      TO 01/31/04   TO 07/31/03
                                                    -------------------------      -------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the conversion of the
      UBOC Municipal Bond Fund (4) ...............          --            --               --            --
    Issued from the conversion of the
      UBOC Intermediate Municipal Bond Fund (4) ..          --            --               --            --
    Issued .......................................   2,588,085     4,148,527          147,169       438,617
    Issued in Lieu of Cash Distributions .........       1,277         4,461               --            --
    Redeemed .....................................  (2,628,512)   (4,408,399)        (182,148)     (460,787)
                                                   -----------   -----------        ---------     ---------
      Total Fiduciary Share Transactions .........     (39,150)     (255,411)         (34,979)      (22,170)
                                                   -----------   -----------        ---------     ---------
  Class A Shares:
    Issued .......................................     236,335       510,589          168,709       320,347
    Issued in Lieu of Cash Distributions .........       1,146         5,095              375         1,404
    Redeemed .....................................    (262,669)     (606,223)        (199,152)     (295,361)
                                                   -----------   -----------        ---------     ---------
      Total Class A Share Transactions ...........     (25,188)      (90,539)         (30,068)       26,390
                                                   -----------   -----------        ---------     ---------
  Class B Shares:
    Issued .......................................          --            --               --            --
    Issued in Lieu of Cash Distributions .........          --            --               --            --
    Redeemed .....................................          --            --               --            --
                                                   -----------   -----------        ---------     ---------
      Total Class B Share Transactions ...........          --            --               --            --
                                                   -----------   -----------        ---------     ---------
  Class C Shares (3):
    Issued .......................................          --            --               --            --
    Issued in Lieu of Cash Distributions .........          --            --               --            --
    Redeemed .....................................          --            --               --            --
                                                   -----------   -----------        ---------     ---------
      Total Class C Share Transactions ...........          --            --               --            --
                                                   -----------   -----------        ---------     ---------
  Class S Shares:
    Issued .......................................   1,234,875     2,559,827          116,489       226,054
    Issued in Lieu of Cash Distributions .........         352         5,862               16           161
    Redeemed .....................................  (1,483,330)   (2,917,699)        (124,308)     (247,707)
                                                   -----------   -----------        ---------     ---------
      Total Class S Share Transactions ...........    (248,103)     (352,010)          (7,803)      (21,492)
                                                   -----------   -----------        ---------     ---------
    Net Increase (Decrease) in Share Transactions     (312,441)     (697,960)         (72,850)      (17,272)
                                                   ===========   ===========        =========     =========


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SHAREHOLDER VOTING RESULTS (UNAUDITED)



At a shareholder meeting held on August 22, 2003, the shareholders of the HighMark International Equity Fund voted on the proposed liquidation of the assets of the HighMark International Equity Fund. The results of the voting were as follows:

                          SHARES             % OF          % OF SHARES
                          VOTED           SHARES VOTED     OUTSTANDING
                         -------          ------------    -------------
For                    730,289.66           99.56%           70.15%
Against                    188.00            0.02%            0.02%
Abstain                  3,008.00            0.41%            0.29%

The liquidation of the HighMark International Equity Fund took place on August 29, 2003.






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

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

HIGHMARK FUND INFORMATION



HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. Descriptions of the proxy voting guidelines and policies of the Adviser and the sub-advisers are available, without charge, by calling our investor services desk at 1-800-433-6884 or on the SEC's website at http://www.sec.gov.

                                           FIDUCIARY SHARES INFORMATION
FUND                                              CUSIP                        TICKER                  FUND #
LARGE CAP GROWTH                                431114818                       HMGRX                    492

VALUE MOMENTUM                                  431114677                       HMVMX                    871

LARGE CAP VALUE                                 431114206                       HMIEX                    490

CORE EQUITY                                     431112788                       HMCFX                   1627

BALANCED                                        431114792                       HMBAX                    491

SMALL CAP GROWTH                                431112739                       HSRFX                   1204

SMALL CAP VALUE                                 431112101                       HMSCX                    148

CA INTERMEDIATE TAX-FREEBOND                    431114644                       HMITX                    847

NATIONAL INTERMEDIATE TAX-FREE BOND             431112655                       HMNTX                   1600

BOND                                            431114305                       HMBDX                    489

100% U.S. TREASURY MONEY MARKET                 431114503                       HMTXX                    486

U.S. GOVERNMENT MONEY MARKET                    431114701                       HMGXX                    485

DIVERSIFIED MONEY MARKET                        431114883                       HMDXX                    484

CA TAX-FREE MONEY MARKET                        431114842                       HMCXX                    487

                                         RETAIL SHARES INFORMATION
LARGE CAP GROWTH
     CLASS A SHARES                             431114768                       HMRGX                    481
     CLASS B SHARES                             431114511                       HMGBX                    455
     CLASS C SHARES                             431112879                       HGRCX                   1755

VALUE MOMENTUM
     CLASS A SHARES                             431114628                       HMVLX                    870
     CLASS B SHARES                             431114529                       HVMBX                    456
     CLASS C SHARES                             431112812                       HVMCX                   1753

LARGE CAP VALUE
     CLASS A SHARES                             431114784                       HMERX                    479
     CLASS B SHARES                             431114537                       HIEBX                    457
     CLASS C SHARES                             431112861                       HIECX                   1754


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

[HIGHMARK FUNDS LOGO OMITTED]
[GRAPHIC OF MOUNTAIN RANGE OMITTED]


                                      RETAIL SHARES INFORMATION (CONTINUED)
FUND                                             CUSIP                         TICKER                  FUND #
     CORE EQUITY
     CLASS A SHARES                             431112770                       HCEAX                   1626
     CLASS B SHARES                             431112762                       HCEBX                   1628
     CLASS C SHARES                             431112754                       HCECX                   1632

BALANCED
     CLASS A SHARES                            431114776                       HMBRX                     480
     CLASS B SHARES                             431114545                       HMBBX                    452
     CLASS C SHARES                             431112887                       HMBCX                   1760

SMALL CAP GROWTH
     CLASS A SHARES                             431112713                       HSRAX                   1201
     CLASS B SHARES                             431112697                       HSRBX                   1202
     CLASS C SHARES                             431112689                       HSRCX                   1203

SMALL CAP VALUE
     CLASS A SHARES                             431112200                       HASVX                     41
     CLASS B SHARES                             431112309                       HBSVX                    123
     CLASS C SHARES                             431112820                       HSVCX                   1756

CA INTERMEDIATE TAX-FREE BOND
     CLASS A SHARES                             431114578                       HMCIX                    846
     CLASS B SHARES                             431112796                       HCABX                   1761
     CLASS C SHARES                             431112630                       HCTCX                   1491

NATIONAL INTERMEDIATE TAX-FREE BOND
     CLASS A SHARES                             431112663                       HMNFX                   1598
     CLASS C SHARES                             431112622                       HNTCX                   1490

BOND
     CLASS A SHARES                             431114743                       HMRBX                    478
     CLASS B SHARES                             431112747                       HBDBX                   1090
     CLASS C SHARES                             431112648                       HBDCX                   1492

100% U.S. TREASURY MONEY MARKET
     CLASS A SHARES                             431114404                       HMRXX                    475
     CLASS S SHARES                             431112606                       HUSXX                   1730

U.S. GOVERNMENT MONEY MARKET
     CLASS A SHARES                             431114602                       HMUXX                    474
     CLASS B SHARES                             431114495                       HGBXX                    450
     CLASS S SHARES                             431112507                       HGSXX                   1729

DIVERSIFIED MONEY MARKET
     CLASS A SHARES                             431114800                       HMVXX                    473
     CLASS S SHARES                             431112408                       HDSXX                   1728

CA TAX-FREE MONEY MARKET
     CLASS A SHARES                             431114859                       HMAXX                    476
     CLASS S SHARES                             431112705                       HCSXX                   1727

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

[GRAPHIC OF MOUNTAIN RANGE OMITTED]

SERVICE PROVIDERS &
BOARD OF TRUSTEES

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94111

SUB-ADVISERS
Large Cap Growth Fund:
Waddell &Reed Investment Management Co.
6300 Lamar Avenue
Shawnee Mission, KS 66202

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, Twentieth Floor
Philadelphia, PA 19102

Small Cap Growth Fund:
Chartwell Investment Partners
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

Small Cap Value Fund:
LSVAsset Management
1 North Wacker Drive, Suite 4000
Chicago, IL 60606

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94111

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Global Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray LLP
One California Street, Suite 220
San Francisco, CA 94111

AUDITORS
Deloitte & Touche LLP
350 South Grand Avenue, Suite 200
Los Angeles, CA 90071-3462

TRANFER AGENT
State Street Bank & Trust Co.
PO Box 8416
Boston, MA 02266-8416

BOARD OF TRUSTEES
Joseph C. Jaeger, Chairman
David A. Goldfarb, Vice Chairman
Thomas L. Braje
Michael L. Noel
Robert M. Whitler




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

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[GRAPHIC OF MOUNTAIN RANGE OMITTED]

NOTES




--------------------------------------------------------------------------------

96                          1.800.433.6884

--------------------------------------------------------------------------------

                                 To learn more about HighMark, visit us at www.highmarkfunds.com or call:

                                 INVESTOR SERVICES DESK
                                 1.800.433.6884

                                 INVESTMENT PROFESSIONAL SUPPORT DESK
                                 1.800.455.5609



                                 THANK YOU
                                 FOR YOUR INVESTMENT.



                                 [HIGHMARK FUNDS LOGO OMITTED]






                               -----------------------------
                                 Mutual Funds:
                                 o are not FDIC insured
                                 o have no bank guarantee
                                 o may lose value
                              ------------------------------

[HIGHMARK FUNDS LOGO OMITTED]



445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071



www.highmarkfunds.com

HMK-SA-001-0300
84808 (01/04)

ITEM 2.   CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are DAVID A. GOLFARB AND ROBERT M. WHITLER are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BYCLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                HighMark Funds



By (Signature and Title)*                   /s/ James F. Volk
                                            -----------------
                                            James F. Volk, President

Date 03/22/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -----------------
                                            James F. Volk, President

Date 03/22/04


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -------------------
                                            Peter J. Golden, Controller and CFO

Date 03/22/04
* Print the name and title of each signing officer under his or her signature.